          AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 24, 2003
                                                       REGISTRATION NO. 33-43058

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                             ---------------------


                        POST EFFECTIVE AMENDMENT NO. 13

                                       TO
                                    FORM S-6
                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2
                             ---------------------

                        MERRILL LYNCH LIFE VARIABLE LIFE
                              SEPARATE ACCOUNT II
                             (EXACT NAME OF TRUST)

                      MERRILL LYNCH LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)


                      1300 MERRILL LYNCH DRIVE, 2ND FLOOR


                          PENNINGTON, NEW JERSEY 08534

         (COMPLETE ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                             ---------------------

                            BARRY G. SKOLNICK, ESQ.
                   SENIOR VICE PRESIDENT AND GENERAL COUNSEL
                      MERRILL LYNCH LIFE INSURANCE COMPANY

                      1300 MERRILL LYNCH DRIVE, 2ND FLOOR


                          PENNINGTON, NEW JERSEY 08534

                (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

                             ---------------------

                                    COPY TO:
                             STEPHEN E. ROTH, ESQ.
                        SUTHERLAND ASBILL & BRENNAN LLP
                         1275 PENNSYLVANIA AVENUE, N.W.
                          WASHINGTON, D.C. 20004-2415

                             ---------------------

It is proposed that this filing will become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)


     [X]  on May 1, 2003 pursuant to paragraph (b)


     [ ]  60 days after filing pursuant to paragraph (a) (1)

     [ ]  on __________ pursuant to paragraph (a) (1) of Rule 485
           (date)

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Units of Interest in Single Premium Variable Life Insurance Policies.

Check box if it is proposed that the filing will become effective on (date) at
(time) pursuant to Rule 487  [ ]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PROSPECTUS


May 1, 2003


              Merrill Lynch Life Variable Life Separate Account II

                 SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                   issued by
                      Merrill Lynch Life Insurance Company
                    HOME OFFICE: Little Rock, Arkansas 72201

                   SERVICE CENTER: 4804 Deer Lake Drive East
                          Jacksonville, Florida 32246
                             PHONE: (800) 354-5333

                                offered through
               Merrill Lynch, Pierce, Fenner & Smith Incorporated

This Prospectus describes a single premium variable life insurance policy (the "Policy") Merrill Lynch Life Insurance Company issues. We do not currently offer this policy for sale to new purchasers.

Until the end of the "free look" period, we will invest your initial payment in the investment division of the Merrill Lynch Life Variable Life Separate Account II (the "Separate Account") investing in the Money Reserve Portfolio. Afterward, you may reallocate your investment base to any five of the investment divisions of the Separate Account. We then invest each investment division's assets in corresponding portfolios of the following:

- MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
    - Basic Value V.I. Fund
     - Developing Capital Markets V.I. Fund
     - Global Growth V.I. Fund
     - Index 500 V.I. Fund
     - Large Cap Value V.I. Fund
     - Small Cap Value V.I. Fund
     - Utilities and Telecommunications
       V.I. Fund

- MERRILL LYNCH SERIES FUND, INC.
    - Balanced Capital Strategy Portfolio
     - Large Cap Core Strategy Portfolio
     - Core Bond Strategy Portfolio
     - Fundamental Growth Strategy Portfolio
     - Global Allocation Strategy Portfolio
     - High Yield Portfolio
     - Intermediate Government Bond Portfolio
     - Money Reserve Portfolio
     - Natural Resources Portfolio

- MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES
     - Twelve maturity dates ranging from
       August 15, 2003-February 15, 2019

- AIM VARIABLE INSURANCE FUNDS
    - AIM V.I. Capital Appreciation Fund
     - AIM V.I. Premier Equity Fund


- ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.


    - AllianceBernstein Premier Growth Portfolio


     - AllianceBernstein Quasar Portfolio


- MERCURY VARIABLE TRUST
    - International Value V.I. Fund

- MERCURY V.I. FUNDS, INC.
    - Merrill Lynch Large Cap Growth V.I. Fund

- MFS VARIABLE INSURANCE TRUST
    - MFS Emerging Growth Series
     - MFS Research Series

Currently, you may change your investment allocation as often as you like.

We guarantee that regardless of investment results, insurance coverage will continue for the insured's life, or, as you may select, for a shorter time if the face amount chosen is above the minimum face amount required for the initial payment. During this guarantee period, we will terminate the policy only if any loan debt exceeds certain policy values. After the guarantee period ends, the policy will remain in effect as long as the net cash surrender value is sufficient to cover all charges due. While the policy is in effect, the death benefit may vary to reflect the investment results of the investment divisions chosen, but will never be less than the face amount.

You may:

     - make additional payments subject to certain conditions

     - redeem the policy for its net cash surrender value

     - borrow up to the loan value of your policy

The net cash surrender value will vary with the investment results of the investment divisions chosen. We don't guarantee any minimum cash surrender value.

Within certain limits, you may return the policy or exchange it for a policy with benefits that don't vary with the investment results of a separate account.

It may not be advantageous to replace existing insurance with the policy.

PURCHASING THIS CONTRACT INVOLVES CERTAIN RISKS. INVESTMENT RESULTS CAN VARY BOTH UP AND DOWN AND CAN EVEN DECREASE THE VALUE OF PREMIUM PAYMENTS. THEREFORE, YOU COULD LOSE ALL OR PART OF THE MONEY YOU INVEST. EXCEPT FOR THE GUARANTEED DEATH BENEFIT WE PROVIDE, YOU BEAR ALL INVESTMENT RISKS. WE DO NOT GUARANTEE HOW ANY OF THE INVESTMENT DIVISIONS OR FUNDS WILL PERFORM.

LIFE INSURANCE IS INTENDED TO BE A LONG-TERM INVESTMENT. YOU SHOULD EVALUATE YOUR INSURANCE NEEDS AND THE CONTRACT'S LONG-TERM INVESTMENT POTENTIAL AND RISKS BEFORE PURCHASING THE CONTRACT.


CURRENT PROSPECTUSES FOR THE MERRILL LYNCH VARIABLE SERIES FUNDS, INC.; THE MERRILL LYNCH SERIES FUND, INC; THE MERRILL LYNCH FUND OF STRIPPED ("ZERO") U.S. TREASURY SECURITIES; THE AIM VARIABLE INSURANCE FUNDS; THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.; THE MERCURY VARIABLE TRUST; THE MERCURY V.I. FUNDS, INC.; AND THE MFS(R) VARIABLE INSURANCE TRUST(SM) MUST ACCOMPANY THIS PROSPECTUS. PLEASE READ THESE DOCUMENTS CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE POLICIES OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                              Page
                                                              ----
IMPORTANT TERMS.............................................    4
SUMMARY OF THE POLICY.......................................    4
  What the Policy Provides..................................    4
  Availability and Payments.................................    5
  The Investment Base.......................................    5
  The Investment Divisions..................................    5
  Illustrations.............................................    6
  Replacement of Existing Coverage..........................    6
  Right to Cancel ("Free Look" Period) or Exchange..........    6
  Distributions From The Policy.............................    6
  Fees and Charges..........................................    7
FACTS ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY, MERRILL
  LYNCH, PIERCE, FENNER & SMITH INCORPORATED, THE SEPARATE
  ACCOUNT, THE FUNDS, AND THE TRUSTS........................    9
  Merrill Lynch Life Insurance Company......................    9
  Merrill Lynch, Pierce, Fenner & Smith Incorporated........    9
  Assumption of Previously Issued Policies and Subsequent
     Merger.................................................    9
  The Separate Account......................................   10
  Net Rate of Return for an Investment Division.............   11
  Changes Within the Account................................   11
THE FUNDS...................................................   12
  The Series Fund...........................................   12
  The Variable Series Funds.................................   13
  The AIM V.I. Funds........................................   13
  The AllianceBernstein Fund................................   14
  The Mercury Trust.........................................   14
  The Mercury V.I. Funds....................................   15
  The MFS Trust.............................................   15
  Special Risks In Certain Funds............................   15
  The Operation of the Funds................................   16
  The Trusts................................................   17
FACTS ABOUT THE POLICY......................................   18
  State Variations..........................................   18
  Who May be Covered........................................   19
  Initial Payment...........................................   19
  Right to Cancel ("Free Look" Period)......................   20
  Making Additional Payments................................   20
  Investment Base...........................................   21
  Charges...................................................   21
  Charges Deducted from the Investment Base.................   22
  Charges to the Separate Account...........................   23
  Fund Expenses.............................................   23
  Guarantee Period..........................................   24
  Net Cash Surrender Value..................................   24
  Policy Loans..............................................   24
  Death Benefit Proceeds....................................   25
  Payment of Death Benefit Proceeds.........................   26
  Dollar Cost Averaging.....................................   27

                                                              Page
                                                              ----
  Right to Exchange the Policy..............................   27
  Income Plans..............................................   27
  Reports to Policy Owners..................................   28
MORE ABOUT THE POLICY.......................................   29
  Using the Policy..........................................   29
  Some Administrative Procedures............................   30
  Other Policy Provisions...................................   32
  Group or Sponsored Arrangements...........................   32
  Unisex Legal Considerations for Employers.................   33
  Selling the Policies......................................   33
  Tax Considerations........................................   33
  Merrill Lynch Life Insurance Company's Income Taxes.......   37
  Reinsurance...............................................   37
MORE ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY.............   38
  Directors and Executive Officers..........................   38
  Services Arrangement......................................   38
  State Regulation..........................................   39
  Legal Proceedings.........................................   39
  Experts...................................................   39
  Legal Matters.............................................   39
  Registration Statements...................................   39
  Financial Statements......................................   39
  Financial Statements of Merrill Lynch Life Variable Life
     Separate Account II....................................  S-1
  Financial Statements of Merrill Lynch Life Insurance
     Company................................................  G-1


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE HAVE NOT AUTHORIZED ANY PERSON TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                                IMPORTANT TERMS

attained age: is the issue age of the insured plus the number of full years since the policy date.

cash surrender value: is equal to the investment base less the deferred policy loading and, depending on the date it is calculated, less all or a portion of certain other charges not yet deducted, plus any loan debt.

face amount: is the minimum death benefit as long as the policy remains in force. The face amount may increase as a result of an additional payment.

guarantee period: is the time we guarantee that the policy will remain in force regardless of investment experience, unless loan debt exceeds certain policy values. It is the period that a comparable fixed life insurance policy (same face amount, single premium, withdrawals, guaranteed mortality table and loading) would remain in force if credited with 4% interest per year.

investment base: is the amount available under a policy for investment in the Separate Account at any time.

issue age: is the insured's age as of his or her birthday nearest the policy date.

loan debt: is the sum of all outstanding loans on a policy plus accrued interest.

monthiversary:  is the same day each month as the policy date.

net cash surrender value:  is equal to cash surrender value less any loan debt.

net single premium factor: We use this factor in the calculation of the variable insurance amount to make sure that the policy always meets the guidelines of what constitutes a life insurance policy under the Internal Revenue Code (IRC).

policy date: is used to determine processing dates, policy years and policy anniversaries. It is usually the business day next following the receipt of the single premium payment at the Service Center.

policy processing dates: are the policy date and the first day of each policy quarter thereafter. Policy processing dates after the policy date are the days when we deduct charges from the investment base and redetermine the death benefit.

processing period:  is the period between consecutive policy processing dates.

tabular value: is equal to the cash surrender value when we issue your policy. From then on, it is equal to the cash surrender value for a comparable fixed life policy with the same face amount, single premium, loading, and guarantee period (based on a 4% interest per year and the guaranteed mortality table). The tabular value equals zero after the guarantee period. It is the value we use to limit your mortality cost deductions as well as our right to cancel your policy during the guarantee period.

variable insurance amount: is determined on each processing date by multiplying the cash surrender value by the net single premium factor.

                             SUMMARY OF THE POLICY

WHAT THE POLICY PROVIDES

The policy offers a choice of investments and an opportunity for the policy's investment base, net cash surrender value and death benefit to grow based on investment results.

We don't guarantee that policy values will increase. Depending on the investment results of the investment divisions you select, the investment base, net cash surrender value and death benefit may go up or down on any day. You bear the investment risk for any amount allocated to an investment division.

For information concerning compensation paid for the sale of the policies, see "Selling The Policies."


DEATH BENEFIT. The death benefit equals the face amount or variable insurance amount, whichever is larger. The variable insurance amount increases or decreases on each policy processing date depending on the investment results of the investment divisions you select. We will reduce the death benefit by any loan debt.


TAX BENEFITS AND TAX CONSIDERATIONS. We believe the Contract generally provides at least the minimum death benefit required under federal tax law (although there is less guidance and therefore some uncertainty with respect to Contracts issued on a substandard basis). By satisfying this requirement, the policy provides two important tax benefits:


     1) Its death benefit is generally not subject to income tax;

     2) Any increases in the policy's cash surrender value are not taxable until distributed from the policy.

GUARANTEE PERIOD. Generally, during the guarantee period, we guarantee the policy will remain in effect and provide the death benefit regardless of investment performance, unless loan debt exceeds certain policy values. (See "Policy Loans" for an explanation of how any loan debt affects the policy's value.) A guarantee period may last for the insured's lifetime or a shorter period. The chart below shows how the face amount of your policy (assuming the same premium) affects the guarantee period.

                              INSURED MALE AGE 60
                            INITIAL PREMIUM 100,000

LENGTH OF GUARANTEE PERIOD (YEARS)                             FACE AMOUNT
----------------------------------                             -----------
5...........................................................   $1,103,366
10..........................................................      512,940
20..........................................................      240,607
30..........................................................      164,843
Insured's lifetime..........................................      162,034

AVAILABILITY AND PAYMENTS

We will issue a policy for an insured up to age 75. The minimum single payment for a policy is the lesser of (a) $5,000 for an insured under age 20 and $10,000 for an insured age 20 and over, or (b) the payment required to purchase a face amount of at least $100,000.

Subject to certain conditions, you may make additional unplanned payments (See "Making Additional Payments.")

We are not currently offering the policies for sale to new purchasers.

THE INVESTMENT BASE

A policy's investment base is the amount available for investment at any time. On the policy date (usually the next business day after our Service Center receives your single premium), the investment base is equal to the single premium. Afterwards, it varies daily based on the investment performance of your selected investment divisions. You bear the risk of poor investment performance and receive the benefit of favorable investment performance. You may wish to consider diversifying your investment in the policy by allocating the investment base to two or more investment divisions.

THE INVESTMENT DIVISIONS

Payments are invested in investment divisions of the Separate Account. Generally, until the end of the "free look" period, the initial payment will be invested only in the investment division of the Separate Account investing in the Money Reserve Portfolio. Afterwards, the investment base is reallocated to up to five of the investment divisions. (See "Changing the Allocation.")

ILLUSTRATIONS

Illustrations used in connection with the purchase of the policy are based on hypothetical investment rates of return. We don't guarantee these rates. They are illustrative only, and not a representation of past or future performance. Actual rates of return may be more or less than those shown in the illustrations. Actual values will be different than those illustrated. We have filed examples of illustrations based on hypothetical rates of return as an exhibit to the registration statement for this Prospectus.

REPLACEMENT OF EXISTING COVERAGE

Generally, it is not advisable to purchase an insurance policy as a replacement for existing coverage. Before you buy a policy, ask your Merrill Lynch Financial Advisor if changing, or adding to, current insurance coverage would be advantageous. Don't base your decision to replace existing coverage solely on a comparison of policy illustrations.

RIGHT TO CANCEL ("FREE LOOK" PERIOD) OR EXCHANGE

Once you receive the policy, review it carefully to make sure it is what you want. Generally, you may return a policy for a refund within ten days after you receive it. Some states allow a longer period of time to return the policy. If required by your state, you may return the policy within the later of ten days after receiving it or 45 days from the date the application is completed. If you return the policy during the "free look" period, we will refund the payment without interest.

You may also exchange your policy within 18 months for a policy with benefits that do not vary with the investment results of a separate account.

DISTRIBUTIONS FROM THE POLICY

SURRENDERS. You may surrender your policy at any time and receive the net cash surrender value. On a policy processing date which is also your policy anniversary, the net cash surrender value equals the investment base minus the balance of any deferred policy loading not yet deducted.

     - If we calculate the net cash surrender value on a date that is not a policy processing date, we also subtract a pro-rata mortality cost.

     - If we calculate the net cash surrender value on a date that is not a policy anniversary and you have loan debt we will also subtract any pro-rata net loan cost.

Surrendering your policy may have tax consequences. (See "Tax Considerations".)

LOANS. You may borrow money from us, using your policy as collateral, subject to limits. We deduct loan debt from the amount payable on surrender of the policy and from any death benefit payable. Loan interest accrues daily and, IF IT IS NOT PAID EACH YEAR, IT IS TREATED AS A NEW LOAN (CAPITALIZED) AND ADDED TO THE OUTSTANDING LOAN AMOUNT. Depending upon investment performance of the investment divisions and the amounts borrowed, loans may cause a policy to lapse. If the policy lapses with loan debt outstanding, adverse tax consequences may result. Loan debt is considered part of the cash surrender value which is used to calculate taxable gain. Loans may have other adverse tax consequences. (See "Loans" and "Tax Considerations -- Tax Treatment of Loans and Other Distributions.")

FEES AND CHARGES

INVESTMENT BASE CHARGES. We invest the entire amount of all premium payments in the Separate Account. We then deduct certain charges from your investment base on policy processing dates. These charges are:

     - Deferred Policy Loading equal to 7% of each payment we receive in the first year. It consists of a sales load of 4.0%, a charge for administrative expenses during the first year of .5%, and a premium tax charge of 2.5%. The deferred policy loading for any additional payment we receive after the first year equals 6.5%. It consists of a sales load of 4.0% and a premium tax charge of 2.5%. We deduct the deferred policy loading in equal installments of .70% of each payment we receive during the first policy year and .65% of each payment thereafter. We make this deduction on the ten policy anniversaries following the date we receive and accept the payment. However, in determining a policy's net cash surrender value, we subtract the balance of the deferred policy loading not yet deducted.

     - Mortality Cost -- on all policy processing dates after the policy date, we deduct a cost for the life insurance coverage we provide (see "Mortality Cost"); and

     - Reallocation Charges may be deducted on policy processing dates if you change your investment base allocation more than five times per policy year (see "Reallocation Charges.")

     - Net Loan Cost -- on each policy anniversary, if there has been any loan debt during the prior year, we deduct a net loan cost. It equals a maximum of .75% of the loan debt per year for the first ten policy years and .60% thereafter (see "Charges Deducted From the Investment Base" and "Policy Loans").

SEPARATE ACCOUNT CHARGES. We deduct certain charges daily from the investment results of the investment divisions in the Separate Account. These charges are:

     - A Mortality and Expense Risk Charge deducted from all investment divisions. It is equivalent to .60% annually at the beginning of the year; and

     - A Trust Charge deducted from only those investment divisions investing in the Trusts. It is currently equivalent to .34% annually at the beginning of the year. It will never exceed .50% annually.


ADVISORY FEES AND FUND EXPENSES. The portfolios in the Funds pay monthly advisory fees and other expenses. The following table helps you understand the costs and expenses you will bear, directly or indirectly. The table shows Fund expenses for the year ended December 31, 2002, as a percentage of each Fund's average net assets. For more information on fees and charges, see "Charges to Fund Assets."



                                         MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CLASS A SHARES)(A)
                                         -------------------------------------------------------------
                                                             BASIC         DEVELOPING          GLOBAL
                                             AMERICAN        VALUE           CAPITAL           GROWTH
ANNUAL EXPENSES                           BALANCED V.I.*     V.I.      MARKETS V.I.(A),(B)      V.I.
---------------                          ----------------   -------   ---------------------   --------
Investment Advisory Fees...............         .55%          .60%             1.00%             .75%
Other Expenses.........................         .11%          .07%              .52%             .15%
                                                ---           ---              ----              ---
Total Annual Operating Expenses........         .66%          .67%             1.52%             .90%
Expense Reimbursements.................         .00%          .00%              .27%             .00%
                                                ---           ---              ----              ---
Net Expenses...........................         .66%          .67%             1.25%             .90%



                                         MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CLASS A SHARES)(A)
                                         --------------------------------------------------------------
                                                        LARGE CAP     SMALL CAP       UTILITIES AND
                                            INDEX         VALUE         VALUE       TELECOMMUNICATIONS
ANNUAL EXPENSES                           500 V.I.       V.I.(A)        V.I.               V.I.
---------------                          -----------   -----------   -----------   --------------------
Investment Advisory Fees...............      .30%          .75%          .75%               .60%
Other Expenses.........................      .10%          .20%          .09%               .15%
                                             ---           ---           ---                ---
Total Annual Operating Expenses........      .40%          .95%          .84%               .75%
Expense Reimbursements.................      .00%          .00%          .00%               .00%
                                             ---           ---           ---                ---
Net Expenses...........................      .40%          .95%          .84%               .75%

                                                MERRILL LYNCH SERIES FUND, INC.
                                         ----------------------------------------------
                                         BALANCED   LARGE CAP               FUNDAMENTAL
                                         CAPITAL      CORE      CORE BOND     GROWTH
ANNUAL EXPENSES                          STRATEGY   STRATEGY    STRATEGY     STRATEGY
---------------                          --------   ---------   ---------   -----------
Investment Advisory Fees...............    .33%        .33%        .33%         .33%
Other Expenses.........................    .07%        .10%        .10%         .08%
                                           ---         ---         ---          ---
Total Annual Operating Expenses........    .40%        .43%        .43%         .41%
Expense Reimbursements.................    .00%        .00%        .00%         .00%
                                           ---         ---         ---          ---
Net Expenses...........................    .40%        .43%        .43%         .41%



                                                       MERRILL LYNCH SERIES FUND, INC.
                                         -----------------------------------------------------------
                                           GLOBAL              INTERMEDIATE
                                         ALLOCATION    HIGH     GOVERNMENT     MONEY      NATURAL
            ANNUAL EXPENSES               STRATEGY     YIELD       BOND       RESERVE   RESOURCES(C)
            ---------------              -----------   -----   ------------   -------   ------------
Investment Advisory Fees...............      .33%       .33%       .33%         .33%        .33%
Other Expenses.........................      .15%       .14%       .09%         .06%        .35%
                                             ---        ---        ---          ---         ---
Total Annual Operating Expenses........      .48%       .47%       .42%         .39%        .68%
Expense Reimbursements.................      .00%       .00%       .00%         .00%        .18%
                                             ---        ---        ---          ---         ---
Net Expenses...........................      .48%       .47%       .42%         .39%        .50%



                                                                                 ALLIANCEBERNSTEIN VARIABLE
                                                       AIM VARIABLE                       PRODUCTS
                                                      INSURANCE FUNDS                 SERIES FUND, INC.
                                                     (SERIES I SHARES)                (CLASS A SHARES)
                                                  -----------------------   -------------------------------------
                                                    AIM V.I.     AIM V.I.   ALLIANCEBERNSTEIN
                                                    CAPITAL      PREMIER         PREMIER        ALLIANCEBERNSTEIN
                ANNUAL EXPENSES                   APPRECIATION    EQUITY         GROWTH             QUASAR(D)
                ---------------                   ------------   --------   -----------------   -----------------
Investment Advisory Fees........................      .61%         .61%           1.00%               1.00%
Other Expenses..................................      .24%         .24%            .05%                .25%
                                                      ---          ---            ----                ----
Total Annual Operating Expenses.................      .85%         .85%           1.05%               1.25%
Expense Reimbursements..........................      .00%         .00%            .00%                .00%
                                                      ---          ---            ----                ----
Net Expenses....................................      .85%         .85%           1.05%               1.25%



                                                                         MERCURY V.I.           MFS(R) VARIABLE
                                                       MERCURY            FUNDS, INC.         INSURANCE TRUST(SM)
                                                   VARIABLE TRUST      (CLASS A SHARES)     (INITIAL CLASS SHARES)
                                                  -----------------   -------------------   -----------------------
                                                       MERCURY           MERRILL LYNCH       MFS(R)
                                                    INTERNATIONAL          LARGE CAP        EMERGING      MFS(R)
                ANNUAL EXPENSES                      VALUE V.I.           GROWTH V.I.       GROWTH(E)   RESEARCH(E)
                ---------------                   -----------------   -------------------   ---------   -----------
Investment Advisory Fees........................         .75%                 .65%             .75%         .75%
Other Expenses..................................         .16%                 .53%             .11%         .12%
                                                         ---                 ----              ---          ---
Total Annual Operating Expenses.................         .91%                1.18%             .86%         .87%
Expense Reimbursements..........................         .00%                 .00%             .00%         .00%
                                                         ---                 ----              ---          ---
Net Expenses....................................         .91%                1.18%             .86%         .87%


---------------

* Closed to allocations of premium and investment base following the close of business on April 27, 2001.


(a) Merrill Lynch Investment Managers, L.P. ("MLIM") and Merrill Lynch Life Agency Inc. have entered into a Reimbursement Agreement that limits the operating expenses, exclusive of any distribution fees imposed on Class B shares, paid by each Fund of the Variable Series Funds in a given year to 1.25% of its average net assets. This Reimbursement Agreement is expected to remain in effect for the current year. Under this Reimbursement Agreement, the Developing Capital Markets V.I. Fund and the Large Cap Value V.I. Fund were reimbursed for a portion of their operating expenses for 2002.



(b) The Fee Table does not reflect fees waived or expenses assumed by MLIM on a voluntary basis during the fiscal year ended December 31, 2002. MLIM may discontinue or reduce any such waiver or assumption of expenses at any time without notice. During the fiscal year ended December 31, 2002, MLIM waived management fees totaling 0.01% for the Developing Capital Markets V.I. Fund. Considering such reimbursements, "Total Annual Operating Expenses" would have been 1.24% for the Developing Capital Markets V.I. Fund.

(c) We have agreed to limit operating expenses for each Fund of the Series Fund in a given year to 0.50% of its average daily net assets. Under this agreement, the Natural Resources Portfolio was reimbursed for a portion of its operating expenses for 2002.



(d) The Fee Table does not reflect fees waived or expenses assumed by Alliance Capital Management L.P. ("Alliance") for the AllianceBernstein Quasar Portfolio during the year ended December 31, 2002. Such waivers and assumption of expenses were made on a voluntary basis. Alliance has discontinued this waiver. During the fiscal year ended December 31, 2002, Alliance waived management fees totaling 0.12% and other expenses totaling 0.02% for the AllianceBernstein Quasar Portfolio. Considering such reimbursements, "Total Annual Operating Expenses" would have been 1.11% for the AllianceBernstein Quasar Portfolio.



(e) The MFS Emerging Growth Series and the MFS Research Series have expense offset arrangements which reduce each Fund's custodian fee based upon the amount of cash maintained by each Fund with its custodian and dividend disbursing agent. The Funds may enter into such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Funds' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the Funds. Had these fee reductions been taken into account, "Net Expenses" would have been 0.85% for the Emerging Growth Series and 0.86% for the Research Series.


THIS SUMMARY PROVIDES ONLY A BRIEF OVERVIEW OF THE MORE SIGNIFICANT ASPECTS OF THE POLICY. THIS PROSPECTUS AND THE POLICY PROVIDE FURTHER DETAIL. YOU SHOULD RETAIN THE POLICY TOGETHER WITH ITS ATTACHED APPLICATIONS, MEDICAL EXAM(S), AMENDMENTS, RIDERS, AND ENDORSEMENTS. THESE ARE THE ENTIRE AGREEMENT BETWEEN YOU AND US.

FOR THE DEFINITIONS OF SOME IMPORTANT TERMS USED IN THIS PROSPECTUS, SEE "IMPORTANT TERMS."

               FACTS ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY,
              MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED,
                THE SEPARATE ACCOUNT, THE FUNDS, AND THE TRUSTS

MERRILL LYNCH LIFE INSURANCE COMPANY

Merrill Lynch Life Insurance Company is a stock life insurance company organized under the laws of the State of Washington on January 27, 1986 and redomesticated under the laws of the State of Arkansas on August 31, 1991. We are an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. We are authorized to sell life insurance and annuities in 49 states, Puerto Rico, Guam, the U.S. Virgin Islands and the District of Columbia. We are also authorized to sell variable life insurance and variable annuities in most jurisdictions.

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED ("MLPF&S")

MLPF&S provides a world-wide broad range of securities brokerage and investment banking services. It provides marketing services for us and is the principal underwriter of the policies issued through the Separate Account. We retain MLPF&S to provide services relating to the policies under a distribution agreement. (See "Selling the Policies".)

ASSUMPTION OF PREVIOUSLY ISSUED POLICIES AND SUBSEQUENT MERGER

Monarch Life Insurance Company ("Monarch") originally issued the policies. On November 14, 1990, we entered into an indemnity reinsurance and assumption agreement with Monarch and certain other Merrill Lynch insurance companies. Under this agreement, Tandem Insurance Group, Inc. ("Tandem"), one of the Merrill Lynch insurance companies, acquired, on an assumption reinsurance basis, certain of the variable life insurance policies Monarch issued through its Variable Account A, including the policies described in this Prospectus. On October 1, 1991, Tandem was merged with and into us (the "merger"), and we succeeded to all of Tandem's liabilities and obligations. Thus, we have all the liabilities and obligations under the policies. All further payments made under the policies will be made directly to or by us.

You have the same rights and values under your policy as you did before the merger transaction. However, you will look to us instead of to Monarch or Tandem to fulfill the terms of your policy. Pursuant to the reinsurance and assumption agreement, all the assets of Monarch's Variable Account A relating to the reinsured policies were transferred to Tandem and allocated to the Separate Account. By virtue of the merger, the Separate Account became our separate account.

THE SEPARATE ACCOUNT

Tandem established the Separate Account, a separate investment account, on November 19, 1990. We acquired it on October 1, 1991 in the merger. It is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. This registration does not involve any supervision by the Securities and Exchange Commission over the investment policies or practices of the Separate Account. The Separate Account meets the definition of a separate account under the federal securities laws. We use the Separate Account to support the policy as well as other variable life insurance policies we issue. The Separate Account is also governed by the laws of the State of Arkansas, our state of domicile.

We own all of the assets in the Separate Account. We keep the Separate Account's assets apart from our general account and any other separate accounts we may have. Arkansas insurance law provides that the Separate Account's assets, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct.

Obligations to policy owners and beneficiaries that arise under the policy are our obligations. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the policies, credited to or charged against the Separate Account without regard to our other income, gains or losses. The assets in the Separate Account will always be at least equal to the reserves and other liabilities of the Separate Account. If the Separate Account's assets exceed the required reserves and other policy liabilities, we may transfer the excess to our general account.

There are currently 36 investment divisions in the Separate Account that are available for investment.

        - Seven invest in shares of a specific portfolio of the Merrill Lynch Variable Series Funds, Inc. (the "Variable Series Funds").

        - Nine invest in shares of a specific portfolio of the Merrill Lynch Series Fund, Inc. (the "Series Fund").

        - Twelve invest in specific units of The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities (the "Trust").

        - Two invest in shares of a specific portfolio of the AIM Variable Insurance Funds (the "AIM V.I. Funds").


        - Two invest in shares of a portfolio of the AllianceBernstein Variable Products Series Fund, Inc. (formerly, the Alliance Variable Products Series Fund, Inc.) (the "AllianceBernstein Fund").


        - One invests in shares of a portfolio of the Mercury Variable Trust (the "Mercury Trust").


        - One invests in Class A shares of a portfolio of the Mercury V.I. Funds, Inc. (the "Mercury V.I. Funds").


        - Two invest in shares of a specific portfolio of the MFS(R) Variable Insurance Trust(SM) (the "MFS Trust").

For more information, see "The Funds" below. You'll find complete information about the Funds and the Zero Trusts, including the risks associated with each portfolio, in the accompanying prospectuses and statements of additional information. Read these carefully before investing, along with this Prospectus.

Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to any other portfolio, even where the investment advisers or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain Funds available only through the policy have names similar to funds not available through the policy. The performance of any fund not available through the policy is not indicative of performance of the similarly named Fund available through the policy.

NET RATE OF RETURN FOR AN INVESTMENT DIVISION

Each investment division has a distinct unit value (also referred to as "price" or "separate account index" in reports we furnish to you). When we allocate your payments or investment base to an investment division, we purchase units based on the value of a unit of the investment division as of the end of the valuation period during which the allocation occurs. When we transfer or deduct amounts out of an investment division, we redeem units in a similar manner. A valuation period is each business day together with any non-business days before it. A business day is any day the New York Stock Exchange is open or there's enough trading in portfolio securities to materially affect the unit value of an investment division.

For each investment division, the separate account index was initially set at $10.00. The separate account index for each subsequent valuation period fluctuates based upon the net rate of return for that period. We determine the net rate of return of an investment division at the end of each valuation period. The net rate of return reflects the investment performance of the investment division for the valuation period and the charges to the Separate Account.

For investment divisions investing in the Funds, shares are valued at net asset value and reflect reinvestment of any dividends or capital gains distributions declared by the Funds.

For investment divisions investing in the Trusts, units of each Trust are valued at the sponsor's repurchase price, as explained in the prospectus for the Trusts.

CHANGES WITHIN THE SEPARATE ACCOUNT

We may add new investment divisions. We can also eliminate investment divisions, combine two or more investment divisions, or substitute a new portfolio for the portfolio in which an investment division invests without your consent. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the policies or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. If necessary, we would get prior approval from the Arkansas State Insurance Department and the Securities and Exchange Commission and any other required approvals before making such a substitution. The substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing investment base or the investment of future premium payments, or both for some or all classes of Policies. Furthermore, we may close investment divisions to allocation of premium payments or investment base, or both, for some or all classes of Policies at any time in our sole discretion.

Subject to any required regulatory approvals, we can transfer assets of the Separate Account or of any of the investment divisions to another separate account or investment division.

When permitted by law, we also can:

        - deregister the Separate Account under the Investment Company Act of 1940;

        - operate the Separate Account as a management company under the Investment Company Act of 1940;

        - restrict or eliminate any voting rights of policy owners, or other persons who have voting rights as to the Separate Account; and

        - combine the Separate Account with other separate accounts.

                                   THE FUNDS

Below we list the Funds into which the investment divisions may invest. There is no guarantee that any Fund or portfolio will be able to meet its investment objective.

THE SERIES FUND

The Series Fund is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Merrill Lynch Investment Managers, L.P. ("MLIM"). Nine of its mutual fund portfolios are currently available through the Separate Account. The investment objectives and certain investment policies of the Series Fund portfolios are described below.


BALANCED CAPITAL STRATEGY PORTFOLIO seeks high total investment return through a fully managed investment policy utilizing equity securities, intermediate and long-term debt securities and money market securities.



LARGE CAP CORE STRATEGY PORTFOLIO seeks long-term growth of capital and income, plus moderate current income. It primarily invests in common stocks of companies the adviser selects from among those included in the Russell 1000 Index(R).


CORE BOND STRATEGY PORTFOLIO primarily seeks to provide a high level of current income. In addition, the Portfolio seeks capital appreciation when consistent with the primary objective. In seeking to achieve these objectives, under normal circumstances the Portfolio invests at least 65% of the value of its total assets in debt securities of any kind and maturity that have a rating within the four highest grades of a Nationally Recognized Statistical Rating Organization, such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("Standard & Poor's").

FUNDAMENTAL GROWTH STRATEGY PORTFOLIO seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of companies with the potential to achieve above-average earnings growth.

GLOBAL ALLOCATION STRATEGY PORTFOLIO seeks high total investment return by investing primarily in a portfolio of equity and fixed-income securities, including convertible securities, of U.S. and foreign issuers.

HIGH YIELD PORTFOLIO primarily seeks a high level of current income. Secondarily, the Portfolio seeks capital appreciation when consistent with its primary objective. The Portfolio seeks to achieve its investment objective by investing principally in fixed-income securities rated in the lower categories of the established rating services or in unrated securities of comparable quality (including securities commonly known as "junk bonds").

INTERMEDIATE GOVERNMENT BOND PORTFOLIO seeks to obtain the highest level of current income consistent with the protection of capital afforded by investing in intermediate-term debt securities issued or guaranteed by the U.S. Government or its agencies. The Portfolio will invest in such securities with a dollar-weighted average maturity of six to eight years.

MONEY RESERVE PORTFOLIO seeks to preserve capital, maintain liquidity and achieve the highest possible current income consistent with those objectives by investing in short-term money market securities. Although the Money Reserve Portfolio seeks to preserve capital, it is possible to lose money by investing in this Portfolio. During extended periods of low interest rates, the yields of the Money Reserve Subaccount also may become extremely low and possibly negative.

NATURAL RESOURCES PORTFOLIO seeks capital appreciation and to protect the purchasing power of shareholders' capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets.

MLIM is indirectly owned and controlled by Merrill Lynch & Co., Inc. and is a registered adviser under the Investment Advisers Act of 1940. The Series Fund, as part of its operating expenses, pays an investment advisory fee to MLIM. (See "Fees and Charges".)

THE VARIABLE SERIES FUNDS

The Variable Series Funds is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is MLIM. Seven of its portfolios are currently available through the Separate Account. One of its other portfolios (the American Balanced Fund) is now closed to further investment. The investment objectives and certain investment policies of these Variable Series Funds portfolios are described below.


AMERICAN BALANCED V.I. FUND seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed income and equity securities.



Following the close of business on April 27, 2001, the investment division corresponding to the American Balanced V.I. Fund was closed to allocations of premiums and investment base.



BASIC VALUE V.I. FUND seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. The Fund seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out of favor considerations. Particular emphasis is placed on securities that provide an above-average dividend return and sell at a below-average price/earnings ratio.



DEVELOPING CAPITAL MARKETS V.I. FUND seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its investment objective, the Fund considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations.



GLOBAL GROWTH V.I. FUND seeks long-term growth of capital. The Fund invests in a diversified portfolio of equity securities of issuers located in various countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings.



INDEX 500 V.I. FUND seeks to provide investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index(R)").



LARGE CAP VALUE V.I. FUND seeks long-term capital growth by investing primarily in large cap equity securities that MLIM believes are undervalued.



SMALL CAP VALUE V.I. FUND seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of the Variable Series Funds believes have special investment value. Companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities.



UTILITIES AND TELECOMMUNICATIONS V.I. FUND seeks both capital appreciation and current income through investment of at least 80% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of MLIM, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.



The Variable Series Funds, as part of its operating expenses, pays an investment advisory fee to MLIM. MLIM and Merrill Lynch Life Agency Inc. have entered into a Reimbursement Agreement that limits the operating expenses paid by each portfolio of the Variable Series Funds in a given year to 1.25% of its average net assets. (See "Fees and Charges".)


THE AIM V.I. FUNDS

The AIM V.I. Funds is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is A I M Advisors, Inc. ("AIM"). Series I shares of two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives and strategies of the two available AIM V.I. Funds portfolios are described below.

AIM V.I. CAPITAL APPRECIATION FUND seeks growth of capital through investments in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.


AIM V.I. PREMIER EQUITY FUND seeks to achieve long-term growth of capital. Income is a secondary objective. The Fund invests normally at least 80% of its net assets in equity securities including convertible securities. The Fund may also invest in preferred stocks or debt instruments that have prospects for growth of capital.



AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 has served as an investment adviser since its organization in 1976. Today, AIM, together with its subsidiaries, advises or manages over 190 investment portfolios, including the Funds, encompassing a broad range of investment objectives. The AIM V.I. Funds, as part of its operating expenses, pays an investment advisory fee to AIM. (See "Fees and Charges".)



THE ALLIANCEBERNSTEIN FUND



The AllianceBernstein Fund is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Alliance Capital Management L.P. ("Alliance"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives and strategies of these AllianceBernstein Fund portfolios are described below.



ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income is incidental to the objective of capital growth.



ALLIANCEBERNSTEIN QUASAR PORTFOLIO seeks growth of capital by pursuing aggressive investment policies. The Fund invests principally in a diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation, and invests only incidentally for current income.



Alliance is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, is an indirect wholly owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly owned subsidiary of AXA Financial, Inc., a holding company which is controlled by AXA, a French insurance holding company. The AllianceBernstein Fund, as part of its operating expenses, pays an investment advisory fee to Alliance. (See "Fees and Charges".)


THE MERCURY TRUST

The Mercury Trust is registered with the Securities and Exchange Commission as an open-end management investment company, and its adviser is Mercury Advisors. One of its mutual fund portfolios is available through the Separate Account. The investment objective and strategy of this Mercury Trust portfolio is described below.


MERCURY INTERNATIONAL VALUE V.I. FUND seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests at least 65% of its total assets in stocks in at least ten foreign markets. In investing the assets of the Fund, Mercury Advisors follows a value style. This means that it buys stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth.



Mercury Advisors, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, serves as the investment adviser to the Fund and generally administers the affairs of Mercury Trust. The Mercury Trust, as part of its operating expenses, pays an investment advisory fee to Mercury Advisors. Merrill Lynch Asset Management, U.K. Limited ("MLAM U.K."), located at Ropemaker Place, 25 Ropemaker Street, London, England

E2Y 9LY, serves as the subadviser to the Mercury International Value V.I. Fund. MLAM U.K. is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. Mercury Advisors pays the subadvisory fee, not the Mercury International Value V.I. Fund. (See "Fees and Charges".)

THE MERCURY V.I. FUNDS


The Mercury V.I. Funds is registered with the Securities and Exchange Commission as an open-end management investment company, and its adviser is Fund Asset Management L.P. ("FAM") Class I shares of one of its mutual fund portfolios are available through the Separate Account. The investment objective and strategy of the Merrill Lynch Large Cap Growth Focus Fund are described below.



MERRILL LYNCH LARGE CAP GROWTH V.I. FUND seeks long-term capital growth. The Fund invests primarily in a diversified portfolio of equity securities of large cap companies (which are companies selected from those listed in the Russell 1000 Index(R)) located in the U.S. that Fund management believes have good prospects for earnings growth. The Fund may also invest up to 10% of its assets in foreign stocks.


FAM is located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536. The ultimate parent of FAM is Merrill Lynch & Co., Inc. The Merrill Lynch Large Cap Growth V.I. Fund, as part of its operating expenses, pays an investment advisory fee to FAM. FAM and/or one of its affiliates have agreed to limit the annual operating expenses for the Merrill Lynch Large Cap Growth V.I. Fund to 1.25% of its average net assets. (See "Fees and Charges".)

THE MFS TRUST


The MFS Trust is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is MFS(R) Investment Management ("MFS"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives and strategies of the available MFS Trust portfolios are described below.


MFS EMERGING GROWTH SERIES will seek long-term growth of capital. The series invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies. These companies are companies that the series' adviser believes are either early in their life cycle but have the potential to become major enterprises or are major enterprises whose rates of earnings growth are expected to accelerate.

MFS RESEARCH SERIES will seek to provide long-term growth of capital and future income. The series invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The series focuses on companies that the series' adviser believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management.


MFS, a Delaware corporation, 500 Boylston Street, Boston, Massachusetts 02116, is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). The MFS Trust, as part of its operating expenses, pays an investment advisory fee to MFS. (See "Fees and Charges".)


SPECIAL RISKS IN CERTAIN FUNDS

Investment in lower-rated debt securities, such as those in which the High Yield Portfolio of the Series Fund, and the Developing Capital Markets V.I. Fund of the Variable Series Funds, expect to invest, entails relatively greater risk of loss of income or principal. The Developing Capital Markets V.I. Fund of the Variable Series Funds has no established rating criteria for the debt securities in which it may invest, and will rely on MLIM's judgment in evaluating the creditworthiness of an issuer of such securities. In an effort to minimize risk, these portfolios will diversify holdings among many issuers. However, there can be no assurance that diversification will protect these portfolios from widespread defaults during periods of sustained economic downturn.

Because a substantial portion of the Global Growth V.I. Fund's and the Global Allocation Strategy Portfolio's assets may be invested on an international basis, you should be aware of certain risks, such as fluctuations in foreign exchange rates, future political and economic developments, different legal systems, and the possible imposition of exchange controls or other foreign government laws or restrictions. An investment in either of these Funds may be appropriate only for long-term investors who can assume the risk of loss of principal, and do not seek current income.

In seeking to protect the purchasing power of capital, the Natural Resources Portfolio of the Series Fund reserves the right, when management anticipates significant economic, political, or financial instability, such as high inflationary pressures or upheaval in foreign currency exchange markets, to invest a majority of its assets in companies that explore for, extract, process or deal in gold or in asset-based securities indexed to the value of gold bullion. The Natural Resources Portfolio will not concentrate its investments in such securities until it has been advised that the Policies' federal tax status will not be adversely affected as a result.

For the MFS Emerging Growth Series, the nature of investing in emerging growth companies involves greater risk than is customarily associated with investments in more established companies. Emerging growth companies often have limited product lines, markets or financial resources, and they may be dependent on one-person management. In addition, there may be less research available on many promising small and medium-sized emerging growth companies, making it more difficult to find and analyze these companies. The securities of emerging growth companies may have limited marketability and may be subject to abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. Shares of the MFS Emerging Growth Series, therefore, are subject to greater fluctuation in value than shares of a conservative equity fund or of a growth fund which invests entirely in proven growth stocks.

For the Mercury International Value V.I. Fund, investing in emerging market and other foreign securities involves certain risk considerations not typically associated with investing in securities of U.S. issuers, including currency devaluations and other currency exchange rate fluctuations, political uncertainty and instability, more substantial government involvement in the economy, higher rates of inflation, less government supervision and regulation of the securities markets and participants in those markets, controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars, greater price volatility, substantially less liquidity and significantly smaller capitalization of securities markets, absence of uniform accounting and auditing standards, generally higher commission expenses, delay in settlement of securities transactions, and greater difficulty in enforcing shareholder rights and remedies.

Investment in these portfolios entails relatively greater risk of loss of income or principal. In addition, as described in the accompanying prospectus for the portfolios, many portfolios should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. It may not be appropriate to allocate all payments and investment base to a single investment division.

THE OPERATION OF THE FUNDS

BUYING AND REDEEMING SHARES. The Funds sell and redeem their shares at net asset value. Any dividend or capital gain distribution will be reinvested at net asset value in shares of the same portfolio.

VOTING RIGHTS. We are the legal owner of all Fund shares held in the Separate Account. We have the right to vote on any matter put to vote at the Funds' shareholder meetings. However, we will vote all Fund shares attributable to policies according to instructions we receive from policy owners. We will vote shares attributable to policies for which we receive no voting instructions in the same proportion as shares in the respective investment divisions for which we receive instructions. We will also vote shares not attributable to policies in the same proportion as shares in the respective divisions for which we received instructions. We may vote Fund shares in our own right if any federal securities laws or regulations, or their present interpretation, change to permit us to do so.

We determine the number of shares attributable to you by dividing your policy's investment base in a division by the net asset value of one share of the corresponding portfolio. We count fractional votes.

Under certain circumstances, state regulatory authorities may require us to disregard voting instructions. This may happen if following the instructions would mean voting to change the sub-classification or investment objectives of the portfolios, or to approve or disapprove an investment advisory policy.

We may also disregard instructions to vote for changes in the investment policy or the investment adviser if it disapproves of the proposed changes. We would disapprove a proposed change only if it was:

        - contrary to state law;

        - prohibited by state regulatory authorities; or

        - decided by management that the change would result in overly speculative or unsound investments.

If we disregard voting instructions, we will include a summary of our actions in the next semi-annual report.

RESOLVING MATERIAL CONFLICTS. Shares of the Series Fund are available for investment by us, ML Life Insurance Company of New York (an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.) and Monarch.


Shares of the Variable Series Funds, the AIM V.I. Funds, the AllianceBernstein Fund, the MFS Trust, the Mercury Trust, and the Mercury V.I. Funds are sold to separate accounts of ours, ML Life Insurance Company of New York, and insurance companies not affiliated with us or Merrill Lynch & Co., Inc. to fund benefits under variable life insurance and variable annuity policies, and may be sold to certain qualified plans.


It is possible that differences might arise between our Separate Account and one or more of the other separate accounts which invest in the Funds. In some cases, it is possible that the differences could be considered "material conflicts." Such a "material conflict" could also arise due to changes in the law (such as state insurance law or federal tax law) which affect these different variable life insurance and variable annuity separate accounts. It could also arise by reason of differences in voting instructions from our policy owners and those of the other insurance companies, or for other reasons. We will monitor events to determine how to respond to conflicts. If a conflict occurs, we may need to eliminate one or more investment divisions of the Separate Account which invest in the Funds or substitute a new portfolio for a portfolio in which a division invests. In responding to any conflict, we will take the action we believe necessary to protect you consistent with applicable legal requirements.

ADMINISTRATIVE SERVICE ARRANGEMENTS. The investment adviser of a Fund (or its affiliates) may pay compensation to us or our affiliates, which may be significant, in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the policies. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the policies and other policies that we or our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others.

THE TRUSTS

The Trusts are intended to provide safety of capital and a competitive yield to maturity. The Trusts purchase at a deep discount U.S. Government-backed investments which make no periodic interest payments. When held to maturity the investments should receive approximately a fixed yield. The value of Trust units before maturity varies more than it would if the Trusts contained interest-bearing U.S. Treasury securities of comparable maturities.

The Trust portfolios consist mainly of:

        - bearer debt obligations issued by the U.S. Government stripped of their unmatured interest coupons;

        - coupons stripped from U.S. debt obligations; and

        - receipts and certificates for such stripped debt obligations and coupons.

The Trusts currently available are shown below:


                                                                                 TARGETED RATE
                                                                                  OF RETURN TO
                                                                                 MATURITY AS OF
TRUST                                                          MATURITY DATE     APRIL 7, 2003
-----                                                        -----------------   --------------
2003.......................................................    August 15, 2003       -0.53%
2004.......................................................  February 15, 2004        0.00%
2005.......................................................  February 15, 2005       -0.20%
2006.......................................................  February 15, 2006       -0.10%
2007.......................................................  February 15, 2007        0.73%
2008.......................................................  February 15, 2008        1.64%
2009.......................................................  February 15, 2009        2.04%
2010.......................................................  February 15, 2010        2.57%
2011.......................................................  February 15, 2011        2.67%
2013.......................................................  February 15, 2013        3.10%
2014.......................................................  February 15, 2014        3.43%
2019.......................................................  February 15, 2019        4.18%


MLPF&S, a subsidiary of Merrill Lynch & Co., Inc., is the sponsor for the Trusts. The sponsor will sell units of the Trusts to the Separate Account and has agreed to repurchase units we need to sell them to pay benefits and make reallocations. We pay the sponsor a fee for these transactions and are reimbursed through the trust charge assessed to the divisions investing in the Trusts. (See "Charges to Divisions Investing in the Trusts".)

TARGETED RATE OF RETURN TO MATURITY. Because the underlying securities in the Trusts will grow to their face value on the maturity date, we can estimate a compound rate of return to maturity for the Trust units. But because the Separate Account holds the units, we need to take into account the asset charge and the trust charge (described in "Charges to the Separate Account") in estimating the net rate of return. That rate depends on the compound rate of return adjusted for these charges. It does not, however, represent the actual return on a payment that we might receive under the policy on that date, since it does not reflect the charges deducted from a policy's investment base (described in "Charges Deducted from the Investment Base").

Since the value of the Trust units will vary daily to reflect the market value of the underlying securities, the compound rate of return to maturity for the Trust units and the net rate of return to maturity for the Separate Account will vary correspondingly.

                             FACTS ABOUT THE POLICY

STATE VARIATIONS

Policies issued in your state may provide different features and benefits from those described in this Prospectus. This Prospectus provides a general description of the Policies. Your actual Policy and any endorsements are the controlling documents. If you would like to review a copy of the Policy or any endorsements, contact our Service Center.

WHO MAY BE COVERED

We are no longer selling the policies.

We use two methods of underwriting:

        - simplified underwriting, with no physical exam; and

        - para-medical or medical underwriting with a physical exam.

The single premium and the age of the insured determine whether we do underwriting on a simplified or medical basis. The chart below shows the maximum premium that we'll underwrite on a simplified basis:

AGE                                                            MAXIMUM
---                                                            --------
0-14........................................................   $ 25,000
15-29.......................................................     50,000
30-39.......................................................     75,000
40-49.......................................................    100,000
50-75.......................................................    150,000

However, if you select the maximum face amount (see "Selecting the Initial Face Amount" below), we take "the net amount at risk" into account in determining the method of underwriting. The net amount at risk is the death benefit minus the cash surrender value.

We assign insureds to underwriting classes which determine the mortality rates we will use in calculating mortality cost deductions, and which determine the guaranteed mortality rates we use in calculating net single premium factors and guarantee periods. In assigning insureds to underwriting classes, we distinguish between those insureds underwritten on a simplified basis and those on a para-medical or medical basis. Under both the simplified and medical underwriting methods we may issue policies either in the standard or non-smoker underwriting class. We may also issue policies on insureds in a "substandard" underwriting class. Individuals in substandard classes have health or lifestyle factors less favorable than the average person. For a discussion of the effect of underwriting classification on mortality cost deductions, see "Mortality Cost".

INITIAL PAYMENT

MINIMUM. To purchase a policy, you must complete an application and make a payment. We require the payment to put the policy into effect. The minimum single payment for a policy is the lesser of (a) $5,000 for an insured under age 20 and $10,000 for an insured age 20 and over, or (b) the payment required to purchase a face amount of at least $100,000. You may make additional payments. (See "Making Additional Payments".)

SELECTING THE INITIAL FACE AMOUNT. Your initial payment determines the face amount. For a given initial payment you may choose your initial face amount. The minimum face amount is the amount which will provide a guarantee period for the insured's entire life. The maximum face amount is the amount which will give you the minimum guarantee period we require for the insured's age, sex, and underwriting class. As the face amount is increased for a given single premium, the guarantee period becomes shorter and the mortality costs in the early policy years are larger to cover the increased amounts of insurance.

GUARANTEE PERIOD. The guarantee period is the period of time we guarantee that the policy will remain in force regardless of investment experience unless loan debt exceeds certain policy values. We base the guarantee period on the payments made, the guaranteed maximum mortality rates in the policy, the deferred policy loading and a 4% annual interest assumption. This means that for a given payment and face amount different insureds will have different guarantee periods depending on their age, sex and underwriting class. For example, an older insured will have a shorter guarantee period than a younger insured of the same sex and in the same underwriting class.

RIGHT TO CANCEL ("FREE LOOK" PERIOD)

You may cancel your policy during the "free look" period by returning it for a refund. Generally, the "free look" period ends 10 days after you receive the policy. Some states allow a longer period of time to return the policy. If required by your state, the "free look" period ends the later of 10 days after you receive the policy and 45 days from the date you execute the application. To cancel the policy during the "free look" period, you must mail or deliver the policy to our Service Center or to the registered representative who sold it. We will refund your payment without interest. We may require you to wait six months before applying for another policy.

Corporations that purchase one or more policies at the same time with an aggregate single premium of at least $250,000, where the investment base has at all times been allocated in the division investing in the Money Reserve Portfolio and where no additional payments have been made nor policy loans taken, may cancel a policy(ies) and receive the greater of the premium paid without interest and the net cash surrender value.

MAKING ADDITIONAL PAYMENTS

After the end of the "free look" period, you may make additional payments any time you choose up to four times a policy year. The minimum additional payment we will accept is $1,000. We may require satisfactory evidence of insurability before we accept a payment if the payment increases the net amount at risk under the policy, or if the guarantee period at the time of payment is less than one year. You must submit a form when you make additional payments.

If an additional payment requires evidence of insurability, we will invest that payment in the division investing in the Money Reserve Portfolio on the next day after we receive it. Once we complete the underwriting and accept the payment, we will credit the payment to your contract and allocate the payment either according to your instructions or, if you don't give us instructions, proportionately to the investment base in the policy's investment divisions.

EFFECT OF ADDITIONAL PAYMENTS. Currently, we will generally accept any additional payment not requiring evidence of insurability the day we receive it. On the date we accept an additional payment we will:

        - increase the policy's investment base by the amount of the payment;
          and

        - increase the deferred policy loading (see "Deferred Policy Loading").

If an additional payment requires evidence of insurability, once we complete underwriting and accept the payment, the additional payment will be reflected in policy values as described above. If mandated under applicable law, we may be required to reject a payment.

As of the processing date on or next following receipt and acceptance of an additional payment, we will reflect the payment in the calculation of the variable insurance amount (see "Variable Insurance Amount") and increase either the guarantee period or face amount or both. If the guarantee period before acceptance of an additional payment is less than for life, we will first use payments to extend the guarantee period. Any amount greater than that required to extend the guarantee period to the insured's lifetime or any subsequent additional payment will be used to increase the policy's face amount.

If the insured dies after we receive and accept an additional payment and before the next policy processing date, we'll pay the beneficiary the larger of:

        - The amount of the death benefit we calculate as of the prior policy processing date plus the amount of the additional payment; and

        - The cash surrender value as of the date we receive and accept the additional payment multiplied by the net single premium factor as of such date (see "Net Single Premium Factor").

We will reduce the death benefit by any loan debt and any overdue charges if the policy is in grace period. (See "Guarantee Period".)

Unless you specify otherwise, if there is any loan debt, we will apply any unplanned payment made first as a loan repayment and we will return any excess amount to you. (See "Policy Loans".)

GUARANTEE OF INSURABILITY RIDER. This rider gives you guaranteed options to make certain additional payments without evidence of insurability. It is available only to insureds in a standard or non-smoker underwriting class. We will limit the amount of the payments under the rider. While the rider is in effect you will have a guaranteed option on each of your first five policy anniversaries. Subject to evidence of insurability and a maximum age requirement, you may also extend the guaranteed options to include your next five policy anniversaries.

To exercise an option we must receive the additional payment while the insured is alive and within 30 days before or after your policy anniversary. If you don't exercise an option you will forfeit any remaining options and the rider will end.

INVESTMENT BASE

A policy's investment base is the sum of the amounts invested in each of the investment divisions. We adjust the investment base daily to reflect the investment performance of the investment divisions you've selected. (See "Net Rate of Return for an Investment Division".)

Certain charges and policy loans decrease the investment base. (See "Charges Deducted from the Investment Base" and "Policy Loans".) Loan repayments and additional payments increase it. You may elect in writing from which investment divisions loans are taken and to which investment divisions repayments and additional payments are added. If you don't make an election, we will allocate increases and decreases proportionately to your investment base in the investment divisions selected.

INVESTMENT BASE ALLOCATION DURING THE "FREE LOOK" PERIOD. We will place the single premium you submit with your application in the division investing in the Money Reserve Portfolio. Your application sets forth this designation. We won't make an allocation change during the "free look" period. Afterward, we'll reallocate the investment base to the investment divisions you've selected. You may invest in up to five of the investment divisions.

CHANGING THE ALLOCATION. Currently, you may change investment allocations as often as you wish. However, we may limit the number of changes permitted but not to less than five each policy year. We'll notify you if we impose any limitations. We may assess a charge for each allocation change in excess of five per policy year. To change your investment base allocation, call or write our Service Center. (See "Some Administrative Procedures".) A dollar cost averaging feature is also available. (See "Dollar Cost Averaging".)

TRUST ALLOCATIONS. If your investment base is in any of the Trusts, we'll notify you 30 days before that Trust matures. Tell us in writing at least seven days before the maturity date how to reinvest the proceeds. If you don't tell us, we'll move the proceeds to the investment division investing in the Money Reserve Portfolio, and it will not count as one of the five allocations in a policy year. When we receive a request for allocation, units of a specific Trust may no longer be available. Should this occur, we'll attempt to notify you immediately so that you can change the request.

ALLOCATION TO THE DIVISION INVESTING IN THE NATURAL RESOURCES PORTFOLIO. We reserve the right to suspend the sale of units of the investment division investing in the Natural Resources Portfolio in response to conditions in the securities markets or otherwise.

CHARGES

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the policies. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular policy. For example, the sales load may not fully cover all of the sales and distribution expenses we actually incur. We may use proceeds from other charges, including the mortality and expense risk charge and cost of insurance, in part to cover such expenses.

We deduct certain charges from the investment base on policy processing dates. (See "Charges Deducted from the Investment Base".) We also deduct certain charges daily from the investment results of each investment division in the Separate Account in determining its net rate of return. (See "Charges to the Separate Account".) The portfolios in the Funds also pay monthly advisory fees and other expenses. (See "Fees and Charges".)

CHARGES DEDUCTED FROM THE INVESTMENT BASE

DEFERRED POLICY LOADING. We assess a deferred policy loading charge of 7% of each payment made in the first year, and 6.5% of each payment made after the first. This charge consists of a sales load, first year administrative expense (not assessed against additional payments we receive after the first policy year), and a premium tax charge.

The sales load is equal to a maximum of 4.0% of the single premium and any additional payments. It compensates us for sales expenses. The first year administrative expense is equal to a maximum of .5% of the single premium and any additional payments we receive in the first policy year. It compensates us for the expenses associated with issuing the policies. We may reduce the sales load and first year administrative expense if cumulative payments are sufficiently high to reach certain breakpoints, and in certain group or sponsored arrangements.

The state premium tax charge is equal to 2.5% of the single premium and any additional payments.

Although chargeable to each payment, we advance the amount of the deferred policy loading to the Separate Account as part of your investment base. We then take back these funds in equal installments on the ten policy anniversaries following the date we receive and accept a payment. However, in determining the amount payable on surrender of the Policy, we subtract from the investment base the balance of the deferred policy loading chargeable to any payment made that has not yet been deducted.

We currently do not make any charges for administrative expenses beyond the first year. We will not impose any in the future.

MORTALITY COST (COST OF INSURANCE). We deduct a mortality cost from the investment base on each processing date after the policy date. This charge compensates us for the cost of providing life insurance coverage on the insured. It is based on the insured's underwriting class, sex (except for Montana and Massachusetts) and attained age, and the policy's net amount at risk. (See "Legal Considerations for Employers".)

To determine the mortality cost, we multiply the current cost of insurance rate by the policy's net amount at risk. The net amount at risk is the difference, as of the previous processing date, between the death benefit and the cash surrender value adjusted for interest at 4% per year.

Current mortality rates may be equal to or less than the guaranteed mortality rates. For insureds age 20 and over, current mortality rates also distinguish between insureds in a smoker (standard) underwriting class and insureds in a non-smoker underwriting class. Because we do less underwriting under the simplified underwriting method, the guaranteed maximum mortality rates are higher for the simplified classes than for the medical underwriting classes. The current mortality rates for the simplified classes may be higher than the guaranteed rates for the medical classes depending on the age and sex of the insured.

We guarantee that the current mortality rates will never exceed the maximum guaranteed rates shown in the policy. We use the 1980 Commissioners Standard Ordinary Mortality Table (1980 CSO Table) for policies underwritten on a medical basis and the 1980 Commissioners Extended Term Mortality Table (1980 CET Table) for policies underwritten on a simplified basis to determine these maximum rates if the policies are issued on insureds in a standard or non-smoker underwriting class. For policies issued on substandard basis we use a multiple of the 1980 CSO Table. The maximum guaranteed mortality rates we may charge using the 1980 CET Table are equivalent to 130% of the 1980 CSO Table for male ages 38 and above and female ages 41 and above. At younger ages, the rates vary from 130% of the 1980 CSO Table to 212% at ages where the 1980 CSO rates are the lowest.

Even though we can charge up to the 1980 CET Table, the current mortality rates we use for insureds in the non-smoker simplified underwriting class are equal to or less than the 1980 CSO Table.

To the extent the 1980 CET Table is considered substandard we would in effect be charging you a substandard mortality cost, even if the insured was healthy, to the extent:

       - we ever increased the current mortality rates above the 1980 CSO Table for those insureds in the non-smoker simplified underwriting class, or
       - the insured is underwritten under the simplified method but is not in the non-smoker class.

During the period between processing dates, the net cash surrender value takes the mortality cost into account on a pro-rated basis.

MAXIMUM MORTALITY COST. During the guarantee period, we limit the deduction for mortality cost if investment results are unfavorable. We do this by substituting in our calculation, the tabular value for the cash surrender value in determining the net amount at risk, and multiplying by the guaranteed maximum mortality rate. We will deduct this alternate amount from the investment base when it is less than the mortality cost that we would have otherwise deducted. (See "The Policy's Fixed Base".)

REALLOCATION CHARGES. We may deduct reallocation charges on policy processing dates if you change your investment base allocation more than five times per policy year. The charge equals $25.00 for each allocation change you make during a policy processing period, which exceeds five for the policy year.

NET LOAN COST. The net loan cost is explained under "Policy Loans".

CHARGES TO THE SEPARATE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGE. Each day we deduct an asset charge from each division of the Separate Account to cover our mortality, expense, and guaranteed benefits risks. The total amount of this charge is .60% annually at the beginning of the year.

       - The mortality risk is the risk we assume that insureds as a group will live for a shorter time than actuarial tables predict. As a result, we would be paying more in death benefits than planned.
       - The expense risk is the risk we assume that it will cost us more to issue and administer the policies than expected.
       - The guaranteed benefits risks are the risks we assume for potentially unfavorable investment results. One risk is that the policy's net cash surrender value cannot cover the charges due during the guarantee period. The other risk is that we may have to limit the deduction for mortality cost (see "Maximum Mortality Cost" above).

If the mortality and expense risk charge is not enough to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, the excess will be added to our profit and may be used to finance distribution expenses. We cannot increase the total charge.

CHARGES TO DIVISIONS INVESTING IN THE TRUSTS. We assess a daily trust charge against the assets of each division investing in the Trusts. This charge reimburses us for the transaction charge paid to MLPF&S when units are sold to the Separate Account. The trust charge is currently equivalent to .34% annually at the beginning of the year. We may increase it, but it won't exceed .50% annually at the beginning of the year. The charge is based on cost with no expected profit.

FUND EXPENSES

In calculating net asset values, the Funds deduct advisory fees and operating expenses from assets. (See "Fees and Charges".) Information about those fees and expenses also can be found in the prospectus and Statement of Additional Information for each Fund.

GUARANTEE PERIOD

We guarantee that the policy will stay in force for the insured's life, or for a shorter guarantee period depending on the face amount selected for a given premium. We won't cancel the policy during the guarantee period unless the loan debt exceeds certain policy values. We hold a reserve in our general account to support this guarantee.

WHEN THE GUARANTEE PERIOD IS LESS THAN FOR LIFE. After the end of the guarantee period, we will cancel the policy if the net cash surrender value on a policy processing date won't cover the charges due. (See "Charges Deducted from the Investment Base".)

We will notify you before canceling the policy. You will then have 61 days to pay us three times the charges due on the policy processing date when your net cash surrender value became insufficient. If we haven't received the required payment by the end of this grace period, we'll cancel the policy. We will treat any excess payment above the overdue charges as an additional payment.

If we cancel a policy, you may reinstate it while the insured is still living if:

       - You request the reinstatement within three years after the end of the grace period;
       - We receive satisfactory evidence of insurability; and
       - You make a premium payment which is sufficient to give you a guarantee period of at least five years from the reinstated policy's effective date.

We will treat your premium payment as an additional payment requiring underwriting.

The effective date of a reinstated policy is the processing date on or next following the date the reinstatement application is approved.

NET CASH SURRENDER VALUE

Because investment results vary daily, we don't guarantee any minimum net cash surrender value. On a processing date which is also your policy anniversary the net cash surrender value equals:

       - the policy's investment base on that date;
       - minus the balance of the deferred policy loading which has not yet been deducted from the investment base (see "Deferred Policy Loading").

If the date of calculation is not a processing date, we also subtract a pro-rata portion of the mortality cost. If there is any existing loan debt, we will also subtract a pro-rata net loan cost on dates other than the policy anniversary.

CANCELLING TO RECEIVE NET CASH SURRENDER VALUE. A policy owner may cancel the policy at any time while the insured is living to receive the net cash surrender value in a lump sum or under an income plan. You must make the request in writing in a form satisfactory to us. All rights to the death benefit will end on the date you send the written request to us. Cancelling the policy may have tax consequences. See "Tax Considerations."

POLICY LOANS

You may use the policy as collateral to borrow funds from us. The minimum loan is $1,000 unless you are borrowing to make a payment on another of our variable life insurance contracts. In that case, you may borrow the exact amount required even if it's less than $1,000. You may repay all or part of loan debt any time during the insured's lifetime. Each repayment must be for at least $1,000 or the amount of the loan debt, if less. Certain states won't permit a minimum amount that can be borrowed or repaid.

When you take a loan, we transfer from your investment base the amount of the loan and hold it as collateral in our general account. You may select the divisions you want to borrow from, and the divisions you want to repay (including interest payments). If you don't specify, we'll take the borrowed amounts proportionately from and make repayments proportionately to your investment base as then allocated to the investment divisions.

EFFECT ON DEATH BENEFIT AND CASH SURRENDER VALUE. Whether or not you repay loan debt, taking a loan will have a permanent effect on a policy's cash surrender value and may have a permanent effect on its death benefit. This is because the collateral for a loan does not participate in the performance of the investment divisions while the loan is outstanding. If the amount credited to the collateral is more than what is earned in the investment divisions, the cash surrender value will be higher as a result of the loan, as may be the death benefit. Conversely, if the amount credited is less, the cash surrender value will be lower, as may be the death benefit. In that case, the lower cash surrender value may cause the policy to lapse sooner than if no loan had been taken.

LOAN VALUE. The loan value of a policy equals:

       - 75% of the policy's cash surrender value during the first three years;
         or
       - 90% of the policy's cash surrender value after the first three years.

In certain states, the loan value may differ from that above for particular years. The sum of all outstanding loan amounts plus accrued interest is called loan debt. The maximum amount that can be borrowed at any time is the difference between the loan value and the loan debt. The cash surrender value is the net cash surrender value plus any loan debt.

INTEREST. While a loan remains unpaid, we charge interest of 4.75% annually. Interest accrues each day and payments are due at the end of each policy year. IF YOU DON'T PAY THE INTEREST WHEN DUE, IT IS TREATED AS A NEW LOAN AND WE ADD IT TO THE UNPAID LOAN AMOUNT. Loan debt is considered part of cash surrender value which is used to calculate gain. Interest paid on a policy loan is not tax-deductible.

The amount held in our general account as collateral for a loan earns interest at a minimum rate of 4% annually for the first ten policy years and 4.15% thereafter.

NET LOAN COST. In addition to the loan interest we charge, on each policy anniversary we reduce the investment base by the net loan cost (the difference between the interest charged and the earnings on the amount held as collateral in the general account) and add that amount to the amount held in the general account as collateral for the loan. For the first ten policy years, the net loan cost equals .75% of the loan debt on the previous policy anniversary (taking into account any loans and repayments since then). After the first ten policy years, the net loan cost equals .60%. We will not increase the net loan cost. We take the net loan cost into account in determining the net cash surrender value of the policy if the date of surrender is not a policy anniversary.

CANCELLATION DUE TO EXCESS LOAN DEBT. If the loan debt exceeds the larger of the cash surrender value and the tabular value, we'll mail you a notice of our intent to cancel the policy, specifying the minimum repayment amount. We will cancel the Policy 61 days after we mail a notice of intent to terminate the Policy to you unless we have received at least the minimum repayment amount specified in the notice. Depending upon the investment performance of the divisions and the amounts you borrow, loans may cause the policy to lapse. If the policy lapses with loan debt outstanding, adverse tax consequences may result. (See "Tax Considerations".)

DEATH BENEFIT PROCEEDS

We will pay the death benefit proceeds to the beneficiary when we receive all information needed to process the payment, including due proof of the insured's death. When we first receive reliable notification of the insured's death by a representative of the owner or the insured, we may transfer the investment base to the division investing in the Money Reserve Portfolio, pending payment of death benefit proceeds.

AMOUNT OF DEATH BENEFIT PROCEEDS. The death benefit proceeds equal:

       - the death benefit, which is the larger of the current face amount and the variable insurance amount; less

       - any loan debt; and less
       - any overdue charges if the policy is in a grace period (see "When Your Guarantee Period is Less Than for Life").

The values used in calculating the death benefit proceeds are as of the date of death. The death benefit will never be less than the amount required to keep the policy qualified as life insurance under Federal income tax laws.

The amount we pay on death will be greater when we receive and accept an additional payment during a policy processing period and the insured dies prior to the next policy processing date (see "Making Additional Payments").

VARIABLE INSURANCE AMOUNT. We determine the variable insurance amount on each policy processing date by multiplying the cash surrender value by the net single premium factor.

                           NET SINGLE PREMIUM FACTOR

The net single premium factor is based on the insured's sex, underwriting class, and attained age on the policy processing date. It decreases as the insured's age increases. As a result, the variable insurance amount will decrease in relationship to the policy's cash surrender value. Also, net single premium factors may be higher for a woman than for a man of the same age. Your Policy contains a table of net single premium factors as of each anniversary.

                TABLE OF ILLUSTRATIVE NET SINGLE PREMIUM FACTORS
                            ON POLICY ANNIVERSARIES

       STANDARD-SIMPLIFIED ISSUE         STANDARD MEDICAL ISSUE
     -----------------------------   ------------------------------
     ATTAINED                        ATTAINED
       AGE       MALE      FEMALE      AGE        MALE      FEMALE
     --------   -------   --------   --------   --------   --------
         5      8.61444   10.08769       5      10.26605   12.37298
        15      6.45795    7.65253      15       7.41158    8.96292
        25      4.89803    5.70908      25       5.50384    6.48170
        35      3.59024    4.18342      35       3.97197    4.64894
        45      2.62620    3.06419      45       2.87749    3.36465
        55      1.97694    2.29528      55       2.14058    2.48940
        65      1.55349    1.75357      65       1.65786    1.87562
        75      1.28954    1.38615      75       1.35394    1.45952
        85      1.14214    1.17173      85       1.18029    1.21265

PAYMENT OF DEATH BENEFIT PROCEEDS

We will generally pay the death benefit proceeds to the beneficiary within seven days after we receive all the information needed to process the payment. We may delay payment, however, if we are contesting the policy or under the circumstances described in "Using the Policy" and "Other Policy Provisions".

We will add interest from the date of the insured's death to the date of payment at an annual rate of at least 4%. The beneficiary may elect to receive the proceeds either in a single payment or under one or more income plans described below.

DOLLAR COST AVERAGING

WHAT IS IT? The policy offers an optional transfer feature called Dollar Cost Averaging ("DCA"). This feature allows you to make automatic monthly transfers from the Money Reserve investment division to up to four other investment divisions depending on your current allocation of investment base. The DCA program will terminate and no transfers will be made if transfers under DCA would cause you to be invested in more than 5 divisions.


The DCA feature is intended to reduce the effect of short term price fluctuations on investment cost. Since we transfer the same dollar amount to selected divisions each month, the DCA feature allows you to purchase more units of a division when prices are low and fewer units when prices are high. Therefore, you may achieve a lower average cost per unit over the long term. However, it is important to understand that a DCA feature does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA feature, you should have the financial ability to continue making transfers through periods of fluctuating markets.



Once available, you can choose the DCA feature any time. Once you start using it, you must continue it for at least three months. You can select a duration in months for the DCA program. If you do not choose a duration we will make reallocations at monthly intervals until the balance in the Money Reserve investment division is zero. While the DCA program is in place any amount in the Money Reserve investment division is available for transfer.


MINIMUM AMOUNTS. To elect DCA, you need to have a minimum amount in the Money Reserve investment division. We determine the amount required by multiplying the specified length of your DCA program in months by your specified monthly transfer amount. If you do not select a duration we determine the minimum amount required by multiplying your monthly transfer amount by 3 months. You must specify at least $100 for transfer each month. Allocations may be made in specific whole dollar amounts or in percentage increments of 1%. We reserve the right to change these minimums.

Should the amount in your Money Reserve investment division be less than the selected monthly transfer amount, we'll notify you that you need to put more money in the Money Reserve investment division to continue DCA. If you do not specify a duration or the specified duration has not been reached and the amount in the Money Reserve investment division is less than the monthly transfer amount, the entire amount will be transferred. Transfers are made based on your selected DCA percentage allocations or are made pro-rata based on your specified DCA transfer amounts.


WHEN DO WE MAKE DCA TRANSFERS? We'll make the first DCA transfer on the first monthiversary date, after the later of the date our Service Center receives your election or fourteen days after the in force date. We'll make additional DCA transfers on each subsequent monthiversary. We don't charge for DCA transfers. These transfers are in addition to reallocations permitted under the policy.


RIGHT TO EXCHANGE THE POLICY

Within 18 months of the issue date you may exchange your policy for a policy with benefits that do not vary with the investment results of a separate account. Your request must be in writing. Also, you must return the original policy.

The new policy will have the same owner and beneficiary as those of the original policy on the date of the exchange. It will also have the same issue age, issue date, face amount, cash surrender value, benefit riders and underwriting class as the original policy. Any loan debt will be carried over to the new policy.

We won't require evidence of insurability to exchange for a new "fixed" policy.

INCOME PLANS

We offer several income plans to provide for payment of the death benefit proceeds to the beneficiary. Payments under these plans do not depend on the investment results of a separate account. You may choose one or more income plans at any time during the insured's lifetime. If you haven't selected a plan, when the insured dies the beneficiary has one year to apply the death benefit proceeds either paid or payable to one or more of the plans. In addition, if you cancel the policy for its net cash surrender value, you may also choose one or more income plans for payment of the proceeds.

We need to approve any plan where any income payment would be less than $100.

Income plans include:

       - Annuity Plan. An amount can be used to purchase a single premium immediate annuity.

       - Interest Payment. You can leave amounts with us to earn interest at an annual rate of at least 3%.

       - Income for a Fixed Period. We make payments in equal installments for up to 30 years.

       - Income for Life. We make payments in equal monthly installments until the death of a named person or the end of a designated period, whichever is later. The designated period may be for 10 or 20 years. Other designated periods and payment schedules may be available on request.

       - Income of a Fixed Amount. We make payments in equal installments until proceeds applied under this option and interest on the unpaid balance at not less than 3% per year are exhausted.

       - Joint Life Income. We make payments in monthly installments as long as at least one of two named persons is living. Other payment schedules may be available on request. While both are living, we make full payments. If one dies, we make payments of at least two-thirds of the full amount. Payments end completely when both named persons die.

UNDER THE INCOME FOR LIFE AND JOINT LIFE INCOME OPTIONS, OUR POLICY OBLIGATION MAY BE SATISFIED WITH ONLY ONE PAYMENT IF AFTERWARD THE NAMED PERSON OR PERSONS DIES. IN ADDITION, ONCE IN EFFECT, SOME OF THE INCOME PLANS MAY NOT PROVIDE ANY SURRENDER RIGHTS.


Even if the death benefit under the policy is excludible from income, payments under the income plan options may not be excludible in full. This is because earnings on the death benefit after the insured's death are taxable and payments under the income plans generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under the income plans.


REPORTS TO POLICY OWNERS

After the end of each policy quarter, we will send you a statement showing the allocation of your investment base, death benefit, net cash surrender value, any loan debt and, if there has been a change, new face amount and guarantee period. All figures will be as of the first day of the current policy quarter. The statement will show the amounts deducted from or added to the investment base during the policy quarter. We will project your policy's value at a net rate of return of 8%, and based on this value tell you when the policy will terminate unless you make additional payments. The statement will also include any other information that may be currently required by your state.

You will receive confirmation of all financial transactions. These confirmations will show the price per unit of each of your investment divisions, the number of units you have in the investment division and the value of the investment division computed by multiplying the quantity of units by the price per unit. (See "Net Rate of Return for an Investment Division".)

We will also send you semi-annual reports containing financial statements for the Separate Account and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

SINGLE PREMIUM IMMEDIATE ANNUITY RIDER. If your state allows, you may have added a Single Premium Immediate Annuity Rider ("SPIAR") to your policy. This rider would provide you with a fixed income for a period of ten years. If you are the insured and you die before the period ends, we'll pay the rider value in a lump sum to the beneficiary under the policy. For tax purposes, this payment won't be considered part of the life insurance death benefit.

If you surrender the rider before the end of the period, we'll pay you the rider value over five years or apply it to a lifetime income for you, as you choose.

If you are not the insured and you die before the income period ends, we'll pay the remaining payments to the new owner.

If you change the owner of the policy, we will change the owner of the SPIAR to the new owner of the policy.

If the policy ends because the insured dies (where you are not the insured), because we terminate the policy, or because you've cancelled it for its net cash surrender value, we'll continue the annuity under the same terms but under a separate written agreement. You can also choose one of the options available upon surrender of the rider.

The rider won't have any effect on your policy's loan value.

We hold the reserves for this rider in our general account.

If you pledge, assign, or gift a policy with a SPIAR, you may have tax consequences. We advise you to consult your tax advisor prior to effecting an assignment, pledge or gift of such a policy. For a discussion of the tax issues associated with use of a SPIAR, see "Tax Consequences."

                             MORE ABOUT THE POLICY

USING THE POLICY

OWNERSHIP. The policy owner is the insured, unless someone other than the insured has been named as the owner in the application. The policy owner has all rights and options described in the policy.

If you are not the insured, you may want to name a contingent owner. If you die before the insured, the contingent owner will own your interest in the policy and have all your rights. If you don't name a contingent owner, your estate will then own your interest in the policy at your death.

If there is more than one policy owner, we will treat the owners as joint tenants with rights of survivorship unless the ownership designation provides otherwise. We may require completion of additional forms. The owners must exercise their rights and options jointly, except that any one of the owners may reallocate the policy's investment base by phone if the owner provides the personal identification code as well as the policy number. One policy owner must be designated, in writing, to receive all notices, correspondence and tax reporting to which policy owners are entitled under the policy.

CHANGING THE OWNER. During the insured's lifetime, you have the right to transfer ownership of the policy. The new owner will have all rights and options described in the policy. The change will be effective as of the date the notice is signed, but will not affect any payment we've made or action we've taken before our Service Center receives the notice of the change. Changing the owner may have tax consequences. (See "Tax Considerations".)

ASSIGNING THE POLICY AS COLLATERAL. You may assign the policy as collateral security for a loan or other obligation. This does not change the ownership. However, your rights and any beneficiary's rights are subject to the terms of the assignment. You must give satisfactory written notice at our Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

NAMING BENEFICIARIES. We will pay the primary beneficiary the death benefit proceeds of the policy on the insured's death. If the primary beneficiary has died before the insured, we will pay the contingent beneficiary. If no contingent beneficiary is living, we will pay the insured's estate.

You may name more than one person as primary or contingent beneficiaries. We will pay proceeds in equal shares to the surviving beneficiaries unless the beneficiary designation provides differently.

You have the right to change beneficiaries during the insured's lifetime. However, if your primary beneficiary designation is irrevocable, the primary beneficiary must consent when you exercise certain policy rights and options. If you change the beneficiary, the change will take effect as of the date the notice is signed, but will not affect any payment we've made or action we've taken before our Service Center receives the notice of the change.

CHANGING THE INSURED. Subject to certain requirements, you may request a change of insured once each policy year. We must receive a written request signed by you and the proposed new insured. We will also require evidence of insurability for the proposed new insured. The proposed new insured must qualify for a standard or better underwriting classification. Outstanding loan debt must first be repaid and the policy cannot be under a collateral assignment. If we approve the request for change, insurance coverage on the new insured will take effect on the policy processing date on or next following the date of approval, provided the new insured is still living at that time and the policy is still in force. A change of insured is a taxable event.

We will change the policy as follows on the effective date:

       - the issue age will be the new insured's issue age (the new insured's age as of the birthday nearest the policy date);

       - the guaranteed maximum mortality rates will be those in effect on the policy date for the new insured's issue age, sex and underwriting class;

       - we will deduct a charge for changing the insured from the policy's investment base on the effective date. The charge will equal $1.50 per $1,000 of face amount with a minimum charge of $200 and a maximum of $1,500;

       - the variable insurance amount will reflect the change of insured; and

       - the policy's issue date will be the effective date of the change.

We may also change the face amount or guarantee period on the effective date depending on the new insured's age, sex and underwriting class.

MATURITY PROCEEDS. The maturity date is the policy anniversary nearest the insured's 100th birthday. On the maturity date, we will pay you the net cash surrender value, provided the insured is still living at that time and the policy is in effect.

WHEN WE MAKE PAYMENTS. We generally pay death benefit proceeds, loans and net cash surrender value on cancellation within seven days after our Service Center receives all the information needed to process the payment. However, we may delay payment if it isn't practical for us to value or dispose of Zero Trust units or Fund shares because:

       - the New York Stock Exchange is closed;

       - trading on the New York Stock Exchange is restricted;

       - the Securities and Exchange Commission declares that an emergency exists such that it is not reasonably practical to dispose of securities held in the Separate Account or to determine the value of their assets; or

       - the Securities and Exchange Commission by order so permits for the protection of policy owners.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a policy owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.


SOME ADMINISTRATIVE PROCEDURES

We reserve the right to modify or eliminate the procedures described below. For administrative and tax purposes, we may from time to time require that specific forms be completed for certain transactions, including surrenders.

SIGNATURE GUARANTEES. In order for you to make certain policy transactions and changes, we may require that your signature be guaranteed. Your signature can only be guaranteed by a national bank or trust company (not a savings bank or federal savings and loan association), a member bank of the Federal Reserve System or a member firm of a national securities exchange.

Currently, we may require a signature guarantee on:

       - written requests for cash surrenders or policy loans;

       - change of owner;

       - multiple owner form; and

       - telephone authorization forms if not submitted with your application.

PERSONAL IDENTIFICATION CODE. We will send you a four-digit personal identification code shortly after the policy is placed in force and before the end of the "free look" period. You must give this number when you call the Service Center to get information about the policy, to make a loan (if an authorization is on file), or to make other requests.


You should protect your personal identification code, because telephone transactions will be available to anyone who provides your personal information code. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.


REALLOCATING THE INVESTMENT BASE. Policy owners can reallocate their investment base either in writing in a form satisfactory to us or by telephone. If you request the reallocation by telephone, you must give your personal identification code as well as your policy number. We will give a confirmation number over the telephone and then follow up in writing.


An excessive number of reallocations, including short-term "market timing" reallocations, may adversely affect the performance of the underlying Fund in which an investment division invests. If, in our sole opinion, a pattern of excessive reallocations develops, we reserve the right not to process a reallocation request. We also reserve the right not to process a reallocation request when the sale or purchase of shares of a Fund is not reasonably practicable due to actions taken or limitations imposed by the Fund. We will notify any affected policy owner in a timely manner of any actions we take to restrict their ability to make reallocations.


REQUESTING A LOAN. You may request a loan in writing or, if all required forms are on file with us, by telephone. Once our Service Center receives the authorization, you can call the Service Center, give your policy number, name and personal identification code, and tell us the loan amount and the divisions from which the loan should be taken.

Upon request, we will wire the funds to the account at the financial institution named on your authorization. We will generally wire the funds within two working days of receipt of the request.

TELEPHONE REQUESTS. A telephone request for a loan or a reallocation received before 4 p.m. (ET) generally will be processed the same day. A request received at or after 4 p.m. (ET) will be processed the following business day. We reserve the right to change procedures or discontinue the ability to make telephone transfers.

We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include, but are not limited to, possible recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We will not be liable for following telephone instructions that we reasonably believe to be genuine.

Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider's, your Financial Advisor's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.

OTHER POLICY PROVISIONS

IN CASE OF ERRORS IN THE APPLICATION. If an age or sex stated in the application is wrong, it could mean that the face amount, guarantee period, or any other policy benefit is wrong. We will pay what the premium would have bought for the true age or sex assuming the same guarantee period.

INCONTESTABILITY. We will rely on statements made in the applications. Legally they are considered representations, not warranties. We can contest the validity of a policy if any material misstatements are made in the application. In addition, we can contest any amount of death benefit attributable to an additional payment if any material misstatements are made in the application required with the additional payment.

We won't contest the validity of a policy after it has been in effect during the insured's lifetime for two years from the date of issue. Nor will we contest any amount of death benefit attributable to an additional payment after the death benefit has been in effect during the insured's lifetime for two years from the date we received and accepted the payment.

PAYMENT IN CASE OF SUICIDE. If the insured commits suicide within two years from the policy's issue date, we will pay only a limited death benefit. The benefit will be equal to the amount of the payments made. If the insured commits suicide within two years of any date we receive and accept an additional payment, any amount of death benefit attributable to the additional payment will be limited to the amount of the payment. The death benefit will be reduced by any loan debt.

POLICY CHANGES -- APPLICABLE FEDERAL TAX LAW. To receive the tax treatment accorded to life insurance under federal income tax law, the policy must qualify initially and continue to qualify as life insurance under the Internal Revenue Code or successor law. We reserve the right to make changes in the policy or its riders or to make distributions from the policy to the extent necessary to continue to qualify the policy as life insurance.

Any changes will apply uniformly to all policies that are affected and you will be given advance written notice of such changes.

DIVIDENDS. Our variable life insurance policies are non-participating. This means that they don't provide for dividends. Investment results under these variable life policies are reflected in benefits.

STATE VARIATIONS. Certain policy features are subject to state variation. You should read your policy carefully to determine whether any variations apply in the state in which the policy is issued.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the sales load, first-year administrative expense, mortality cost, and the minimum payment, and may modify underwriting classifications.

Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell policies to its employees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group and the reasons the policies are purchased, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

We make any reductions according to rules in effect when an application for a policy or additional payment is approved. Our current rules call for reductions resulting in a sales load of not more than 3% of the premium. We may change these rules from time to time. However, reductions in charges will not discriminate unfairly against any person.

UNISEX LEGAL CONSIDERATIONS

In 1983 the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. In addition, legislative, regulatory or decisional authority of some states may prohibit use of sex-distinct mortality tables under certain circumstances.

The policies offered by this Prospectus are based on mortality tables that distinguish between men and women. As a result, the policy pays different benefits to men and women of the same age. Employers and employee organizations should check with their legal advisors before purchasing these policies.


Montana prohibits the use of actuarial tables that distinguish between men and women in determining payments and policy benefits for policies issued on the lives of its residents. Therefore, policies issued to residents of Montana have payments and benefits which are based on actuarial tables that do not differentiate on the basis of sex. (Previously, certain policies we issued on the lives of Massachusetts residents were also issued on a unisex basis.) You should consult the policy.


SELLING THE POLICIES

MLPF&S is the principal underwriter of the policy. It was organized in 1958 under the laws of the state of Delaware and is registered as a broker-dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. ("NASD"). The principal business address of MLPF&S is 4 World Financial Center, New York, New York 10080. MLPF&S also acts as principal underwriter of other variable life insurance and variable annuity policies we issue, as well as variable life insurance and variable annuity policies issued by ML Life Insurance Company of New York, an affiliate of ours. MLPF&S also acts as principal underwriter of certain mutual funds managed by Merrill Lynch Investment Managers, L.P., the investment adviser for the Series Fund and the Variable Series Funds.

We have companion sales agreements with MLPF&S and various Merrill Lynch Life Agencies. Under these agreements, Financial Advisors of MLPF&S solicit applications for the policies. The Financial Advisors are authorized under applicable state regulations to sell variable life insurance as insurance agents.

The maximum commission as a percentage of a premium payable to Financial Advisors will, in no event, exceed 3.1%. Additional annual compensation of no more than .13% of the investment base may also be paid to your Financial Advisor. Commissions may be paid in the form of non-cash compensation, subject to applicable regulatory requirements.

The maximum commission we will pay to the applicable insurance agency to be used to pay commissions to Financial Advisors is 7% of each premium paid and up to ..10% of the investment base.


The amounts paid under the distribution and sales agreements for the Separate Account for the years ended December 31, 2002, December 31, 2001, and December 31, 2000 were $13,963, $19,377, and $24,764, respectively.


TAX CONSIDERATIONS

INTRODUCTION. The following summary discussion is based on our understanding of current Federal income tax law as the Internal Revenue Service (IRS) now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven't considered any applicable federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.

TAX STATUS OF THE POLICY. In order to qualify as a life insurance contract for Federal tax purposes, this policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Internal Revenue Code. The
Section 7702 definition can be met if a life insurance policy satisfies either one of two tests that are contained in that section. The manner in which these tests should be applied to certain innovative features of the policy offered by this Prospectus is not directly addressed by Section 7702 or the proposed regulations issued thereunder. The presence of these innovative policy features, and the absence of final regulations or any other pertinent interpretations of the tests, thus creates some uncertainty about the application of the tests to this policy.

Nevertheless, we believe that the policy offered by this Prospectus qualifies as a life insurance contract for Federal tax purposes. This means that:

        - the death benefit should be fully excludable from the gross income of the beneficiary under Section 101(a)(1) of the Internal Revenue Code; and

        - the policyowner should not be considered in constructive receipt of the policy's cash surrender value, including any increases, until actual cancellation of the policy.

We have reserved the right to make changes in this policy if such changes are deemed necessary to assure its qualification as a life insurance contract for tax purposes (see "Policy Changes--Applicable Federal Tax Law").

DIVERSIFICATION REQUIREMENTS. IRC section 817(h) and the regulations under it provide that separate account investments underlying a policy must be "adequately diversified" for it to qualify as a life insurance policy under IRC section 7702. The separate account intends to comply with the diversification requirements of the regulations under section 817(h). This will affect how we make investments.

In certain circumstances, owners of variable life policies have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their policies due to their ability to exercise investment control over those assets. Where this is the case, the policy owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features such as the flexibility of an owner to allocate premium payments and transfer policy accumulation values have not been explicitly addressed in published rulings. While we believe that the policies do not give owners investment control over variable account assets, we reserve the right to modify the policies as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the policy.

The following discussion assumes that the policy will qualify as a life insurance policy for Federal income tax purposes.

POLICY LOANS. In general, any interest paid on policy loans will not be tax-deductible. Before taking out a policy loan, an owner should consult a tax advisor as to the tax consequences.

TAX TREATMENT OF POLICY LOANS AND OTHER DISTRIBUTIONS. Federal Tax Law establishes a class of life insurance policies referred to as modified endowment contracts. A modified endowment contract is any contract which satisfies the definition of life insurance set forth in Section 7702 of the Code but fails to meet the 7-pay test. This test applies a cumulative limit on the amount of premiums that can be paid into a contract each year in the first seven contract years in order to avoid modified endowment contract treatment.

Loans from, as well as collateral assignments of, modified endowment contracts will be treated as distributions to the policyowner. All pre-death distributions (including loans, capitalized interest, surrenders, and collateral assignments) from these policies will be included in gross income on an income first basis to the extent of any income in the policy immediately before the distribution.

The law also imposes a 10% penalty tax on pre-death distributions (including loans, collateral assignments, capitalized interest, and surrenders) from modified endowment contracts to the extent they are included in income, unless such amounts are distributed on or after the taxpayer attains age 59 1/2 because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his beneficiary.

These provisions apply to policies entered into on or after June 21, 1988. However, a policy that is not originally classified as a modified endowment contract can become so classified if a material change is made in the policy at any time. A material change includes, but is not limited to, a change in the benefits that was not reflected in a prior 7-pay test computation. Certain changes made to your policy may cause it to become subject to these provisions. We believe that these changes include your contractual right to make certain additional premium payments. You may choose not to exercise this right in order to preserve your policy's current tax treatment.


If you do preserve your policy's current tax treatment, and your policy is not a MEC, then policy loans will be considered your indebtedness and no part of a policy loan will constitute income to you. However, a lapse of a policy with an outstanding loan will result in the treatment of the loan cancellation (including the accrued interest) as a distribution under the policy and may be taxable. Pre-death distributions will generally not be included in gross income to the extent that the amount received does not exceed your investment in the policy. However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance contract for Federal income tax purposes if policy benefits are reduced during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax.


Any policy received in exchange for a modified endowment contract is considered a modified endowment contract.


If a policy becomes a modified endowment contract, distributions that occur during the contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.


If there is any borrowing against your policy, whether a modified endowment contract or not, the interest paid on loans is not tax deductible.

AGGREGATION OF MODIFIED ENDOWMENT CONTRACTS. In the case of a pre-death distribution (including loans, collateral assignments, capitalized interest, and surrenders) from a policy that is treated as a modified endowment contract, a special aggregation requirement may apply for purposes of determining the amount of the income on the contract. Specifically, if we or any of our affiliates issue to the same policyowner more than one modified endowment contract during a calendar year, then for purposes of measuring the income on the contract with respect to a distribution from any of those contracts, the income on the contract for all such contracts will be aggregated and attributed to that distribution.

TAXATION OF SINGLE PREMIUM IMMEDIATE ANNUITY RIDER. If a SPIAR was added to the policy at issue to make the payments on the policy, a portion of each payment from the annuity will be includible in income for federal tax purposes when distributed. The amount of taxable income consists of the excess of the payment amount over the exclusion amount. The exclusion amount is defined as the payment amount multiplied by the ratio of the investment in the annuity rider to the total amount expected to be paid by us under the annuity.

If payments cease because of death before the investment in the annuity rider has been fully recovered, a deduction is allowed for the unrecovered amount. Moreover, if the payments continue beyond the time at which the investment in the annuity rider has been fully recovered, the full amount of each payment will be includible in income. If the SPIAR is surrendered before all of the scheduled payments have been made by us, the remaining income in the annuity rider will be taxed just as in the case of life insurance policies.

Payments under an immediate annuity rider are not subject to the 10% penalty tax that is generally applicable to distributions from annuities made before the recipient attains age 59 1/2.

Other than the tax consequences described above, and assuming that the SPIAR is not subjected to an assignment, gift or pledge, no income will be recognized to the policyowners or beneficiary.

The SPIAR does not exist independently of a policy. Accordingly, there are tax consequences if a policy with a SPIAR is assigned, transferred by gift, or pledged. An owner of a policy with a SPIAR is advised to consult a tax advisor prior to effecting an assignment, gift or pledge of the policy.

OTHER TRANSACTIONS. Changing the owner or the insured may have tax consequences. Exchanging this policy for another involving the same insured will have no tax consequences if there is no loan debt and no cash or other property is received, according to Section 1035(a)(1) of the Internal Revenue Code. In addition, exchanging this policy for more than one policy, or exchanging this policy and one or more other policies for a single policy, in certain circumstances, may be treated as an exchange under Section 1035, as long as all such policies involve the same insured(s). Any new policy or policies would have to satisfy the 7-pay test from the date of exchange to avoid characterization as a modified endowment contract. In addition, any exchange for a new policy or policies may result in a loss of grandfathering status for statutory changes made after the old policy or policies were issued. A tax advisor should be consulted before effecting any exchange, since even if an exchange is within
Section 1035(a), the exchange may have tax consequences other than immediate recognition of income.

In addition, the policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement.

OTHER TAXES. Federal estate and state and local estate, inheritance and other taxes depend upon your or the beneficiary's specific situation.

OWNERSHIP OF POLICIES BY NON-NATURAL PERSONS. The above discussion of the tax consequences arising from the purchase, ownership, and transfer of a policy has assumed that the owner of the policy consists of one or more individuals. Organizations exempt from taxation under Section 501(a) of the Code may be subject to additional or different tax consequences with respect to transactions such as policy loans.


OTHER TAX CONSIDERATIONS. The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.



SPLIT-DOLLAR ARRANGEMENTS. The IRS and the Treasury Department have recently issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.



Additionally, on July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the "Act"). The Act prohibits, with limited exceptions, publicly traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.



Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing policy, or the purchase of a new policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.



TAX SHELTER REGULATIONS. Prospective owners that are corporations should consult a tax advisor about the treatment of the policy under the Treasury Regulations applicable to corporate tax shelters.

FOREIGN TAX CREDITS. To the extent that any Fund makes the appropriate election, certain foreign taxes paid by the Fund will be treated as being paid by the Company, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to the policy owners.

ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the Contract or the proceeds of a policy under the Federal corporate alternative minimum tax, if you are subject to that tax.

WITHHOLDING. To the extent that policy distributions are taxable, they are generally subject to withholding for the recipient's federal tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. It is possible that any legislative change could be retroactive (that is, effective prior to the date of the change). Consult a tax advisor with respect to legislative developments and their effect on the policy.

We don't make any guarantee regarding the tax status of any policy or any transaction regarding the policy.

The above discussion is not intended as tax advice. For tax advice you should consult a competent tax advisor. Although this tax discussion is based on our understanding of federal income tax laws as they are currently interpreted, we can't guarantee that those laws or interpretations will remain unchanged.

MERRILL LYNCH LIFE INSURANCE COMPANY'S INCOME TAXES

FEDERAL INCOME TAXES. We don't expect to incur any Federal income tax liability that would be chargeable to the separate account. As a result we do not currently deduct charges for Federal income taxes from the separate account.

Changes in Federal tax treatment of variable life insurance or in our tax status may mean that we will have to pay Federal income taxes chargeable to the separate account in the future. If we make a charge for taxes, we expect to accumulate it daily and transfer it from each investment division and into the general account monthly. We would keep any investment earnings on any tax charges accumulated in an investment division.

Any tax charges we impose will not apply to policies issued in connection with qualified pension arrangements.

STATE AND LOCAL INCOME TAXES. Under current laws, we may incur state and local income taxes (in addition to premium taxes) in several states, although these taxes are not significant. If the amount of these taxes changes substantially, we may make charges to the separate account.

REINSURANCE

We have reinsured some of the risks assumed under the policies.

                MORE ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY

DIRECTORS AND EXECUTIVE OFFICERS

Our directors and executive officers and their positions with us are as follows:


NAME                                                   POSITION(S) WITH THE COMPANY
----                                                   ----------------------------
Deborah J. Adler                       Director, Senior Vice President, and Chief Actuary
H. McIntyre Gardner                    Director and Chairman of the Board
Christopher Grady                      Director and Senior Vice President
Amy L. Ferrero                         Senior Vice President, Administration
Joseph E. Justice                      Director, Senior Vice President, Chief Financial Officer,
                                       and Treasurer
Nikos K. Kardassis                     Director, President and Chief Executive Officer
Alison Denis                           Senior Vice President
Concetta M. Ruggiero                   Senior Vice President
Barry G. Skolnick                      Director, Senior Vice President, and General Counsel


Each director is elected to serve until the next annual meeting of shareholders or until his or her successor is elected and shall have qualified. Each has held various executive positions with insurance company subsidiaries of our indirect parent, Merrill Lynch & Co., Inc. The principal positions of our directors and executive officers for the past five years are listed below:


Ms. Adler joined Merrill Lynch Life in May 1992 as Vice President and Actuary. From September 2000 until March 2003, she was Vice President and Chief Actuary.



Ms. Denis joined Merrill Lynch Life in April 2002 as Vice President. Since April 2003, she has been Senior Vice President. She served as Vice President and Marketing Director for Digitas from July 1996 to August 2000. From August 2000 to August 2001, she was Senior Vice President and Group Account Director for Hill Holliday Connors Cosmopulos, Inc.



Ms. Ferrero joined Merrill Lynch Life in July 1999 as Assistant Vice President. From May 2000 until May 2002, she was Vice President, Administration. She served as Manager, Client Services, of Merrill Lynch Insurance Group Services, Inc. from May 1995 to July 1999. In July 1999, she became Assistant Vice President, Client Services, of Merrill Lynch Insurance Group Services, Inc. In October 2000, she became Vice President, Client Services, a position which she currently holds.


Mr. Gardner joined Merrill Lynch Life in 2000. From 1997 to 2000, he served as President and Chief Operating Officer of Helen of Troy Limited.


Mr. Grady joined Merrill Lynch Life in September 1995. Since November 2000, he has been Senior Vice President and Director of Sales and Marketing.



Mr. Justice joined Merrill Lynch Life in February 1997 as a Manager. From May 2001 until April 2003, he was Vice President and Controller. From May 1999 until May 2001, he was Assistant Vice President.



Mr. Kardassis joined Merrill Lynch Life in August 2001 as President and Chief Executive Officer. From July 1999 to July 2001, he was President of GE Capital Aviation Training. From August 1994 to July 1999, he was Chief Executive Officer of Jet Airway, S.M. Center.



Ms. Ruggiero joined Merrill Lynch Life in December 2001 as Senior Vice President. She was previously employed by GE Capital Corporation from March 2000 to December 2001 as Vice President, eBusiness Strategy and Development, GE Capital Aviation Services; from June 1998 to March 2000 by GE Capital Commercial Finance Europe as European Quality Director; and from June 1997 to May 1998 as International Product Manager, GE Capital Commercial Finance Europe.


Mr. Skolnick joined Merrill Lynch Life in November 1990. Since May 1992, he has held the position of First Vice President and Assistant General Counsel of MLPF&S.

None of our shares are owned by any of our officers or directors, as we are a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). Our officers and directors, both individually and as a group, own less than one percent of the outstanding shares of common stock of Merrill Lynch & Co., Inc.

SERVICES ARRANGEMENT


We and MLIG are parties to a service agreement pursuant to which MLIG has agreed to provide certain data processing, legal, actuarial, management, advertising and other services to us, including services related to the Separate Account and the policies. We reimburse expenses incurred by MLIG under this service agreement on an allocated cost basis. Charges billed to us by MLIG under the agreement were $33.8 million for the year ended December 31, 2002.


STATE REGULATION

We are subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department (the "Insurance Department"). We file a detailed financial statement in the prescribed form (the "Annual Statement") with the Insurance Department each year covering our operations for the preceding year and our financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine policy liabilities and reserves so that the Insurance Department may certify that these items are correct. Our books and accounts are subject to review by the Insurance Department at all times. A full examination of our operations is conducted periodically by the Insurance Department and under the auspices of the National Association of Insurance Commissioners. We are also subject to the insurance laws and regulations of all jurisdictions in which we are licensed to do business.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, is not material to our total assets or to MLPF&S.

EXPERTS


The financial statements of the Separate Account as of December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, and our financial statements as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, included in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports, which are included herein, and have been so included upon the reports of such firm given upon their authority as experts in accounting and auditing. Their principal business address is Two World Financial Center, New York, New York 10281-1414.


Actuarial matters included in this Prospectus have been examined by Deborah J. Adler, FSA, MAAA, our Vice President and Chief Actuary, as stated in her opinion filed as an exhibit to the registration statement.

LEGAL MATTERS

Our organization, its authority to issue the policy, and the validity of the form of the policy have been passed upon by Barry G. Skolnick, our General Counsel.

REGISTRATION STATEMENTS

We have filed a Registration statement with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940 that relate to the policy and its investment options. This Prospectus does not contain all of the information in the registration statement as permitted by Securities and Exchange Commission regulations. The omitted information can be obtained from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

FINANCIAL STATEMENTS

Our financial statements, included herein, should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon our ability to meet our obligations under the policies.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
Merrill Lynch Life Insurance Company:


We have audited the accompanying statements of assets and liabilities of each of the divisions of Merrill Lynch Life
Variable Life Separate Account II, comprised of divisions investing in the Money Reserve Portfolio, Intermediate Government Bond Portfolio, Core Bond Strategy Portfolio, Large Cap Core Strategy Portfolio (formerly Capital Stock Portfolio), Fundamental Growth Strategy Portfolio, Balanced Capital Strategy Portfolio, High Yield Portfolio, Natural Resources Portfolio, Global Allocation Strategy Portfolio, Balanced Portfolio (liquidated following the close of business on April 30, 2001), Utilities and Telecommunications V.I. Fund (formerly Utilities and Telecommunications Focus Fund), International Equity Focus Fund (liquidated following the close of business on April 30,
2001), Global Bond Focus Fund (liquidated following the close of business on April 30, 2002), Basic Value V.I. Fund (formerly Basic Value Focus Fund), Developing Capital Markets V.I. Fund (formerly Developing Capital Markets Focus Fund), Small Cap Value V.I. Fund (formerly Small Cap Value Focus Fund), Index 500 V.I. Fund (formerly Index 500 Fund), Balanced Capital Focus Fund (liquidated following the close of business on April 30, 2001), Global Growth V.I. Fund (formerly Global Growth Focus Fund), American Balanced V.I. Fund (formerly American Balanced Fund), Large Cap Value V.I. Fund (formerly Large Cap Value Focus Fund), Mercury International Value V.I. Fund (formerly Mercury HW International Value VIP Portfolio), Merrill Lynch Large Cap Growth V.I. Fund (formerly Large Cap Growth Focus Fund), Quasar Portfolio, Premier Growth Portfolio, MFS Emerging Growth Series, MFS Research Series, AIM V.I. Premier Equity Fund (formerly AIM V.I. Value Fund), AIM V.I. Capital Appreciation Fund, 2000 Trust (matured on February 15, 2000), 2001 Trust (matured on February 15, 2001), 2002 Trust (matured on February 15, 2002), 2003
Trust, 2004 Trust, 2005 Trust, 2006 Trust, 2007 Trust, 2008 Trust, 2009 Trust, 2010 Trust, 2011 Trust, 2013 Trust, 2014 Trust and 2019 Trust (collectively, the "Divisions"), as of December 31, 2002 and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund and unit investment trust securities owned at December 31, 2002. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Divisions as of December 31, 2002, the results of their operations and the changes in their net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche, LLP
New York, New York

March 7, 2003


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

                                                                                      Divisions Investing In
                                                                -------------------------------------------------------------------
                                                                                    Intermediate         Core          Large Cap
                                                                      Money          Government          Bond             Core
                                                                     Reserve            Bond           Strategy         Strategy
(In thousands)                                                      Portfolio        Portfolio        Portfolio        Portfolio
                                                                ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Series Fund, Inc. (Note 1):
   Money Reserve Portfolio, 324,140 shares
    (Cost $324,140)                                             $       324,140  $             0  $             0  $             0

   Intermediate Government Bond Portfolio, 15,296 shares
    (Cost $169,107)                                                           0          178,502                0                0

   Core Bond Strategy Portfolio, 7,661 shares
    (Cost $87,545)                                                            0                0           91,087                0

   Large Cap Core Strategy Portfolio, 9,948 shares
    (Cost $226,716)                                                           0                0                0          138,084
                                                                ---------------- ---------------- ---------------- ----------------

 Total Assets                                                           324,140          178,502           91,087          138,084

Liabilities
 Due to Merrill Lynch Life Insurance Company                              4,070            2,241            1,143            1,733
                                                                ---------------- ---------------- ---------------- ----------------
Net Assets                                                      $       320,070  $       176,261  $        89,944  $       136,351
                                                                ================ ================ ================ ================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002 (continued)

                                                                                      Divisions Investing In
                                                                -------------------------------------------------------------------
                                                                   Fundamental        Balanced
                                                                      Growth          Capital           High           Natural
                                                                     Strategy         Strategy          Yield          Resources
(In thousands)                                                      Portfolio        Portfolio        Portfolio        Portfolio
                                                                ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Series Fund, Inc. (Cont'd), (Note 1):
   Fundamental Growth Strategy Portfolio, 10,975 shares
    (Cost $346,564)                                             $       170,434  $             0  $             0  $             0

   Balanced Capital Strategy Portfolio, 64,557 shares
    (Cost $1,000,320)                                                         0          714,650                0                0

   High Yield Portfolio, 8,951 shares
    (Cost $52,163)                                                            0                0           45,832                0

   Natural Resources Portfolio, 1,123 shares
    (Cost $12,769)                                                            0                0                0           11,856
                                                                ---------------- ---------------- ---------------- ----------------

 Total Assets                                                           170,434          714,650           45,832           11,856

Liabilities
 Due to Merrill Lynch Life Insurance Company                              2,140            8,972              575              149
                                                                ---------------- ---------------- ---------------- ----------------
Net Assets                                                      $       168,294  $       705,678  $        45,257  $        11,707
                                                                ================ ================ ================ ================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002 (continued)

                                                                                      Divisions Investing In
                                                                -------------------------------------------------------------------
                                                                     Global                                            Developing
                                                                    Allocation     Utilities and        Basic           Capital
                                                                     Strategy         Telecom           Value           Markets
(In thousands)                                                      Portfolio        V.I. Fund        V.I. Fund        V.I. Fund
                                                                ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Series Fund, Inc. (Cont'd), (Note 1):
   Global Allocation Strategy Portfolio, 7,827 shares
    (Cost $114,877)                                             $        82,575  $             0  $             0  $             0

 Investments in Merrill Lynch Variable
  Series Funds, Inc. (Note 1):
   Utilities and Telecommunications V.I. Fund,  593 shares
    (Cost $5,791)                                                             0            3,751                0                0

   Basic Value V.I. Fund, 5,117 shares
    (Cost $69,792)                                                            0                0           55,518                0

   Developing Capital Markets V.I. Fund, 489 shares
    (Cost $3,123)                                                             0                0                0            3,217
                                                                ---------------- ---------------- ---------------- ----------------

 Total Assets                                                            82,575            3,751           55,518            3,217

Liabilities
 Due to Merrill Lynch Life Insurance Company                              1,037               47              697               40
                                                                ---------------- ---------------- ---------------- ----------------
Net Assets                                                      $        81,538  $         3,704  $        54,821  $         3,177
                                                                ================ ================ ================ ================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002 (continued)

                                                                                      Divisions Investing In
                                                                -------------------------------------------------------------------

                                                                    Small Cap          Index            Global          American
                                                                      Value             500             Growth          Balanced
(In thousands)                                                      V.I. Fund        V.I. Fund        V.I. Fund        V.I. Fund
                                                                ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Variable
  Series Funds, Inc. (Cont'd), (Note 1):
   Small Cap Value V.I. Fund, 1,491 shares
    (Cost $35,330)                                              $        26,971  $             0  $             0  $             0

   Index 500 V.I. Fund, 1,922 shares
    (Cost $29,857)                                                            0           21,435                0                0

   Global Growth V.I. Fund, 326 shares
    (Cost $2,703)                                                             0                0            2,093                0

   American Balanced V.I. Fund, 45 shares
    (Cost $532)                                                               0                0                0              427
                                                                ---------------- ---------------- ---------------- ----------------

 Total Assets                                                            26,971           21,435            2,093              427

Liabilities
 Due to Merrill Lynch Life Insurance Company                                339              269               26                0
                                                                ---------------- ---------------- ---------------- ----------------
Net Assets                                                      $        26,632  $        21,166  $         2,067  $           427
                                                                ================ ================ ================ ================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002 (continued)

                                                                                      Divisions Investing In
                                                                -------------------------------------------------------------------
                                                                                      Mercury       Merrill Lynch
                                                                    Large Cap      International      Large Cap
                                                                      Value            Value            Growth          Quasar
(In thousands)                                                      V.I. Fund        V.I. Fund        V.I. Fund        Portfolio
                                                                ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Variable
  Series Funds, Inc. (Cont'd), (Note 1):
   Large Cap Value V.I. Fund, 421 shares
    (Cost $4,052)                                               $         3,753  $             0  $             0  $             0

 Investments in Mercury Variable Trust  (Note 1):
   Mercury International Value V.I. Fund, 949 shares
    (Cost $7,851)                                                             0            7,838                0                0

 Investments in Mercury V.I. Funds, Inc. (Note 1):
   Merrill Lynch Large Cap Growth V.I. Fund, 842 shares
    (Cost $7,090)                                                             0                0            5,817                0

 Investments in Alliance Variable Products
  Series Fund, Inc. (Note 1):
   Quasar Portfolio, 125 shares
    (Cost $1,056)                                                             0                0                0              854
                                                                ---------------- ---------------- ---------------- ----------------

 Total Assets                                                             3,753            7,838            5,817              854

Liabilities
 Due to Merrill Lynch Life Insurance Company                                 47               98               79               11
                                                                ---------------- ---------------- ---------------- ----------------
Net Assets                                                      $         3,706  $         7,740  $         5,738  $           843
                                                                ================ ================ ================ ================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002 (continued)

                                                                                      Divisions Investing In
                                                                -------------------------------------------------------------------
                                                                                        MFS                             AIM V.I.
                                                                     Premier          Emerging           MFS            Premier
                                                                     Growth            Growth          Research          Equity
(In thousands)                                                      Portfolio          Series           Series            Fund
                                                                ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Alliance Variable Products
  Series Funds, Inc. (Cont'd), (Note 1):
   Premier Growth Portfolio, 1,071 shares
    (Cost $34,826)                                              $        18,690  $             0  $             0  $             0

 Investments in MFS Variable Insurance Trust (Note 1):
   MFS Emerging Growth Series, 524 shares
    (Cost $14,055)                                                            0            6,236                0                0

   MFS Research Series, 411 shares
    (Cost $7,791)                                                             0                0            4,431                0

 Investments in AIM Variable Insurance Funds (Note 1):
   AIM V.I. Premier Equity Fund, 660 shares
    (Cost $19,974)                                                            0                0                0           10,699
                                                                ---------------- ---------------- ---------------- ----------------

 Total Assets                                                            18,690            6,236            4,431           10,699

Liabilities
 Due to Merrill Lynch Life Insurance Company                                235               78               56              134
                                                                ---------------- ---------------- ---------------- ----------------
Net Assets                                                      $        18,455  $         6,158  $         4,375  $        10,565
                                                                ================ ================ ================ ================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002 (continued)

                                                                                      Divisions Investing In
                                                                -------------------------------------------------------------------
                                                                     AIM V.I.
                                                                     Capital
                                                                   Appreciation        2003             2004             2005
(In thousands)                                                         Fund            Trust            Trust            Trust
                                                                ---------------- ---------------- ---------------- ----------------
Assets
 Investments in AIM Variable
  Insurance Funds (Cont'd), (Note 1):
   AIM V.I. Capital Appreciation Fund, 226 shares
    (Cost $5,784)                                               $         3,705  $             0  $             0  $             0

 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (Note 1):
   2003 Trust, 36,435 trust units                                             0           36,215                0                0
   (Cost $22,269)

   2004 Trust, 7,766 trust units
    (Cost $6,391)                                                             0                0            7,659                0

   2005 Trust, 18,536 trust units
    (Cost $12,151                                                             0                0                0           18,063
                                                                ---------------- ---------------- ---------------- ----------------

 Total Assets                                                             3,705           36,215            7,659           18,063

Liabilities
 Due to Merrill Lynch Life Insurance Company                                 47              470               96              227
                                                                ---------------- ---------------- ---------------- ----------------
Net Assets                                                      $         3,658  $        35,745  $         7,563  $        17,836
                                                                ================ ================ ================ ================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002 (continued)

                                                                                      Divisions Investing In
                                                                -------------------------------------------------------------------


                                                                      2006             2007             2008             2009
(In thousands)                                                        Trust            Trust            Trust            Trust
                                                                ---------------- ---------------- ---------------- ----------------
Assets
 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (Cont'd), (Note 1):
   2006 Trust, 6,661 trust units
    (Cost $4,579)                                               $         6,405  $             0  $             0  $             0

   2007 Trust, 12,440 trust units
    (Cost $7,088)                                                             0           11,477                0                0

   2008 Trust, 20,508 trust units
    (Cost $9,753)                                                             0                0           17,749                0

   2009 Trust, 7,886 trust units
    (Cost $3,816)                                                             0                0                0            6,493
                                                                ---------------- ---------------- ---------------- ----------------

 Total Assets                                                             6,405           11,477           17,749            6,493

Liabilities
 Due to Merrill Lynch Life Insurance Company                                 81              144              116               82
                                                                ---------------- ---------------- ---------------- ----------------
Net Assets                                                      $         6,324  $        11,333  $        17,633  $         6,411
                                                                ================ ================ ================ ================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002 (continued)

                                                                                      Divisions Investing In
                                                                -------------------------------------------------------------------


                                                                      2010             2011             2013             2014
(In thousands)                                                        Trust            Trust            Trust            Trust
                                                                ---------------- ---------------- ---------------- ----------------
Assets
 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (Cont'd), (Note 1):
   2010 Trust, 8,100 trust units
    (Cost $5,531)                                               $         6,212  $             0  $             0  $             0

   2011 Trust, 2,500 trust units
    (Cost $1,344)                                                             0            1,833                0                0

   2013 Trust, 1,734 trust units
    (Cost $794)                                                               0                0            1,131                0

   2014 Trust, 17,164 trust units
    (Cost $7,184)                                                             0                0                0           10,364
                                                                ---------------- ---------------- ---------------- ----------------

 Total Assets                                                             6,212            1,833            1,131           10,364

Liabilities
 Due to Merrill Lynch Life Insurance Company                                 78               23               14              130
                                                                ---------------- ---------------- ---------------- ----------------
Net Assets                                                      $         6,134  $         1,810  $         1,117  $        10,234
                                                                ================ ================ ================ ================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002 (continued)

                                                                Divisions Investing In
                                                                ----------------------


                                                                         2019
(In thousands)                                                           Trust
                                                                ----------------------
Assets
 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (Cont'd), (Note 1):
   2019 Trust, 1,821 trust units
    (Cost $685)                                                 $                 784
                                                                ----------------------
 Total Assets                                                                     784

Liabilities
 Due to Merrill Lynch Life Insurance Company                                       10
                                                                ----------------------
Net Assets                                                      $                 774
                                                                ======================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                              Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                          Intermediate            Core               Large Cap
                                                        Money              Government             Bond                 Core
                                                       Reserve                Bond               Strategy            Strategy
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $             5,649  $             7,665  $             4,146  $             1,346
 Mortality and Expense Charges (Note 3)                      (1,931)                (977)                (504)                (977)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                3,718                6,688                3,642                  369
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                1,804                   61              (10,658)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  0                6,361                4,030              (24,972)
 Capital Gain Distributions (Note 2)                              0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                   0                8,165                4,091              (35,630)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    3,718               14,853                7,733              (35,261)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     252                   17                  115                  114
 Policy Loading, Net (Note 3)                                   (33)                 (15)                  (4)                 (30)
 Contract Owner Deaths                                      (18,382)              (3,457)              (2,654)              (3,246)
 Contract Owner Terminations                                (38,202)              (8,816)              (4,469)              (9,118)
 Policy Loans, Net                                            4,367                 (351)                 482                  458
 Cost of Insurance (Note 3)                                  (7,367)              (3,766)              (1,992)              (3,415)
 Policy Loan Processing Charges                              (1,101)                (393)                (225)                (382)
 Transfers Among Investment Divisions                        30,031               13,530               10,682              (10,348)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                     (30,435)              (3,251)               1,935              (25,967)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                     (26,717)              11,602                9,668              (61,228)
Net Assets, Beginning Balance                               346,787              164,659               80,276              197,579
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $           320,070  $           176,261  $            89,944  $           136,351
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                              Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                     Fundamental            Balanced
                                                       Growth               Capital               High                Natural
                                                       Strategy             Strategy              Yield              Resources
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $               842  $            23,363  $             4,484  $                75
 Mortality and Expense Charges (Note 3)                      (1,287)              (4,849)                (272)                 (70)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                 (445)              18,514                4,212                    5
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                       (25,570)             (44,281)              (8,195)                  16
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                            (51,901)             (91,708)               2,138                  (26)
 Capital Gain Distributions (Note 2)                              0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                             (77,471)            (135,989)              (6,057)                 (10)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                  (77,916)            (117,475)              (1,845)                  (5)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     190                  184                   22                    9
 Policy Loading, Net (Note 3)                                   (36)                 (68)                  (3)                  (2)
 Contract Owner Deaths                                       (4,061)             (16,518)              (1,498)                (167)
 Contract Owner Terminations                                 (9,261)             (36,673)              (2,460)                (369)
 Policy Loans, Net                                              277               (1,833)                (287)                  78
 Cost of Insurance (Note 3)                                  (4,128)             (16,134)              (1,069)                (294)
 Policy Loan Processing Charges                                (469)              (1,712)                (158)                 (42)
 Transfers Among Investment Divisions                       (18,177)             (32,128)               7,226                  338
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                     (35,665)            (104,882)               1,773                 (449)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                    (113,581)            (222,357)                 (72)                (454)
Net Assets, Beginning Balance                               281,875              928,035               45,329               12,161
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $           168,294  $           705,678  $            45,257  $            11,707
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                              Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                       Global                                   Global
                                                      Allocation        Utilities and           Bond                 Basic
                                                       Strategy            Telecom              Focus                Value
(In thousands)                                        Portfolio           V.I. Fund             Fund               V.I. Fund
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $             3,449  $               149  $                 1  $               639
 Mortality and Expense Charges (Note 3)                        (542)                 (23)                   0                 (372)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                2,907                  126                    1                  267
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                        (5,142)              (1,685)                 (22)              (2,257)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                             (6,164)                 519                   21              (12,509)
 Capital Gain Distributions (Note 2)                              0                   98                    0                  679
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                             (11,306)              (1,068)                  (1)             (14,087)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   (8,399)                (942)                   0              (13,820)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      41                    0                    0                   32
 Policy Loading, Net (Note 3)                                   (21)                   0                    0                   (6)
 Contract Owner Deaths                                       (1,690)                 (23)                   0               (1,629)
 Contract Owner Terminations                                 (5,883)                 (30)                   0               (3,105)
 Policy Loans, Net                                              213                  (24)                   0                  447
 Cost of Insurance (Note 3)                                  (1,951)                 (92)                   0               (1,297)
 Policy Loan Processing Charges                                (248)                 (10)                   0                 (160)
 Transfers Among Investment Divisions                        (1,883)                (491)                (111)               2,949
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                     (11,422)                (670)                (111)              (2,769)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                     (19,821)              (1,612)                (111)             (16,589)
Net Assets, Beginning Balance                               101,359                5,316                  111               71,410
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $            81,538  $             3,704  $                 0  $            54,821
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                              Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                      Developing
                                                       Capital             Small Cap              Index               Global
                                                       Markets               Value                 500                Growth
(In thousands)                                        V.I. Fund            V.I. Fund            V.I. Fund            V.I. Fund
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $                15  $                 0  $               316  $                 3
 Mortality and Expense Charges (Note 3)                         (25)                (196)                (149)                 (17)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (10)                (196)                 167                  (14)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                          (490)                (576)              (3,213)              (1,866)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                255              (11,059)              (3,393)                 942
 Capital Gain Distributions (Note 2)                              0                1,678                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                (235)              (9,957)              (6,606)                (924)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                     (245)             (10,153)              (6,439)                (938)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      14                    9                   12                    0
 Policy Loading, Net (Note 3)                                    (1)                  (2)                  (7)                  (1)
 Contract Owner Deaths                                          (70)                (477)                (326)                 (73)
 Contract Owner Terminations                                   (292)                (516)                (491)                 (16)
 Policy Loans, Net                                               20                   43                  121                   70
 Cost of Insurance (Note 3)                                     (85)                (677)                (413)                 (54)
 Policy Loan Processing Charges                                 (11)                 (63)                 (52)                  (9)
 Transfers Among Investment Divisions                           357                4,164                1,402                 (481)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         (68)               2,481                  246                 (564)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                        (313)              (7,672)              (6,193)              (1,502)
Net Assets, Beginning Balance                                 3,490               34,304               27,359                3,569
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $             3,177  $            26,632  $            21,166  $             2,067
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                              Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                                                 Mercury           Merrill Lynch
                                                      American             Large Cap          International          Large Cap
                                                      Balanced               Value                Value                Growth
(In thousands)                                        V.I. Fund            V.I. Fund            V.I. Fund            V.I. Fund
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $                13  $                19  $               297  $                 0
 Mortality and Expense Charges (Note 3)                          (4)                 (15)                 (51)                 (34)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                    9                    4                  246                  (34)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           (33)                (271)                (864)                (752)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                (68)                (348)                  26                 (806)
 Capital Gain Distributions (Note 2)                              0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                (101)                (619)                (838)              (1,558)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      (92)                (615)                (592)              (1,592)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    0                    2                    0
 Policy Loading, Net (Note 3)                                     0                    0                   (1)                  (1)
 Contract Owner Deaths                                            0                  (92)                 (66)                 (53)
 Contract Owner Terminations                                   (158)                   0                 (314)                 (27)
 Policy Loans, Net                                              (24)                 213                 (132)                 (31)
 Cost of Insurance (Note 3)                                     (11)                 (84)                (169)                (103)
 Policy Loan Processing Charges                                  (2)                 (12)                 (25)                  (7)
 Transfers Among Investment Divisions                           (21)               2,947                  749                4,278
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (216)               2,972                   44                4,056
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                        (308)               2,357                 (548)               2,464
Net Assets, Beginning Balance                                   735                1,349                8,288                3,274
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $               427  $             3,706  $             7,740  $             5,738
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                              Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                                                   MFS
                                                                            Premier              Emerging               MFS
                                                       Quasar                Growth               Growth              Research
(In thousands)                                        Portfolio            Portfolio              Series               Series
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $                 0  $                 0  $                 0  $                15
 Mortality and Expense Charges (Note 3)                          (6)                (157)                 (54)                 (33)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   (6)                (157)                 (54)                 (18)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           (52)              (5,414)              (4,993)                (666)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                               (298)              (4,122)               1,213                 (932)
 Capital Gain Distributions (Note 2)                              0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                (350)              (9,536)              (3,780)              (1,598)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                     (356)              (9,693)              (3,834)              (1,616)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                   12                    0                    0
 Policy Loading, Net (Note 3)                                     0                   (7)                  (3)                  (1)
 Contract Owner Deaths                                            0                 (388)                (167)                (160)
 Contract Owner Terminations                                    (25)              (1,315)                (228)                (197)
 Policy Loans, Net                                                9                   (5)                 121                  (43)
 Cost of Insurance (Note 3)                                     (17)                (432)                (140)                (101)
 Policy Loan Processing Charges                                  (2)                 (62)                 (23)                 (17)
 Transfers Among Investment Divisions                           124                 (387)              (1,489)                 354
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                          89               (2,584)              (1,929)                (165)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                        (267)             (12,277)              (5,763)              (1,781)
Net Assets, Beginning Balance                                 1,110               30,732               11,921                6,156
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $               843  $            18,455  $             6,158  $             4,375
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                              Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                       AIM V.I.             AIM V.I.
                                                       Premier              Capital
                                                        Equity            Appreciation            2002                 2003
(In thousands)                                           Fund                 Fund                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $                44  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (91)                 (29)                  (8)                (213)
 Transaction Charges (Note 3)                                     0                    0                   (5)                (127)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (47)                 (29)                 (13)                (340)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                        (2,138)              (2,573)               1,842                3,151
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                             (3,441)               1,222               (1,828)              (1,809)
 Capital Gain Distributions (Note 2)                              0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                              (5,579)              (1,351)                  14                1,342
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   (5,626)              (1,380)                   1                1,002
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       2                    0                    0                    2
 Policy Loading, Net (Note 3)                                    (4)                  (2)                   0                   (2)
 Contract Owner Deaths                                         (351)                 (10)                (256)              (1,321)
 Contract Owner Terminations                                   (697)                 (77)                   5               (1,991)
 Policy Loans, Net                                              (72)                 (75)                   7                 (180)
 Cost of Insurance (Note 3)                                    (247)                 (97)                  45                 (726)
 Policy Loan Processing Charges                                 (33)                 (16)                   9                  (78)
 Transfers Among Investment Divisions                        (2,099)                (818)             (10,221)               3,193
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (3,501)              (1,095)             (10,411)              (1,103)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      (9,127)              (2,475)             (10,410)                (101)
Net Assets, Beginning Balance                                19,692                6,133               10,410               35,846
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $            10,565  $             3,658  $                 0  $            35,745
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                              Divisions Investing In
                                                -----------------------------------------------------------------------------------


                                                        2004                 2005                 2006                 2007
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (43)                 (96)                 (40)                 (64)
 Transaction Charges (Note 3)                                   (26)                 (60)                 (21)                 (37)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (69)                (156)                 (61)                (101)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           937                  897                  741                  764
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                               (541)                 577                  (92)                 617
 Capital Gain Distributions (Note 2)                              0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 396                1,474                  649                1,381
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      327                1,318                  588                1,280
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    3                    0                   (5)
 Policy Loading, Net (Note 3)                                     0                    0                   (1)                   0
 Contract Owner Deaths                                         (188)                (119)                 (13)                  (1)
 Contract Owner Terminations                                   (301)                (879)                (360)                (769)
 Policy Loans, Net                                              (52)                 101                   85                   66
 Cost of Insurance (Note 3)                                    (166)                (318)                (145)                (220)
 Policy Loan Processing Charges                                 (10)                 (26)                 (20)                 (23)
 Transfers Among Investment Divisions                          (783)               1,048                 (352)                 591
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (1,500)                (190)                (806)                (361)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      (1,173)               1,128                 (218)                 919
Net Assets, Beginning Balance                                 8,736               16,708                6,542               10,414
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $             7,563  $            17,836  $             6,324  $            11,333
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                              Divisions Investing In
                                                -----------------------------------------------------------------------------------


                                                        2008                 2009                 2010                 2011
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (99)                 (46)                 (37)                 (10)
 Transaction Charges (Note 3)                                   (58)                 (28)                 (21)                  (7)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                 (157)                 (74)                 (58)                 (17)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                         1,513                1,854                  742                  474
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              1,004                 (539)                 304                 (154)
 Capital Gain Distributions (Note 2)                              0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               2,517                1,315                1,046                  320
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    2,360                1,241                  988                  303
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    0                    4                    0
 Policy Loading, Net (Note 3)                                    (1)                   0                   (1)                   0
 Contract Owner Deaths                                         (250)                (118)                (411)                   0
 Contract Owner Terminations                                   (975)              (2,399)                (378)                   0
 Policy Loans, Net                                              369                  (15)                 139                  (22)
 Cost of Insurance (Note 3)                                    (330)                (190)                (120)                 (28)
 Policy Loan Processing Charges                                 (42)                 (28)                  (9)                  (1)
 Transfers Among Investment Divisions                           157                 (216)                (302)              (1,183)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (1,072)              (2,966)              (1,078)              (1,234)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       1,288               (1,725)                 (90)                (931)
Net Assets, Beginning Balance                                16,345                8,136                6,224                2,741
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $            17,633  $             6,411  $             6,134  $             1,810
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (continued)

                                                                       Divisions Investing In
                                                --------------------------------------------------------------


                                                        2013                 2014                 2019
(In thousands)                                          Trust                Trust                Trust
                                                -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                          (7)                 (55)                  (6)
 Transaction Charges (Note 3)                                    (4)                 (34)                  (4)
                                                -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (11)                 (89)                 (10)
                                                -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           190                  347                   23
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 47                1,555                  186
 Capital Gain Distributions (Note 2)                              0                    0                    0
                                                -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 237                1,902                  209
                                                -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      226                1,813                  199
                                                -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    2                    0
 Policy Loading, Net (Note 3)                                     0                    0                    0
 Contract Owner Deaths                                            0                 (160)                   0
 Contract Owner Terminations                                    (12)                (396)                (107)
 Policy Loans, Net                                              (11)                 (32)                 (18)
 Cost of Insurance (Note 3)                                     (17)                (208)                 (19)
 Policy Loan Processing Charges                                  (2)                 (34)                  (3)
 Transfers Among Investment Divisions                          (115)                (470)              (2,045)
                                                -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (157)              (1,298)              (2,192)
                                                -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                          69                  515               (1,993)
Net Assets, Beginning Balance                                 1,048                9,719                2,767
                                                -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $             1,117  $            10,234  $               774
                                                ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                              Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                          Intermediate            Core               Large Cap
                                                        Money              Government             Bond                  Core
                                                       Reserve                Bond               Strategy             Strategy
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $            14,649  $             9,193  $             4,414  $             1,863
 Mortality and Expense Charges (Note 3)                      (2,075)                (958)                (466)              (1,236)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                               12,574                8,235                3,948                  627
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                 (318)                 405               (7,515)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  0                2,228                1,109              (19,523)
 Capital Gain Distributions (Note 2)                              0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                   0                1,910                1,514              (27,038)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   12,574               10,145                5,462              (26,411)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     246                   13                  115                  122
 Policy Loading, Net (Note 3)                                   (66)                 (16)                 (10)                 (39)
 Contract Owner Deaths                                       (6,438)              (5,645)              (1,901)              (3,888)
 Contract Owner Terminations                                (30,015)              (5,442)              (2,497)              (9,052)
 Policy Loans, Net                                              212                   35                 (716)              (1,574)
 Cost of Insurance (Note 3)                                  (7,498)              (3,474)              (1,743)              (4,376)
 Policy Loan Processing Charges                              (1,139)                (335)                (192)                (436)
 Transfers Among Investment Divisions                        36,152               10,283                7,788               (5,038)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (8,546)              (4,581)                 844              (24,281)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       4,028                5,564                6,306              (50,692)
Net Assets, Beginning Balance                               342,759              159,095               73,970              248,271
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $           346,787  $           164,659  $            80,276  $           197,579
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                              Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                     Fundamental            Balanced
                                                       Growth               Capital               High                Natural
                                                       Strategy             Strategy              Yield              Resources
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $             1,623  $            22,552  $             5,078  $               109
 Mortality and Expense Charges (Note 3)                      (1,863)              (5,665)                (280)                 (84)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                 (240)              16,887                4,798                   25
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                       (14,881)             (28,882)              (7,215)               1,290
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                            (63,422)             (65,195)               3,037               (3,294)
 Capital Gain Distributions (Note 2)                              0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                             (78,303)             (94,077)              (4,178)              (2,004)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                  (78,543)             (77,190)                 620               (1,979)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     198                  179                   24                    9
 Policy Loading, Net (Note 3)                                   (56)                 (73)                  (4)                  (3)
 Contract Owner Deaths                                       (3,273)             (17,491)                (885)                (339)
 Contract Owner Terminations                                (11,416)             (26,027)              (1,026)              (1,149)
 Policy Loans, Net                                           (2,851)              (5,687)                (948)                 335
 Cost of Insurance (Note 3)                                  (5,853)             (18,613)              (1,009)                (302)
 Policy Loan Processing Charges                                (557)              (1,868)                (135)                 (40)
 Transfers Among Investment Divisions                       (23,939)              51,954                  622                  318
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                     (47,747)             (17,626)              (3,361)              (1,171)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                    (126,290)             (94,816)              (2,741)              (3,150)
Net Assets, Beginning Balance                               408,165            1,022,851               48,070               15,311
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $           281,875  $           928,035  $            45,329  $            12,161
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                              Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                       Global                                                      International
                                                      Allocation                             Utilities and             Equity
                                                       Strategy            Balanced             Telecom                Focus
(In thousands)                                        Portfolio            Portfolio           V.I. Fund               Fund
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $             1,976  $               802  $               410  $                92
 Mortality and Expense Charges (Note 3)                        (653)                (149)                 (36)                 (11)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                1,323                  653                  374                   81
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                        (3,118)             (11,937)              (1,680)              (1,321)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                             (9,598)               7,254                  282                  654
 Capital Gain Distributions (Note 2)                              0                    0                   10                    1
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                             (12,716)              (4,683)              (1,388)                (666)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                  (11,393)              (4,030)              (1,014)                (585)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      46                    9                    0                    1
 Policy Loading, Net (Note 3)                                   (27)                  (8)                   0                    0
 Contract Owner Deaths                                       (1,548)                (866)                 (29)                   0
 Contract Owner Terminations                                 (3,607)                (482)                (161)                 (54)
 Policy Loans, Net                                           (1,513)                (369)                (199)                  (9)
 Cost of Insurance (Note 3)                                  (2,167)                 (65)                (121)                  (3)
 Policy Loan Processing Charges                                (249)                  14                  (11)                   2
 Transfers Among Investment Divisions                        (4,754)             (65,989)                (214)              (5,555)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                     (13,819)             (67,756)                (735)              (5,618)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                     (25,212)             (71,786)              (1,749)              (6,203)
Net Assets, Beginning Balance                               126,571               71,786                7,065                6,203
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $           101,359  $                 0  $             5,316  $                 0
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                              Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                        Global                                  Developing
                                                        Bond                 Basic               Capital             Small Cap
                                                        Focus                Value               Markets               Value
(In thousands)                                          Fund               V.I. Fund            V.I. Fund            V.I. Fund
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $                 6  $             3,987  $                35  $             2,071
 Mortality and Expense Charges (Note 3)                          (1)                (393)                 (22)                (146)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                    5                3,594                   13                1,925
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           (15)                (675)              (1,057)                (993)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  6                 (997)                 977                5,130
 Capital Gain Distributions (Note 2)                              0                  152                    0                   66
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                  (9)              (1,520)                 (80)               4,203
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       (4)               2,074                  (67)               6,128
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                   26                    5                   10
 Policy Loading, Net (Note 3)                                     0                   (4)                  (1)                  (2)
 Contract Owner Deaths                                          (14)              (1,092)                  (5)                (227)
 Contract Owner Terminations                                      0               (1,760)                (101)                (629)
 Policy Loans, Net                                                0               (1,237)                 (80)                (555)
 Cost of Insurance (Note 3)                                      (2)              (1,416)                 (69)                (676)
 Policy Loan Processing Charges                                   0                 (168)                  (7)                 (82)
 Transfers Among Investment Divisions                           (49)              13,658                  (28)              13,108
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         (65)               8,007                 (286)              10,947
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         (69)              10,081                 (353)              17,075
Net Assets, Beginning Balance                                   180               61,329                3,843               17,229
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $               111  $            71,410  $             3,490  $            34,304
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                              Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                            Balanced
                                                        Index               Capital              Global              American
                                                         500                 Focus               Growth              Balanced
(In thousands)                                        V.I. Fund               Fund              V.I. Fund            V.I. Fund
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $               276  $                 6  $                38  $                19
 Mortality and Expense Charges (Note 3)                        (182)                  (1)                 (31)                  (3)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   94                    5                    7                   16
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                          (829)                 (19)              (2,055)                  (2)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                             (3,618)                 (12)                 528                  (37)
 Capital Gain Distributions (Note 2)                              0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                              (4,447)                 (31)              (1,527)                 (39)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   (4,353)                 (26)              (1,520)                 (23)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    0                    0                    0
 Policy Loading, Net (Note 3)                                    (9)                   0                   (1)                   0
 Contract Owner Deaths                                         (368)                   0                 (350)                   0
 Contract Owner Terminations                                   (665)                   0                 (281)                 (12)
 Policy Loans, Net                                             (140)                  (9)                (318)                 (21)
 Cost of Insurance (Note 3)                                    (442)                  (3)                 (86)                 (15)
 Policy Loan Processing Charges                                 (46)                   0                  (10)                  (3)
 Transfers Among Investment Divisions                         1,741                 (317)                (935)                 809
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                          71                 (329)              (1,981)                 758
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      (4,282)                (355)              (3,501)                 735
Net Assets, Beginning Balance                                31,641                  355                7,070                    0
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $            27,359  $                 0  $             3,569  $               735
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                              Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                            Mercury           Merrill Lynch
                                                      Large Cap          International          Large Cap
                                                        Value                Value                Growth              Quasar
(In thousands)                                        V.I. Fund            V.I. Fund            V.I. Fund            Portfolio
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $                 5  $               374  $                 1  $                40
 Mortality and Expense Charges (Note 3)                          (3)                 (44)                 (17)                  (7)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                    2                  330                  (16)                  33
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           (34)              (1,214)                (275)                (339)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 48                 (165)                   2                  130
 Capital Gain Distributions (Note 2)                              0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                  14               (1,379)                (273)                (209)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       16               (1,049)                (289)                (176)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    1                    0                    0
 Policy Loading, Net (Note 3)                                     0                   (1)                   0                    0
 Contract Owner Deaths                                            0                 (118)                   0                    0
 Contract Owner Terminations                                      0                  (95)                 (91)                 (13)
 Policy Loans, Net                                               (8)                (131)                 (13)                 (16)
 Cost of Insurance (Note 3)                                     (17)                (154)                 (47)                 (18)
 Policy Loan Processing Charges                                  (3)                 (18)                  (3)                  (3)
 Transfers Among Investment Divisions                         1,361                5,938                   67                   45
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       1,333                5,422                  (87)                  (5)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       1,349                4,373                 (376)                (181)
Net Assets, Beginning Balance                                     0                3,915                3,650                1,291
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $             1,349  $             8,288  $             3,274  $             1,110
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                              Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                              MFS                                     AIM V.I.
                                                       Premier              Emerging               MFS                Premier
                                                       Growth                Growth              Research              Equity
(In thousands)                                        Portfolio              Series               Series                Fund
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $             1,958  $               904  $               859  $               379
 Mortality and Expense Charges (Note 3)                        (224)                 (94)                 (46)                (137)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                1,734                  810                  813                  242
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                        (1,849)              (2,517)                (174)                 (26)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                             (7,455)              (5,726)              (2,735)              (3,477)
 Capital Gain Distributions (Note 2)                              0                  111                  125                   49
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                              (9,304)              (8,132)              (2,784)              (3,454)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   (7,570)              (7,322)              (1,971)              (3,212)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       1                    0                    0                    1
 Policy Loading, Net (Note 3)                                   (10)                  (5)                  (1)                  (7)
 Contract Owner Deaths                                         (589)                (104)                 (60)                (399)
 Contract Owner Terminations                                   (759)                (197)                (153)                (587)
 Policy Loans, Net                                             (777)                (219)                (128)                (391)
 Cost of Insurance (Note 3)                                    (585)                (203)                (125)                (360)
 Policy Loan Processing Charges                                 (78)                 (28)                 (17)                 (42)
 Transfers Among Investment Divisions                          (868)              (1,987)                (301)                 189
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (3,665)              (2,743)                (785)              (1,596)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                     (11,235)             (10,065)              (2,756)              (4,808)
Net Assets, Beginning Balance                                41,967               21,986                8,912               24,500
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $            30,732  $            11,921  $             6,156  $            19,692
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                              Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                       AIM V.I.
                                                       Capital
                                                     Appreciation            2001                 2002                 2003
(In thousands)                                           Fund                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $               404  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (43)                 (27)                 (64)                (208)
 Transaction Charges (Note 3)                                     0                  (16)                 (36)                (125)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  361                  (43)                (100)                (333)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                        (1,433)              14,483                  580                2,766
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                             (1,035)             (14,289)                 (28)                 354
 Capital Gain Distributions (Note 2)                            107                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                              (2,361)                 194                  552                3,120
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   (2,000)                 151                  452                2,787
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    0                    0                    2
 Policy Loading, Net (Note 3)                                    (3)                   0                   (4)                  (2)
 Contract Owner Deaths                                          (50)                (155)                (176)                (714)
 Contract Owner Terminations                                   (158)                (120)                (606)              (1,206)
 Policy Loans, Net                                             (228)                 (37)                 (57)                (379)
 Cost of Insurance (Note 3)                                    (129)                 176                 (208)                (649)
 Policy Loan Processing Charges                                 (20)                  28                  (14)                 (67)
 Transfers Among Investment Divisions                          (414)             (37,741)               1,428                1,024
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (1,002)             (37,849)                 363               (1,991)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      (3,002)             (37,698)                 815                  796
Net Assets, Beginning Balance                                 9,135               37,698                9,595               35,050
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $             6,133  $                 0  $            10,410  $            35,846
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                              Divisions Investing In
                                                -----------------------------------------------------------------------------------


                                                        2004                 2005                 2006                 2007
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (49)                 (94)                 (40)                 (61)
 Transaction Charges (Note 3)                                   (30)                 (58)                 (22)                 (36)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (79)                (152)                 (62)                 (97)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           398                1,121                  216                  839
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                378                  378                  307                  (40)
 Capital Gain Distributions (Note 2)                              0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 776                1,499                  523                  799
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      697                1,347                  461                  702
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    3                    0                    0
 Policy Loading, Net (Note 3)                                     0                    0                   (1)                   0
 Contract Owner Deaths                                         (249)                (457)                (122)                (727)
 Contract Owner Terminations                                   (451)                (889)                (137)                (127)
 Policy Loans, Net                                              (90)                 200                  326                 (196)
 Cost of Insurance (Note 3)                                    (160)                (295)                (145)                (199)
 Policy Loan Processing Charges                                 (10)                 (29)                 (21)                 (21)
 Transfers Among Investment Divisions                           740                  480                  559                1,116
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (220)                (987)                 459                 (154)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         477                  360                  920                  548
Net Assets, Beginning Balance                                 8,259               16,348                5,622                9,866
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $             8,736  $            16,708  $             6,542  $            10,414
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                              Divisions Investing In
                                                ------------------------------------------------------------------------------------


                                                        2008                 2009                 2010                 2011
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (98)                 (49)                 (44)                 (16)
 Transaction Charges (Note 3)                                   (57)                 (29)                 (26)                 (10)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                 (155)                 (78)                 (70)                 (26)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                         1,234                1,056                1,029                  175
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                               (101)                (537)                (621)                 (62)
 Capital Gain Distributions (Note 2)                              0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               1,133                  519                  408                  113
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      978                  441                  338                   87
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       3                    0                    4                    0
 Policy Loading, Net (Note 3)                                    (2)                  (1)                  (1)                   0
 Contract Owner Deaths                                         (337)                 (81)                 (30)                (156)
 Contract Owner Terminations                                   (445)                (882)                (389)                   0
 Policy Loans, Net                                               58                  (71)                   4                  (86)
 Cost of Insurance (Note 3)                                    (305)                (180)                (121)                 (44)
 Policy Loan Processing Charges                                 (41)                 (30)                 (10)                  (3)
 Transfers Among Investment Divisions                           199                 (136)                (799)                 111
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (870)              (1,381)              (1,342)                (178)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         108                 (940)              (1,004)                 (91)
Net Assets, Beginning Balance                                16,237                9,076                7,228                2,832
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $            16,345  $             8,136  $             6,224  $             2,741
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                       Divisions Investing In
                                                --------------------------------------------------------------


                                                        2013                 2014                 2019
(In thousands)                                          Trust                Trust                Trust
                                                -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                          (7)                 (61)                 (17)
 Transaction Charges (Note 3)                                    (4)                 (37)                 (11)
                                                -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (11)                 (98)                 (28)
                                                -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           126                  364                  499
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                (81)                (132)                (595)
 Capital Gain Distributions (Note 2)                              0                    0                    0
                                                -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                  45                  232                  (96)
                                                -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       34                  134                 (124)
                                                -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    1                    0
 Policy Loading, Net (Note 3)                                     0                    0                    0
 Contract Owner Deaths                                            0                 (588)                   0
 Contract Owner Terminations                                    (60)                (899)                  (8)
 Policy Loans, Net                                              (11)                   0                  (83)
 Cost of Insurance (Note 3)                                     (15)                (193)                 (76)
 Policy Loan Processing Charges                                  (2)                 (29)                  (6)
 Transfers Among Investment Divisions                          (132)                (776)                 282
                                                -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (220)              (2,484)                 109
                                                -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                        (186)              (2,350)                 (15)
Net Assets, Beginning Balance                                 1,234               12,069                2,782
                                                -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $             1,048  $             9,719  $             2,767
                                                ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                              Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                          Intermediate            Core               Large Cap
                                                        Money              Government             Bond                 Core
                                                       Reserve                Bond               Strategy             Strategy
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $            21,781  $             9,384  $             4,836  $            17,509
 Mortality and Expense Charges (Note 3)                      (2,059)                (893)                (433)              (1,712)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                               19,722                8,491                4,403               15,797
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                             0               (3,637)              (2,042)              12,209
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  0               11,560                4,035             (109,587)
 Capital Gain Distributions (Note 2)                              0                    0                    0               53,024
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                   0                7,923                1,993              (44,354)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   19,722               16,414                6,396              (28,557)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     288                   23                  114                  134
 Policy Loading, Net (Note 3)                                   (68)                 (32)                 (22)                 (73)
 Contract Owner Deaths                                       (7,874)              (3,146)              (1,403)              (7,475)
 Contract Owner Terminations                                (21,579)              (5,283)              (3,993)              (7,736)
 Policy Loans, Net                                           (3,130)              (2,102)                (756)              (3,670)
 Cost of Insurance (Note 3)                                  (6,748)              (2,880)              (1,426)              (5,090)
 Policy Loan Processing Charges                              (1,013)                (256)                (152)                (480)
 Transfers Among Investment Divisions                        13,744               (9,134)              (5,836)              (6,368)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                     (26,380)             (22,810)             (13,474)             (30,758)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      (6,658)              (6,396)              (7,078)             (59,315)
Net Assets, Beginning Balance                               349,417              165,491               81,048              307,586
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $           342,759  $           159,095  $            73,970  $           248,271
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

                                                                              Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                     Fundamental            Balanced
                                                       Growth               Capital               High               Natural
                                                       Strategy             Strategy              Yield              Resources
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $            73,065  $            64,000  $             5,445  $               120
 Mortality and Expense Charges (Note 3)                      (2,699)              (6,682)                (321)                 (71)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                               70,366               57,318                5,124                   49
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                        18,159               15,652               (6,600)               1,988
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                           (149,770)            (242,423)              (1,552)               1,762
 Capital Gain Distributions (Note 2)                         29,592              110,431                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                            (102,019)            (116,340)              (8,152)               3,750
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                  (31,653)             (59,022)              (3,028)               3,799
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     247                  176                   26                    5
 Policy Loading, Net (Note 3)                                   (77)                (108)                 (15)                  (8)
 Contract Owner Deaths                                       (5,675)             (22,892)                (972)                (152)
 Contract Owner Terminations                                 (8,412)             (29,407)              (2,522)                (265)
 Policy Loans, Net                                           (6,576)             (15,568)              (1,059)                 416
 Cost of Insurance (Note 3)                                  (7,508)             (19,238)                (890)                (276)
 Policy Loan Processing Charges                                (753)              (1,678)                (106)                 (40)
 Transfers Among Investment Divisions                        24,798              (27,567)              (8,235)               2,576
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (3,956)            (116,282)             (13,773)               2,256
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                     (35,609)            (175,304)             (16,801)               6,055
Net Assets, Beginning Balance                               443,774            1,198,155               64,871                9,256
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $           408,165  $         1,022,851  $            48,070  $            15,311
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

                                                                              Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                       Global                                                      International
                                                      Allocation                             Utilities and             Equity
                                                       Strategy            Balanced             Telecom                Focus
(In thousands)                                        Portfolio            Portfolio           V.I. Fund               Fund
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $             5,609  $             2,171  $               234  $                62
 Mortality and Expense Charges (Note 3)                        (862)                (478)                 (41)                 (43)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                4,747                1,693                  193                   19
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                         1,754                1,550                  179                  311
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                            (33,861)             (10,823)              (3,170)              (2,088)
 Capital Gain Distributions (Note 2)                         13,006                6,376                2,514                  321
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                             (19,101)              (2,897)                (477)              (1,456)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                  (14,354)              (1,204)                (284)              (1,437)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      59                   31                    0                    2
 Policy Loading, Net (Note 3)                                   (50)                 (45)                  (1)                  (2)
 Contract Owner Deaths                                       (3,174)              (3,492)                   0                 (204)
 Contract Owner Terminations                                 (4,685)              (3,545)                (238)                (275)
 Policy Loans, Net                                           (1,501)                (664)                   5                 (105)
 Cost of Insurance (Note 3)                                  (2,486)              (1,387)                (116)                (114)
 Policy Loan Processing Charges                                (264)                (122)                  (9)                 (12)
 Transfers Among Investment Divisions                        (6,267)              (2,168)                 613                  894
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                     (18,368)             (11,392)                 254                  184
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                     (32,722)             (12,596)                 (30)              (1,253)
Net Assets, Beginning Balance                               159,293               84,382                7,095                7,456
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $           126,571  $            71,786  $             7,065  $             6,203
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

                                                                              Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                        Global                                  Developing
                                                        Bond                 Basic               Capital             Small Cap
                                                        Focus                Value               Markets               Value
(In thousands)                                          Fund               V.I. Fund            V.I. Fund            V.I. Fund
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $                11  $             2,889  $                45  $             2,870
 Mortality and Expense Charges (Note 3)                          (2)                (324)                 (33)                 (79)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                    9                2,565                   12                2,791
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           (29)              (1,462)                 437                1,856
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 14                1,931               (2,154)              (3,983)
 Capital Gain Distributions (Note 2)                              0                3,468                    0                  936
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 (15)               3,937               (1,717)              (1,191)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       (6)               6,502               (1,705)               1,600
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                   13                    5                    7
 Policy Loading, Net (Note 3)                                     0                   (6)                  (1)                  (3)
 Contract Owner Deaths                                            0               (1,379)                 (35)                (255)
 Contract Owner Terminations                                     (1)              (2,187)                 (48)                (916)
 Policy Loans, Net                                              (43)              (1,261)                (542)                (181)
 Cost of Insurance (Note 3)                                      (2)                (949)                 (79)                (326)
 Policy Loan Processing Charges                                   0                  (99)                  (7)                 (37)
 Transfers Among Investment Divisions                           (86)               4,325               (1,021)               7,949
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (132)              (1,543)              (1,728)               6,238
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                        (138)               4,959               (3,433)               7,838
Net Assets, Beginning Balance                                   318               56,370                7,276                9,391
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $               180  $            61,329  $             3,843  $            17,229
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

                                                                              Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                            Balanced                                  Mercury
                                                        Index               Capital              Global            International
                                                         500                 Focus               Growth                Value
(In thousands)                                        V.I. Fund              Fund               V.I. Fund            V.I. Fund
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $               336  $                 8  $               428  $                 0
 Mortality and Expense Charges (Note 3)                        (208)                  (2)                 (42)                 (23)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  128                    6                  386                  (23)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                         1,998                   (5)                 266                  192
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                             (5,603)                  12               (2,393)                  51
 Capital Gain Distributions (Note 2)                             13                    2                   64                   56
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                              (3,592)                   9               (2,063)                 299
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   (3,464)                  15               (1,677)                 276
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    0                    0                    0
 Policy Loading, Net (Note 3)                                    (9)                   0                   (2)                  (1)
 Contract Owner Deaths                                         (196)                   0                  (29)                 (28)
 Contract Owner Terminations                                   (355)                 (17)                (103)                (262)
 Policy Loans, Net                                            1,648                   (9)                (267)                 168
 Cost of Insurance (Note 3)                                    (522)                  (5)                (149)                 (57)
 Policy Loan Processing Charges                                 (53)                   0                  (17)                  (4)
 Transfers Among Investment Divisions                         2,472                  (78)               7,135                1,481
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       2,985                 (109)               6,568                1,297
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                        (479)                 (94)               4,891                1,573
Net Assets, Beginning Balance                                32,120                  449                2,179                2,342
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $            31,641  $               355  $             7,070  $             3,915
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

                                                                              Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                    Merrill Lynch                                                       MFS
                                                      Large Cap                                  Premier              Emerging
                                                        Growth              Quasar               Growth                Growth
(In thousands)                                        V.I. Fund            Portfolio            Portfolio              Series
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $                57  $                33  $             2,580  $             1,563
 Mortality and Expense Charges (Note 3)                         (25)                  (8)                (310)                (168)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   32                   25                2,270                1,395
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           127                 (146)               4,516                4,733
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                               (833)                (123)             (15,719)             (12,166)
 Capital Gain Distributions (Note 2)                              0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                (706)                (269)             (11,203)              (7,433)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                     (674)                (244)              (8,933)              (6,038)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    0                    1                    0
 Policy Loading, Net (Note 3)                                     0                    0                  (16)                 (10)
 Contract Owner Deaths                                         (252)                   0               (1,256)                (594)
 Contract Owner Terminations                                    (99)                (108)              (1,546)                (905)
 Policy Loans, Net                                              (64)                 (23)                (618)                (375)
 Cost of Insurance (Note 3)                                     (63)                 (24)                (763)                (425)
 Policy Loan Processing Charges                                  (3)                  (3)                 (83)                 (33)
 Transfers Among Investment Divisions                         1,599                1,003                3,568                7,718
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       1,118                  845                 (713)               5,376
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         444                  601               (9,646)                (662)
Net Assets, Beginning Balance                                 3,206                  690               51,613               22,648
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $             3,650  $             1,291  $            41,967  $            21,986
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

                                                                              Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                            AIM V.I.             AIM V.I.
                                                         MFS                Premier              Capital
                                                       Research              Equity            Appreciation            2000
(In thousands)                                          Series                Fund                 Fund                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $               596  $             1,124  $               262  $                 0
 Mortality and Expense Charges (Note 3)                         (60)                (175)                 (62)                 (13)
 Transaction Charges (Note 3)                                     0                    0                    0                   (7)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  536                  949                  200                  (20)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           471                1,700                1,316                3,441
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                             (1,507)              (7,139)              (3,423)              (3,333)
 Capital Gain Distributions (Note 2)                              0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                              (1,036)              (5,439)              (2,107)                 108
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                     (500)              (4,490)              (1,907)                  88
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    1                    0                    0
 Policy Loading, Net (Note 3)                                    (3)                 (11)                  (6)                  (1)
 Contract Owner Deaths                                         (292)                (509)                 (81)                (302)
 Contract Owner Terminations                                   (268)                (789)                (258)                (198)
 Policy Loans, Net                                             (358)                (557)                 (94)                   8
 Cost of Insurance (Note 3)                                    (160)                (431)                (191)                  80
 Policy Loan Processing Charges                                 (17)                 (38)                 (21)                  14
 Transfers Among Investment Divisions                         2,031                5,658                6,231              (19,434)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         933                3,324                5,580              (19,833)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         433               (1,166)               3,673              (19,745)
Net Assets, Beginning Balance                                 8,479               25,666                5,462               19,745
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $             8,912  $            24,500  $             9,135  $                 0
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

                                                                              Divisions Investing In
                                                -----------------------------------------------------------------------------------


                                                        2001                 2002                 2003                 2004
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                        (223)                 (57)                (196)                 (44)
 Transaction Charges (Note 3)                                  (133)                 (32)                (117)                 (27)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                 (356)                 (89)                (313)                 (71)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                         3,473                  328                2,945                  220
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                             (1,068)                 398                  504                  648
 Capital Gain Distributions (Note 2)                              0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               2,405                  726                3,449                  868
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    2,049                  637                3,136                  797
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       3                    0                   21                    0
 Policy Loading, Net (Note 3)                                    (6)                  (6)                  (2)                  (2)
 Contract Owner Deaths                                         (438)                   0                 (364)                   0
 Contract Owner Terminations                                   (957)                (304)              (1,729)                 (99)
 Policy Loans, Net                                             (504)                (166)                (269)                 (28)
 Cost of Insurance (Note 3)                                    (774)                (185)                (666)                (143)
 Policy Loan Processing Charges                                 (71)                 (14)                 (69)                 (10)
 Transfers Among Investment Divisions                        (2,006)               1,349                  125                  765
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (4,753)                 674               (2,953)                 483
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      (2,704)               1,311                  183                1,280
Net Assets, Beginning Balance                                40,402                8,284               34,867                6,979
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $            37,698  $             9,595  $            35,050  $             8,259
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

                                                                              Divisions Investing In
                                                -----------------------------------------------------------------------------------


                                                        2005                 2006                 2007                 2008
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (89)                 (35)                 (59)                 (94)
 Transaction Charges (Note 3)                                   (56)                 (19)                 (35)                 (55)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                 (145)                 (54)                 (94)                (149)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                         1,760                  212                1,370                2,113
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                275                  575                  218                  669
 Capital Gain Distributions (Note 2)                              0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               2,035                  787                1,588                2,782
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    1,890                  733                1,494                2,633
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     (18)                   0                    0                    3
 Policy Loading, Net (Note 3)                                    (1)                  (4)                   0                   (1)
 Contract Owner Deaths                                         (599)                   0                 (269)                (142)
 Contract Owner Terminations                                   (570)                 (87)                (541)              (1,284)
 Policy Loans, Net                                             (118)                (299)                 (88)                (210)
 Cost of Insurance (Note 3)                                    (309)                (127)                (209)                (333)
 Policy Loan Processing Charges                                 (28)                 (17)                 (21)                 (41)
 Transfers Among Investment Divisions                          (220)                (277)                (981)              (1,374)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (1,863)                (811)              (2,109)              (3,382)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                          27                  (78)                (615)                (749)
Net Assets, Beginning Balance                                16,321                5,700               10,481               16,986
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $            16,348  $             5,622  $             9,866  $            16,237
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

                                                                              Divisions Investing In
                                                ------------------------------------------------------------------------------------


                                                        2009                 2010                 2011                 2013
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (48)                 (40)                 (14)                  (7)
 Transaction Charges (Note 3)                                   (29)                 (23)                  (8)                  (4)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (77)                 (63)                 (22)                 (11)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           504                  202                   60                   52
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              1,105                1,188                  458                  214
 Capital Gain Distributions (Note 2)                              0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               1,609                1,390                  518                  266
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    1,532                1,327                  496                  255
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    3                    0                    0
 Policy Loading, Net (Note 3)                                    (1)                  (2)                   0                    0
 Contract Owner Deaths                                           (3)                   0                    0                    0
 Contract Owner Terminations                                   (101)                (127)                   0                    0
 Policy Loans, Net                                               80                 (196)                  11                  153
 Cost of Insurance (Note 3)                                    (187)                (109)                 (47)                 (17)
 Policy Loan Processing Charges                                 (32)                 (12)                  (5)                  (3)
 Transfers Among Investment Divisions                          (369)                 698                  981                 (186)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (613)                 255                  940                  (53)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         919                1,582                1,436                  202
Net Assets, Beginning Balance                                 8,157                5,646                1,396                1,032
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $             9,076  $             7,228  $             2,832  $             1,234
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

                                                          Divisions Investing In
                                                -----------------------------------------


                                                        2014                 2019
(In thousands)                                          Trust                Trust
                                                -------------------- --------------------
Investment Income (Loss):
 Ordinary Dividends (Note 2)                    $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (71)                 (17)
 Transaction Charges (Note 3)                                   (43)                 (10)
                                                -------------------- --------------------
  Net Investment Income (Loss)                                 (114)                 (27)
                                                -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                          (164)                 283
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              3,326                  586
 Capital Gain Distributions (Note 2)                              0                    0
                                                -------------------- --------------------
 Net Gain (Loss) on Investments                               3,162                  869
                                                -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    3,048                  842
                                                -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       2                    0
 Policy Loading, Net (Note 3)                                    (2)                   0
 Contract Owner Deaths                                         (422)                   0
 Contract Owner Terminations                                 (1,154)                  (8)
 Policy Loans, Net                                             (185)                 (88)
 Cost of Insurance (Note 3)                                    (225)                 (36)
 Policy Loan Processing Charges                                 (35)                  (2)
 Transfers Among Investment Divisions                        (3,371)              (2,735)
                                                -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (5,392)              (2,869)
                                                -------------------- --------------------

Total Increase (Decrease) in Net Assets                      (2,344)              (2,027)
Net Assets, Beginning Balance                                14,413                4,809
                                                -------------------- --------------------
Net Assets, Ending Balance                      $            12,069  $             2,782
                                                ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   Merrill   Lynch  Life  Variable  Life  Separate   Account   II
   ("Account"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), was established to support Merrill Lynch Life's operations with respect to certain variable life insurance contracts ("Contracts"). The Account is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of thirty-seven investment divisions (thirty-nine during the year). The investment divisions are as follows:

   - Merrill Lynch Series Fund, Inc.: Nine of the investment divisions each invest in the shares of a single mutual fund portfolio of the Merrill Lynch Series Fund, Inc. ("Merrill Series Fund"). The investment advisor to the funds of the Merrill Series Fund is Merrill Lynch Investment Managers, L.P. ("MLIM"), an indirect subsidiary of Merrill Lynch & Co. Effective May 1, 2002, the Capital Stock Portfolio was renamed the Large Cap Core Strategy Portfolio.
   - Merrill Lynch Variable Series Funds, Inc.: Eight of the investment divisions (nine during the year) each invest in the shares of a single mutual fund portfolio of the Merrill Lynch Variable Series Funds, Inc.("Merrill Variable Funds"). The investment advisor to the funds of the Merrill Variable Funds is MLIM. Effective May 1, 2002, (i) the Utilities and Telecommunications Focus Fund was renamed Utilities and Telecommunications V.I. Fund, (ii) the Basic Value Focus Fund was renamed Basic Value V.I. Fund, (iii) the Developing Capital Markets Focus Fund was renamed Developing Capital Markets V.I. Fund, (iv) the Small Cap Value Focus Fund was renamed Small Cap Value V.I. Fund, (v) the Index 500 Fund was renamed Index 500 V.I. Fund, (vi) the Global Growth Focus Fund was renamed Global Growth V.I. Fund, (vii) the American Balanced Fund was renamed American Balanced V.I. Fund and (viii) the Large Cap Value Focus Fund was renamed Large Cap Value V.I. Fund. Effective following the close of business on April 30, 2002, the Global Bond Focus Fund was liquidated and substituted into the Core Bond Strategy Portfolio.
   - Mercury Variable Trust: One of the investment divisions invests in the shares of a single mutual fund portfolio of the Mercury Variable Trust ("Mercury Trust"). The investment advisor to the fund of the Mercury Trust is Mercury Advisors, a division of MLIM. Effective May 1, 2002, the Mercury HW International Value VIP Portfolio was renamed Mercury International Value V.I. Fund.
   - Mercury V.I. Funds, Inc.: One of the investment divisions invests in the shares of a single mutual fund portfolio of the Mercury V.I. Funds, Inc. ("Mercury Funds"). The investment advisor to the fund of the Mercury Funds is Fund Asset Management, L.P., an indirect subsidiary of Merrill Lynch & Co. Effective May 1, 2002, the Large Cap Growth Focus Fund was renamed the Merrill Lynch Large Cap Growth V.I. Fund.
   - Alliance Variable Products Series Fund, Inc.: Two of the investment divisions invests in the shares of a single mutual fund portfolio of the Alliance Variable Products Series Fund, Inc. ("Alliance Variable Fund"). The investment advisor to the funds of the Alliance Variable Fund is Alliance Capital Management L.P.
   - MFS Variable Insurance Trust:Two of the investment divisions each invest in the shares of a single mutual fund portfolio of the MFS Variable Insurance Trust ("MFS Variable Trust"). The investment advisor to the funds of the MFS Variable Trust is Massachusetts Financial Services Company.
   - AIM Variable Insurance Funds:Two of the investment divisions each invest in the shares of a single mutual fund portfolio of the AIM Variable Insurance Funds ("AIM Variable Funds"). The investment advisor to the funds of the AIM Variable Funds is AIM Advisors, Inc. Effective May 1, 2002, the AIM V.I.Value Fund was renamed the AIM V.I. Premier Equity Fund.
   - The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities, Series A through L: Twelve of the investment divisions(thirteen during the year) each invest in the units of a single trust of the Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities, Series A through L ("Merrill Zero Trusts"). Each trust of the Merrill Zero Trusts consists of Stripped Treasury Securities with a fixed maturity date and a Treasury Note deposited to provide income to pay expenses of the trust. Merrill Zero Trusts are sponsored by Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch & Co. The 2002 Trust matured February 15, 2002, the 2001 Trust matured on February 15, 2001 and the 2000 Trust matured on February 15, 2000.

   The assets of the Account are registered in the name of Merrill Lynch Life. The portion of the Account's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   The change in net assets accumulated in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits
   (without regard to the minimum death benefit guarantee) and other Contract benefits.

2. SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable life separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares/units held in the underlying funds/trusts, which value their investments at market value. Dividend income includes ordinary dividends and capital gain distributions and is recognized on the ex-dividend date. All dividends are automatically reinvested. Realized gains and losses on the sales of investments are computed on the first in first out method. Investment transactions are recorded on the trade date.

   The operations of the Account are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge the Account for any Federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable life insurance contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred that is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

3. CHARGES AND FEES

   Merrill Lynch Life assumes mortality and expense risks related to Contracts investing in the Account and deducts daily charges to cover these risks. The daily charges vary by Contract as follows:

   - Directed Life 100L,  200D, 7Pay and Prime Plan I - IV charge
     0.5% (on an annual basis) of the net assets for Contract owners.

   - Prime Plan V charges 0.6% ( on an annual basis) of the net assets for Contract owners.

   - Directed Life 2 and Prime Plan VI charge 0.75% (on an annual basis) of the net assets for Contract owners.

   - Prime Plan VII and Prime Plan Investor charge 0.9% (on an annual basis) of the net assets for Contract owners.

   Merrill Lynch Life makes certain deductions from each premium. For certain Contracts, the deductions are made before the premium is allocated to the Account. For other Contracts, the deductions are taken in equal installments on the first through the tenth Contract anniversaries. The deductions are for (1) premiums for optional benefits (2) additional premiums for extra mortality risks, (3) sales load, (4) administrative expenses, (5) state premium taxes and (6) a risk charge for the guaranteed minimum death benefit.

   In addition, the cost of providing life insurance coverage for the insureds is deducted on the dates specified by the Contract. This cost will vary dependent upon the insured's underwriting class, sex (except where unisex rates are required by state law), attained age of each insured and the Contract's net amount at risk.

   Merrill Lynch Life pays all transaction charges to MLPF&S on the sale of Merrill Zero Trust units to the Account. Merrill Lynch Life deducts a daily asset charge against the assets of each trust for the reimbursement of these transaction charges. The asset charge is equivalent to an effective annual rate of 0.34% (annually at the beginning of the year) of the net assets for Contract owners.


4.UNIT VALUES

  The following is a summary of unit values and units outstanding for the variable life insurance contracts. Information shown includes investment income  (excluding distributions of capital gains) and  the annualized contract expenses of the separate account, as a  percentage of average  net assets, excluding  expenses of  the underlying funds and charges made  directly to contract  owner  accounts through the  redemption of units for each of the five years in the period ended  December 31, or a lesser time period, if applicable. The recognition of  investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests. The investment income ratio is  calculated on a prospective basis and is presented for the years 2002, 2001 and 2000. Total return calculations represent  the one year total return (or lesser period, if applicable) and do not reflect the cost of insurance charge.

  (In thousands, except unit values)

  Money Reserve Portfolio
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002          8,680 $    34.26 $      37.46 $      320,070     1.46 %     2.63 %      0.50 %     0.90 %      0.76 %    1.17 %
      2001          9,511      34.00        37.02        346,787     3.54       6.36        0.50       0.90        3.22      3.65
      2000          9,742      32.94        35.72        342,759     5.84       6.24        0.50       0.90        5.29      5.71
      1999         10,490      31.29        33.79        349,417                            0.50       0.90        4.08      4.50
      1998         11,592      30.06        32.33        369,763                            0.50       0.90        4.48      4.90

  Intermediate Government Bond Portfolio
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002          2,763 $    59.35 $      64.88 $      176,261     3.92 %     7.06 %      0.50 %     0.90 %      8.82 %    9.26 %
      2001          2,816      54.54        59.38        164,659     4.80       8.64        0.50       0.90        5.97      6.40
      2000          2,892      51.47        55.81        159,095     5.81       6.12        0.50       0.90       10.64     11.08
      1999          3,340      46.52        50.24        165,491                            0.50       0.90       -2.14     -1.74
      1998          3,723      47.54        51.13        187,751                            0.50       0.90        7.96      8.40


  Core Bond Strategy Portfolio
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002          1,247 $    67.15 $      73.40 $       89,944     4.11 %     7.40 %      0.50 %     0.90 %      8.96 %    9.40 %
      2001          1,219      61.62        67.09         80,276     4.73       8.52        0.50       0.90        6.85      7.29
      2000          1,202      57.67        62.54         73,970     5.08       6.50        0.50       0.90        8.59      9.03
      1999          1,434      53.11        57.36         81,048                            0.50       0.90       -3.23     -2.83
      1998          1,562      54.88        59.03         90,930                            0.50       0.90        7.48      7.91


4.UNIT VALUES (continued)

  Large Cap Core Strategy Portfolio
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002          1,800 $    70.51 $      77.08 $      136,351     0.69 %     1.24 %      0.50 %     0.90 %    -19.48 %  -19.15 %
      2001          2,107      87.57        95.34        197,579     0.75       1.36        0.50       0.90      -10.78    -10.42
      2000          2,369      98.15       106.43        248,271     5.76       5.95        0.50       0.90      -10.68    -10.31
      1999          2,631     109.89       118.67        307,586                            0.50       0.90       30.45     30.98
      1998          2,832      84.24        90.60        252,883                            0.50       0.90       14.52     14.98

  Fundamental Growth Strategy Portfolio
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002          2,692 $    58.13 $      63.55 $      168,294     0.33 %     0.59 %      0.50 %     0.90 %    -29.12 %  -28.83 %
      2001          3,208      82.01        89.29        281,875     0.44       0.78        0.50       0.90      -19.55    -19.22
      2000          3,748     101.94       110.54        408,165    15.19      15.85        0.50       0.90       -7.22     -6.85
      1999          3,795     109.87       118.66        443,774                            0.50       0.90       37.74     38.30
      1998          3,812      79.77        85.80        322,468                            0.50       0.90       36.94     37.49

  Balanced Capital Strategy Portfolio
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002         16,793 $    39.73 $      42.68 $      705,678     2.41 %     4.34 %      0.50 %     0.90 %    -13.68 %  -13.33 %
      2001         19,122      46.03        49.25        928,035     1.99       3.58        0.50       0.90       -7.60     -7.22
      2000         19,533      49.82        53.08      1,022,851     5.50       5.63        0.50       0.90       -5.77     -5.39
      1999         21,630      52.87        56.10      1,198,155                            0.50       0.90       19.13     19.61
      1998         24,190      44.38        46.91      1,121,276                            0.50       0.90        9.83     10.28

  High Yield Portfolio
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002          1,535 $    27.98 $      29.93 $       45,257     8.24 %    14.82 %      0.50 %     0.90 %     -4.34 %   -3.95 %
      2001          1,475      29.25        31.17         45,329     9.08      16.34        0.50       0.90        0.78      1.19
      2000          1,581      29.02        30.80         48,070     8.84      10.20        0.50       0.90       -5.99     -5.61
      1999          2,011      30.87        32.63         64,871                            0.50       0.90        4.63      5.06
      1998          2,540      29.50        31.06         78,009                            0.50       0.90       -6.04     -5.66


4.UNIT VALUES (continued)

  Natural Resources Portfolio
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002            884 $    12.58 $      13.40 $       11,707     0.53 %     0.96 %      0.50 %     0.90 %      1.46 %    1.87 %
      2001            935      12.40        13.15         12,161     0.65       1.16        0.50       0.90      -10.20     -9.83
      2000          1,066      13.81        14.58         15,311     0.89       1.13        0.50       0.90       39.17     39.73
      1999            898       9.92        10.44          9,256                            0.50       0.90       24.37     24.88
      1998          1,069       7.98         8.36          8,840                            0.50       0.90      -14.34    -14.00

  Global Allocation Strategy Portfolio
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002          3,176 $    24.47 $      26.06 $       81,538     3.18 %     5.73 %      0.50 %     0.90 %     -8.84 %   -8.47 %
      2001          3,609      26.84        28.47        101,359     1.51       2.73        0.50       0.90       -9.26     -8.89
      2000          4,104      29.58        31.24        126,571     3.74       3.91        0.50       0.90      -10.08     -9.71
      1999          4,659      32.90        34.60        159,293                            0.50       0.90       20.06     20.55
      1998          5,532      27.40        28.71        157,069                            0.50       0.90        8.51      8.95

  Balanced Portfolio
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002                                                    Division was not available
      2001                                                 Division closed during the year
      2000          2,223 $    31.08 $      32.71 $       71,786     2.52 %     2.83 %      0.50 %     0.90 %     -1.99 %   -1.60 %
      1999          2,570      31.71        33.24         84,382                            0.50       0.90        7.58      8.01
      1998          2,853      29.48        30.78         86,877                            0.50       0.90       12.43     12.89

  Utilities and Telecommunications  V.I. Fund
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002            241 $    14.95 $      15.48 $        3,704     3.18 %     5.72 %      0.50 %     0.90 %    -19.50 %  -19.17 %
      2001            279      18.57        19.15          5,316     5.77      10.38        0.50       0.90      -14.79    -14.45
      2000            317      21.79        22.39          7,065     2.86       3.41        0.50       0.90       -3.59     -3.20
      1999            308      22.60        23.13          7,095                            0.50       0.90       11.62     12.07
      1998            299      20.39        20.64          6,162                            0.50       0.75       23.13     23.44


4.UNIT VALUES (continued)

  International Equity Focus Fund
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002                                                    Division was not available
      2001                                                 Division closed during the year
      2000            498 $    12.19 $      12.52 $        6,203     0.45 %     0.91 %      0.50 %     0.90 %    -18.02 %  -17.69 %
      1999            493      14.87        15.21          7,456                            0.50       0.90       36.39     36.94
      1998            596      10.90        11.11          6,584                            0.50       0.90        6.83      7.27

  Global Bond Focus Fund
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002                                                 Division closed during the year
      2001              9 $    12.12 $      12.26 $          111     3.39 %     4.24 %      0.60 %     0.75 %     -3.93 %   -3.78 %
      2000             14      12.61        12.74            180     3.64       4.80        0.60       0.75       -0.38     -0.23
      1999             25      12.66        12.77            318                            0.60       0.75       -8.87     -8.73
      1998            172      13.80        13.99          2,410                            0.60       0.90       11.61     11.95

  Basic Value V.I. Fund
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002          2,352 $    22.66 $      23.47 $       54,821     0.86 %     1.55 %      0.50 %     0.90 %    -18.51 %  -18.18 %
      2001          2,504      27.81        28.69         71,410     5.08       9.14        0.50       0.90        3.31      3.73
      2000          2,230      26.92        27.65         61,329     4.68       5.18        0.50       0.90       11.64     12.09
      1999          2,296      24.11        24.67         56,370                            0.50       0.90       20.03     20.51
      1998          1,928      20.09        20.47         39,305                            0.50       0.90        8.46      8.90

  Developing Capital Markets V.I. Fund
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002            452 $     6.82 $       7.07 $        3,177     0.30 %     0.55 %      0.50 %     0.90 %    -11.05 %  -10.69 %
      2001            444       7.67         7.91          3,490     0.78       1.41        0.50       0.90        0.55      0.96
      2000            493       7.63         7.84          3,843     0.72       0.82        0.50       0.90      -29.33    -29.05
      1999            661      10.80        11.05          7,276                            0.50       0.90       64.03     64.70
      1998            385       6.58         6.71          2,576                            0.50       0.90      -30.02    -29.74


4.UNIT VALUES (continued)

  Small Cap Value V.I. Fund
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002          1,149 $    22.59 $      23.40 $       26,632     0.00 %     0.00 %      0.50 %     0.90 %    -24.45 %  -24.14 %
      2001          1,117      29.90        30.84         34,304     7.10      12.77        0.50       0.90       28.71     29.23
      2000            725      23.23        23.86         17,229    19.62      22.01        0.50       0.90       13.72     14.18
      1999            450      20.43        20.90          9,391                            0.50       0.90       32.94     33.48
      1998            494      15.37        15.66          7,705                            0.50       0.90       -7.34     -6.97


  Index 500 V.I. Fund
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002          1,710 $    12.17 $      12.47 $       21,166     1.06 %     1.91 %      0.50 %     0.90 %    -23.10 %  -22.79 %
      2001          1,706      15.82        16.15         27,359     0.76       1.36        0.50       0.90      -13.07    -12.72
      2000          1,719      18.20        18.43         31,641     0.97       1.02        0.60       0.90      -10.18     -9.91
      1999          1,571      20.27        20.46         32,120                            0.60       0.90       19.41     19.78
      1998            978      16.97        17.08         16,676                            0.60       0.90       27.12     27.51

  Balanced Capital Focus Fund
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002                                                    Division was not available
      2001                                                 Division closed during the year
      2000             32 $    10.99 $      11.03 $          355     2.22 %    10.47 %      0.60 %     0.75 %      5.63 %    5.79 %
      1999             43      10.43        10.43            449                            0.60       0.60       -2.20     -2.20

  Global Growth V.I. Fund
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002            300 $     6.81 $       6.93 $        2,067     0.09 %     0.16 %      0.50 %     0.90 %    -28.39 %  -28.10 %
      2001            372       9.50         9.64          3,569     0.62       1.11        0.50       0.90      -23.73    -23.42
      2000            564      12.46        12.56          7,070     5.09       6.64        0.60       0.90      -15.76    -15.51
      1999            147      14.79        14.86          2,179                            0.60       0.90       69.39     67.78


4.UNIT VALUES (continued)

  American Balanced V.I. Fund
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002             19 $    22.58 $      22.64 $          427     2.11 %     2.64 %      0.60 %     0.75 %    -14.33 %  -14.20 %
      2001             28      26.36        26.39            735     3.46       4.33        0.60       0.75       -2.80     -2.70

  Large Cap Value V.I. Fund
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002            416 $     8.89 $       8.92 $        3,706     0.62 %     0.92 %      0.50 %     0.75 %    -13.27 %  -13.05 %
      2001            132      10.25        10.26          1,349     0.91       1.36        0.50       0.75       -1.28     -1.12


  Mercury International Value V.I. Fund
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002            862 $     8.85 $       9.01 $        7,740     2.94 %     5.29 %      0.50 %     0.90 %    -12.34 %  -11.98 %
      2001            812      10.09        10.24          8,288     4.26       7.67        0.50       0.90      -13.69    -13.34
      2000            332      11.69        11.79          3,915     0.00       0.00        0.60       0.90        1.94      2.25
      1999            204      11.47        11.53          2,342                            0.60       0.90       15.84     16.17

  Merrill Lynch Large Cap Growth V.I. Fund
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002            832 $     6.84 $       6.94 $        5,738     0.00 %     0.00 %      0.50 %     0.90 %    -24.08 %  -23.77 %
      2001            361       9.01         9.10          3,274     0.03       0.05        0.50       0.90      -10.15     -9.87
      2000            362      10.03        10.07          3,650     1.29       1.47        0.60       0.90      -16.70    -16.45
      1999            266      12.04        12.06          3,206                            0.60       0.90       34.91     35.26


4.UNIT VALUES (continued)

  Quasar Portfolio
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002            149 $     5.58 $       5.69 $          843     0.00 %     0.00 %      0.50 %     0.90 %    -32.38 %  -32.11 %
      2001            133       8.30         8.38          1,110     3.06       4.59        0.50       0.75      -13.41    -13.19
      2000            135       9.58         9.62          1,291     2.28       2.70        0.60       0.75       -6.79     -6.65
      1999             67      10.28        10.31            690                            0.60       0.75       20.63     20.79

  Premier Growth Portfolio
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002          1,527 $    11.89 $      12.19 $       18,455     0.00 %     0.00 %      0.50 %     0.90 %    -31.27 %  -30.99 %
      2001          1,751      17.31        17.66         30,732     4.37       7.87        0.50       0.90      -17.96    -17.62
      2000          1,968      21.09        21.35         41,967     5.15       5.27        0.60       0.90      -17.33    -17.08
      1999          2,007      25.51        25.75         51,613                            0.60       0.90       31.12     31.52
      1998          1,132      19.46        19.58         22,166                            0.60       0.90       46.64     47.08

  MFS Emerging Growth Series
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002            636 $     9.54 $       9.77 $        6,158     0.00 %     0.00 %      0.50 %     0.90 %    -34.36 %  -34.09 %
      2001            809      14.53        14.83         11,921     4.82       8.67        0.50       0.90      -34.09    -33.82
      2000            986      22.04        22.31         21,986     5.51       6.30        0.60       0.90      -20.33    -20.09
      1999            812      27.67        27.92         22,648                            0.60       0.90       75.13     75.65
      1998            430      15.80        15.90          6,831                            0.60       0.90       32.95     33.36

  MFS Research Series
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002            432 $     9.94 $      10.18 $        4,375     0.23 %     0.41 %      0.50 %     0.90 %    -25.22 %  -24.91 %
      2001            457      13.29        13.56          6,156     9.28      16.70        0.50       0.90      -21.96    -21.64
      2000            518      17.03        17.24          8,912     5.80       6.77        0.60       0.90       -5.70     -5.42
      1999            466      18.06        18.23          8,479                            0.60       0.90       22.93     23.30
      1998            347      14.69        14.78          5,110                            0.60       0.90       22.28     22.65


4.UNIT VALUES (continued)

  AIM V.I. Premier Equity Fund
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002            965 $    10.76 $      11.03 $       10,565     0.24 %     0.44 %      0.50 %     0.90 %    -30.89 %  -30.61 %
      2001          1,248      15.57        15.89         19,692     1.38       2.49        0.50       0.90      -13.35    -13.00
      2000          1,349      17.97        18.19         24,500     3.63       4.14        0.60       0.90      -15.41    -15.16
      1999          1,198      21.24        21.44         25,666                            0.60       0.90       28.73     29.12
      1998            508      16.50        16.60          8,435                            0.60       0.90       31.21     31.61

  AIM V.I. Capital Appreciation Fund
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002            375 $     9.62 $       9.85 $        3,658     0.00 %     0.00 %      0.50 %     0.90 %    -25.04 %  -24.73 %
      2001            471      12.83        13.09          6,133     4.69       8.45        0.50       0.90      -23.98    -23.66
      2000            535      16.87        17.08          9,135     2.63       2.96        0.60       0.90      -11.71    -11.44
      1999            283      19.11        19.29          5,462                            0.60       0.90       43.31     43.75
      1998            149      13.33        13.42          1,998                            0.60       0.90       18.23     18.59

  1999 Trust
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002                                                    Division was not available
      2001                                                    Division was not available
      2000                                                    Division was not available
      1999                                                 Division matured during this year
      1998            976 $    21.41 $      22.27 $       21,530                            0.84 %     1.24 %      4.55 %    4.80 %

  2000 Trust
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002                                                    Division was not available
      2001                                                    Division was not available
      2000                                                 Division matured during this year
      1999            899 $    21.23 $      22.08 $       19,745                            0.84 %     1.24 %      3.22 %    3.64 %
      1998            920      20.57        21.31         19,484                            0.84       1.24        5.73      6.16


4.UNIT VALUES (continued)

  2001 Trust
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002                                                    Division was not available
      2001                                                 Division matured during this year
      2000            725 $    49.30 $      52.60 $       37,678     0.00 %     0.00 %      0.84 %     1.24 %      5.04 %    5.47 %
      1999            819      46.93        49.88         40,402                            0.84       1.24        1.77      2.18
      1998            914      46.12        48.81         44,100                            0.84       1.24        6.77      7.20

  2002 Trust
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002                                                 Division matured during this year
      2001            529 $    19.09 $      19.85 $       10,410     0.00 %     0.00 %      0.84 %     1.24 %      4.13 %    4.56 %
      2000            510      18.33        18.99          9,595     0.00       0.00        0.84       1.24        6.58      7.01
      1999            472      17.20        17.74          8,284                            0.84       1.24       -0.09      0.32
      1998            513      17.21        17.69          8,986                            0.84       1.24        8.04      8.48

  2003 Trust
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002            379 $    88.51 $      95.47 $       35,745     0.00 %     0.00 %      0.84 %     1.24 %      2.36 %    2.77 %
      2001            390      86.47        92.90         35,846     0.00       0.00        0.84       1.24        7.54      7.98
      2000            412      80.41        86.03         35,050     0.00       0.00        0.84       1.24        9.08      9.53
      1999            448      73.71        78.55         34,867                            0.84       1.24       -2.89     -2.50
      1998            508      75.91        80.56         40,477                            0.84       1.24        9.88     10.32

  2004 Trust
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002            411 $    18.07 $      18.47 $        7,563     0.00 %     0.00 %      0.84 %     1.09 %      4.19 %    4.46 %
      2001            497      17.34        17.68          8,736     0.00       0.00        0.84       1.09        8.12      8.40
      2000            509      16.04        16.31          8,259     0.00       0.00        0.84       1.09       10.11     10.39
      1999            474      14.56        14.78          6,979                            0.84       1.09       -3.59     -3.35
      1998            405      15.11        15.29          6,169                            0.84       1.09       10.47     10.75


4.UNIT VALUES (continued)

  2005 Trust
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002            235 $    70.80 $      76.17 $       17,836     0.00 %     0.00 %      0.84 %     1.24 %      7.43 %    7.87 %
      2001            238      65.90        70.61         16,708     0.00       0.00        0.84       1.24        7.96      8.16
      2000            253      61.18        65.28         16,348     0.00       0.00        0.84       1.24       11.73     12.19
      1999            282      54.75        58.19         16,321                            0.84       1.24       -5.33     -4.95
      1998            330      57.84        61.22         20,060                            0.84       1.24       11.18     11.63

  2006 Trust
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002            147 $    40.82 $      43.68 $        6,324     0.00 %     0.00 %      0.84 %     1.24 %      9.75 %   10.20 %
      2001            168      37.19        39.64          6,542     0.00       0.00        0.84       1.24        7.72      7.86
      2000            156      34.63        36.75          5,622     0.00       0.00        0.84       1.24       13.64     14.10
      1999            180      30.47        32.21          5,700                            0.84       1.24       -7.14     -6.77
      1998            182      32.81        34.55          6,223                            0.84       1.24       12.60     13.06

  2007 Trust
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002            240 $    44.81 $      47.76 $       11,333     0.00 %     0.00 %      0.84 %     1.24 %     12.12 %   12.58 %
      2001            248      39.96        42.42         10,414     0.00       0.00        0.84       1.24        6.62      7.06
      2000            252      37.48        39.62          9,866     0.00       0.00        0.84       1.24       15.45     15.92
      1999            310      32.46        34.18         10,481                            0.84       1.24       -8.49     -8.12
      1998            356      35.48        37.20         13,082                            0.84       1.24       13.39     13.85

  2008 Trust
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002            390 $    43.00 $      45.64 $       17,633     0.00 %     0.00 %      0.84 %     1.24 %     14.24 %   14.71 %
      2001            415      37.64        39.79         16,345     0.00       0.00        0.84       1.24        5.79      6.22
      2000            438      35.58 $      37.46         16,237     0.00       0.00        0.84       1.24       17.26 %   17.73
      1999            539      30.34        31.81         16,986                            0.84       1.24       -9.99     -9.62
      1998            605      33.71        35.20         21,135                            0.84       1.24       14.14     14.61


4.UNIT VALUES (continued)

  2009 Trust
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002            157 $    39.19 $      41.43 $        6,411     0.00 %     0.00 %      0.84 %     1.24 %     15.87 %   16.34 %
      2001            231      33.82        35.61          8,136     0.00       0.00        0.84       1.24        4.77      5.20
      2000            270      32.28        33.85          9,076     0.00       0.00        0.84       1.24       18.84     19.33
      1999            290      27.16        28.37          8,157                            0.84       1.24      -10.93    -10.57
      1998            296      30.50        31.72          9,312                            0.84       1.24       14.58     15.04

  2010 Trust
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002            156 $    37.95 $      39.95 $        6,134     0.00 %     0.00 %      0.84 %     1.24 %     16.61 %   17.09 %
      2001            185      32.54        34.12          6,224     0.00       0.00        0.84       1.24        3.44      3.86
      2000            222      31.46        32.85          7,228     0.00       0.00        0.84       1.24       20.47     20.96
      1999            209      26.11        27.16          5,646                            0.84       1.24      -11.58    -11.22
      1998            265      29.53        30.59          8,023                            0.84       1.24       14.56     15.03

  2011 Trust
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002             55 $    32.00 $      33.55 $        1,810     0.00 %     0.00 %      0.84 %     1.24 %     17.26 %   17.74 %
      2001             97      27.29        28.50          2,741     0.00       0.00        0.84       1.24        2.85      3.27
      2000            103      26.53        27.60          2,832     0.00       0.00        0.84       1.24       21.97     22.47
      1999             62      21.75        22.53          1,396                            0.84       1.24      -12.09    -11.73
      1998             72      24.75        25.53          1,808                            0.84       1.24       14.38     14.84

  2013 Trust
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002             45 $    24.31 $      25.28 $        1,117     0.00 %     0.00 %      0.84 %     1.24 %     19.57 %   20.05 %
      2001             51      20.33        21.06          1,048     0.00       0.00        0.84       1.24        1.78      2.20
      2000             60      19.98        20.61          1,234     0.00       0.00        0.84       1.24       24.31     24.82
      1999             63      16.07        16.51          1,032                            0.84       1.24      -13.56    -13.21
      1998             73      18.59        19.02          1,363                            0.84       1.24       14.20     14.66


4.UNIT VALUES (continued)

  2014 Trust
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002            413 $    23.98 $      24.84 $       10,234     0.00 %     0.00 %      0.84 %     1.24 %     19.89 %   20.38 %
      2001            474      20.00        20.64          9,719     0.00       0.00        0.84       1.24        0.94      1.35
      2000            595      19.82        20.36         12,069     0.00       0.00        0.84       1.24       25.50     26.01
      1999            895      15.79        16.16         14,413                            0.84       1.24      -14.35    -14.00
      1998          1,027      18.44        18.79         19,211                            0.84       1.24       13.88     14.35

  2019 Trust
  -----------------------------------------------

                                                     Net Assets      Investment               Expense                Total
  December 31, Units(000's)       Unit Value          (000's)       Income Ratio               Ratio                 Return
               -------------------------------------------------------------------------------------------------------------------
                               Lowest     Highest                   Lowest    Highest      Lowest    Highest      Lowest   Highest
                              --------------------               --------------------   --------------------   -------------------
      2002             57 $    13.24 $      13.36 $          774     0.00 %     0.00 %      0.84 %     1.09 %     18.82 %   19.13 %
      2001            247      11.09        11.22          2,767     0.00       0.00        0.84       1.24       -1.74     -1.34
      2000            245      11.29        11.37          2,782     0.00       0.00        0.84       1.24       28.66     29.18
      1999            546       8.78         8.80          4,809                            0.84       1.24      -15.61    -15.23


5.UNIT ISSUED AND REDEEMED

  Units issued and redeemed by the investment divisions during 2002, 2001 and 2000 were as follows:

                                                                   Intermediate         Core          Large Cap       Fundamental
                                                     Money          Government          Bond             Core            Growth
                                                    Reserve            Bond           Strategy         Strategy         Strategy
  (In thousands)                                   Portfolio        Portfolio        Portfolio        Portfolio        Portfolio
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 2000                        10,490            3,340            1,434            2,631            3,795
  Activity during 2000:
       Issued                                            7,649              277              112              393              965
       Redeemed                                         (8,397)            (725)            (344)            (655)          (1,012)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                       9,742            2,892            1,202            2,369            3,748
  Activity during 2001:
       Issued                                            7,189              609              360              226              555
       Redeemed                                         (7,420)            (685)            (343)            (488)          (1,095)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                       9,511            2,816            1,219            2,107            3,208
  Activity during 2002:
       Issued                                            6,251              885              448              257              452
       Redeemed                                         (7,082)            (938)            (420)            (564)            (968)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2002                       8,680            2,763            1,247            1,800            2,692
                                               ================ ================ ================ ================ ================


                                                    Balanced                                            Global
                                                    Capital            High           Natural         Allocation
                                                    Strategy          Yield          Resources         Strategy         Balanced
                                                    Portfolio        Portfolio        Portfolio        Portfolio        Portfolio
                                               ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 2000                        21,630            2,011              898            4,659            2,570
  Activity during 2000:
       Issued                                              996              442            1,008              361              270
       Redeemed                                         (3,093)            (872)            (840)            (916)            (617)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                      19,533            1,581            1,066            4,104            2,223
  Activity during 2001:
       Issued                                            2,303              684              769              353                0
       Redeemed                                         (2,714)            (790)            (900)            (848)          (2,223)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                      19,122            1,475              935            3,609                0
  Activity during 2002:
       Issued                                              850            1,032              475              453                0
       Redeemed                                         (3,179)            (972)            (526)            (886)               0
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2002                      16,793            1,535              884            3,176                0
                                               ================ ================ ================ ================ ================


5.UNIT ISSUED AND REDEEMED (continued)

                                                                   International       Global                          Developing
                                                Utilities and         Equity           Bond             Basic           Capital
                                                   Telecom            Focus            Focus            Value           Markets
                                                  V.I. Fund           Fund             Fund          V.I. Fund        V.I. Fund
  (In thousands)                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 2000                           308              493               25            2,296              661
  Activity during 2000:
       Issued                                              129              210                0              819            1,044
       Redeemed                                           (120)            (205)             (11)            (885)          (1,212)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                         317              498               14            2,230              493
  Activity during 2001:
       Issued                                               92                0                1            1,091              497
       Redeemed                                           (130)            (498)              (6)            (817)            (546)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                         279                0                9            2,504              444
  Activity during 2002:
       Issued                                               58                0                0              952            3,719
       Redeemed                                            (96)               0               (9)          (1,104)          (3,711)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2002                         241                0                0            2,352              452
                                               ================ ================ ================ ================ ================


                                                                                     Balanced
                                                   Small Cap          Index           Capital         Global          American
                                                     Value             500             Focus          Growth          Balanced
                                                   V.I. Fund        V.I. Fund          Fund          V.I. Fund        V.I. Fund
                                               ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 2000                           450            1,571               43              147                0
  Activity during 2000:
       Issued                                              725            1,055               17              962                0
       Redeemed                                           (450)            (907)             (28)            (545)               0
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                         725            1,719               32              564                0
  Activity during 2001:
       Issued                                            1,332              773                0              217               30
       Redeemed                                           (940)            (786)             (32)            (409)              (2)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                       1,117            1,706                0              372               28
  Activity during 2002:
       Issued                                            1,035              945                0              258                0
       Redeemed                                         (1,003)            (941)               0             (330)              (9)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2002                       1,149            1,710                0              300               19
                                               ================ ================ ================ ================ ================


5.UNIT ISSUED AND REDEEMED (continued)

                                                                     Mercury       Merrill Lynch
                                                   Large Cap       International     Large Cap                          Premier
                                                     Value            Value            Growth          Quasar           Growth
                                                   V.I. Fund        V.I. Fund        V.I. Fund        Portfolio        Portfolio
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 2000                             0              204              266               67            2,007
  Activity during 2000:
       Issued                                                0            3,380              349              550              901
       Redeemed                                              0           (3,252)            (253)            (482)            (940)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                           0              332              362              135            1,968
  Activity during 2001:
       Issued                                              196            4,046              182              520              582
       Redeemed                                            (64)          (3,566)            (183)            (522)            (799)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                         132              812              361              133            1,751
  Activity during 2002:
       Issued                                              793            5,597              731              325              625
       Redeemed                                           (509)          (5,547)            (260)            (309)            (849)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2002                         416              862              832              149            1,527
                                               ================ ================ ================ ================ ================


                                                      MFS                             AIM V.I.        AIM V.I.
                                                    Emerging           MFS            Premier          Capital
                                                     Growth          Research          Equity        Appreciation        2000
                                                     Series           Series            Fund             Fund            Trust
                                               ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 2000                           812              466            1,198              283              899
  Activity during 2000:
       Issued                                            1,016              203              600              761                0
       Redeemed                                           (842)            (151)            (449)            (509)            (899)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                         986              518            1,349              535                0
  Activity during 2001:
       Issued                                              340               97              262              177                0
       Redeemed                                           (517)            (158)            (363)            (240)               0
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                         809              457            1,248              471                0
  Activity during 2002:
       Issued                                              115              131              110              144                0
       Redeemed                                           (288)            (156)            (393)            (240)               0
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2002                         636              432              965              375                0
                                               ================ ================ ================ ================ ================


5.UNIT ISSUED AND REDEEMED (continued)

                                                      2001             2002             2003             2004             2005
   (In thousands)                                     Trust            Trust            Trust            Trust            Trust
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 2000                           819              472              448              474              282
  Activity during 2000:
       Issued                                               63               93               37              115               48
       Redeemed                                           (157)             (55)             (73)             (80)             (77)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                         725              510              412              509              253
  Activity during 2001:
       Issued                                                0              114               36               88               29
       Redeemed                                           (725)             (95)             (59)            (100)             (44)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                           0              529              390              497              238
  Activity during 2002:
       Issued                                                0                0               60               98               28
       Redeemed                                              0             (529)             (71)            (184)             (31)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2002                           0                0              379              411              235
                                               ================ ================ ================ ================ ================


                                                     2006             2007             2008             2009             2010
                                                     Trust            Trust            Trust            Trust            Trust
                                               ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 2000                           180              310              539              290              209
  Activity during 2000:
       Issued                                                4               15               16               13              203
       Redeemed                                            (28)             (73)            (117)             (33)            (190)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                         156              252              438              270              222
  Activity during 2001:
       Issued                                               32               59               37               16              148
       Redeemed                                            (20)             (63)             (60)             (55)            (185)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                         168              248              415              231              185
  Activity during 2002:
       Issued                                               26               26               35               12              150
       Redeemed                                            (47)             (34)             (60)             (86)            (179)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2002                         147              240              390              157              156
                                               ================ ================ ================ ================ ================


5.UNIT ISSUED AND REDEEMED (continued)

                                                     2011             2013             2014             2019
                                                     Trust            Trust            Trust            Trust
  (In thousands)                               ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 2000                            62               63              895              546
  Activity during 2000:
       Issued                                               46               11               51              122
       Redeemed                                             (5)             (14)            (351)            (423)
                                               ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                         103               60              595              245
  Activity during 2001:
       Issued                                               18                4               71              231
       Redeemed                                            (24)             (13)            (192)            (229)
                                               ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                          97               51              473              247
  Activity during 2002:
       Issued                                                8               10               53               36
       Redeemed                                            (50)             (16)            (114)            (226)
                                               ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2002                          55               45              413               57
                                               ================ ================ ================ ================


6. PURCHASES AND SALES OF INVESTMENTS

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:

   (In thousands)
                                                                                          Purchases               Sales
                                                                                   --------------------- ---------------------
    Money Reserve Portfolio                                                        $             97,588  $            123,040
    Intermediate Government Bond Portfolio                                                       33,246                28,898
    Core Bond Strategy Portfolio                                                                 18,531                12,460
    Large Cap Core Strategy Portfolio                                                             6,210                31,673
    Fundamental Growth Strategy Portfolio                                                         8,649                44,899
    Balanced Capital Strategy Portfolio                                                          24,185               109,087
    High Yield Portfolio                                                                         26,136                19,943
    Natural Resources Portfolio                                                                   5,036                 5,428
    Global Allocation Strategy Portfolio                                                          7,660                15,957
    Utilities and Telecommunications V.I. Fund                                                      738                 1,181
    Global Bond Focus Fund                                                                            1                   113
    Basic Value V.I. Fund                                                                        13,324                15,028
    Developing Capital Markets V.I. Fund                                                         24,380                24,446
    Small Cap Value V.I. Fund                                                                    20,169                16,146
    Index 500 V.I. Fund                                                                           8,193                 7,733
    Global Growth V.I. Fund                                                                       1,775                 2,355
    American Balanced V.I. Fund                                                                      13                   226
    Large Cap Value V.I. Fund                                                                     7,276                 4,264
    Mercury International Value V.I. Fund                                                        48,522                48,200
    Merrill Lynch Large Cap Growth V.I. Fund                                                      5,868                 1,794
    Quasar Portfolio                                                                              2,001                 1,916
    Premier Growth Portfolio                                                                      5,249                 8,005
    MFS Emerging Growth Series                                                                      630                 2,631
    MFS Research Series                                                                           1,102                 1,278
    AIM V.I. Premier Equity Fund                                                                    396                 3,969
    AIM V.I. Capital Appreciation Fund                                                            1,563                 2,689
    2002 Trust                                                                                        5                10,618
    2003 Trust                                                                                    3,734                 5,001
    2004 Trust                                                                                    1,494                 3,036
    2005 Trust                                                                                    1,730                 1,986
    2006 Trust                                                                                    1,033                 1,872
    2007 Trust                                                                                      955                 1,363
    2008 Trust                                                                                    1,043                 2,320
    2009 Trust                                                                                      235                 3,260
    2010 Trust                                                                                    4,306                 5,415
    2011 Trust                                                                                      229                 1,479
    2013 Trust                                                                                      234                   397
    2014 Trust                                                                                      387                 1,723
    2019 Trust                                                                                      287                 2,502
                                                                                   --------------------- ---------------------
                                                                                   $            384,113  $            574,331
                                                                                   ===================== =====================

INDEPENDENT AUDITORS' REPORT



The Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the "Company"), a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 2002 and 2001, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America.





Deloitte & Touche, LLP
New York, New York


February 24, 2003, except for Note 8, as to which the date is March 3, 2003

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 2002 AND 2001
(Dollars in thousands, except common stock par value and shares)



ASSETS                                                                                    2002               2001
------                                                                             ---------------     ---------------
INVESTMENTS:
    Fixed maturity securities, at estimated fair value
       (amortized cost: 2002 - $1,844,077; 2001 - $2,009,129)                      $     1,856,732     $     2,007,123
    Equity securities, at estimated fair value
       (cost: 2002 - $112,903; 2001 - $167,959)                                            105,430             163,701
    Trading account securities, at estimated fair value                                     21,949              23,636
    Real estate held-for-sale                                                                    -              19,447
    Limited partnerships, at cost                                                           12,150              11,270
    Policy loans on insurance contracts                                                  1,143,663           1,194,478
                                                                                   ---------------     ---------------
       Total Investments                                                                 3,139,924           3,419,655

CASH AND CASH EQUIVALENTS                                                                  312,217             130,429
ACCRUED INVESTMENT INCOME                                                                   63,603              69,884
DEFERRED POLICY ACQUISITION COSTS                                                          404,220             470,938
FEDERAL INCOME TAXES - CURRENT                                                              39,905                   -
REINSURANCE RECEIVABLES                                                                      8,197               9,428
AFFILIATED RECEIVABLES - NET                                                                 3,040                   -
RECEIVABLES FROM SECURITIES SOLD                                                            10,072               2,317
OTHER ASSETS                                                                                37,399              41,912
SEPARATE ACCOUNTS ASSETS                                                                 9,079,285          11,305,453
                                                                                   ---------------     ---------------
TOTAL ASSETS                                                                       $    13,097,862     $    15,450,016
                                                                                   ===============     ===============




See accompanying notes to financial statements.


LIABILITIES AND STOCKHOLDER'S EQUITY                                                      2002               2001
------------------------------------                                               ---------------     ---------------
LIABILITIES:
    POLICYHOLDER LIABILITIES AND ACCRUALS:
       Policyholders' account balances                                             $     3,084,042     $     3,255,791
       Claims and claims settlement expenses                                                98,526              95,020
                                                                                   ---------------     ---------------
                  Total policyholder liabilities and accruals                            3,182,568           3,350,811

    OTHER POLICYHOLDER FUNDS                                                                11,815              14,239
    LIABILITY FOR GUARANTY FUND ASSESSMENTS                                                  7,221               8,449
    FEDERAL INCOME TAXES - DEFERRED                                                         67,304              13,931
    FEDERAL INCOME TAXES - CURRENT                                                               -               5,522
    PAYABLES FOR SECURITIES PURCHASED                                                       19,635              29,795
    AFFILIATED PAYABLES - NET                                                                    -               3,736
    UNEARNED POLICY CHARGE REVENUE                                                         113,774             113,676
    OTHER LIABILITIES                                                                        6,033               7,594
    SEPARATE ACCOUNTS LIABILITIES                                                        9,072,606          11,298,821
                                                                                   ---------------     ---------------
                  Total Liabilities                                                     12,480,956          14,846,574
                                                                                   ---------------     ---------------

STOCKHOLDER'S EQUITY:
    Common stock ($10 par value; authorized: 1,000,000 shares; issued and
       outstanding: 250,000 shares)                                                          2,500               2,500
    Additional paid-in capital                                                             347,324             347,324
    Retained earnings                                                                      290,092             273,046
    Accumulated other comprehensive loss                                                   (23,010)            (19,428)
                                                                                   ---------------     ---------------
                  Total Stockholder's Equity                                               616,906            603,442
                                                                                   ---------------     ---------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                         $    13,097,862     $    15,450,016
                                                                                   ===============     ===============


MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
(Dollars in thousands)


                                                                             2002            2001            2000
                                                                       -------------   -------------  --------------
REVENUES:
   Policy charge revenue                                               $     239,030   $     253,837  $      268,252
   Net investment income                                                     207,064         221,872         239,173
   Net realized investment gains (losses)                                     (9,056)        (13,844)             59
                                                                       -------------   -------------  --------------
               Total Revenues                                                437,038         461,865         507,484
                                                                       -------------   -------------  --------------
BENEFITS AND EXPENSES:
   Interest credited to policyholders' account balances                      141,373         153,111         164,216
   Market value adjustment expense                                             3,683           2,296             481
   Policy benefits (net of reinsurance recoveries: 2002 - $14,620;
      2001 - $16,562; 2000 - $14,594)                                         58,060          37,773          21,616
   Reinsurance premium ceded                                                  23,131          24,535          23,913
   Amortization of deferred policy acquisition costs                         101,118          59,335          53,523
   Insurance expenses and taxes                                               47,932          65,700          57,592
                                                                       -------------   -------------  --------------
               Total Benefits and Expenses                                   375,297         342,750         321,341
                                                                       -------------   -------------  --------------
               Earnings Before Federal Income Tax Provision                   61,741         119,115         186,143
                                                                       -------------   -------------  --------------
FEDERAL INCOME TAX PROVISION (BENEFIT):
   Current                                                                   (41,505)         23,002          43,531
   Deferred                                                                   55,301          17,875          16,931
                                                                       -------------   -------------  --------------
               Total Federal Income Tax Provision                             13,796          40,877          60,462
                                                                       -------------   -------------  --------------
NET EARNINGS                                                           $      47,945   $      78,238  $      125,681
                                                                       =============   =============  ==============


See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
(Dollars in thousands)


                                                                                    2002           2001          2000
                                                                               ------------   -----------    -----------
NET EARNINGS                                                                   $     47,945   $    78,238    $   125,681
                                                                               ------------   -----------    -----------
OTHER COMPREHENSIVE INCOME (LOSS):
   Net unrealized gains on available-for-sale securities and investments in separate accounts:
      Net unrealized holding gains arising during the period                         18,933        32,328         62,676
      Reclassification adjustment for (gains) losses included in net earnings        (9,238)       12,600          1,779
                                                                               ------------   -----------    -----------
      Net unrealized gains on investment securities                                   9,695        44,928         64,455
      Adjustments for:
              Policyholder liabilities                                              (15,214)       (9,498)       (13,859)
              Deferred policy acquisition costs                                           9       (15,551)       (23,310)
              Deferred federal income taxes                                           1,928        (6,958)        (9,550)
                                                                               ------------   -----------    -----------
   Total other comprehensive income (loss), net of tax                               (3,582)       12,921         17,736
                                                                               ------------   -----------    -----------
COMPREHENSIVE INCOME                                                           $     44,363   $    91,159    $   143,417
                                                                               ============   ===========    ===========



See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
(Dollars in thousands)


                                                                                           Accumulated
                                                            Additional                        other             Total
                                                Common       paid-in       Retained       comprehensive     stockholder's
                                                stock        capital       earnings           loss              equity
                                            -----------  -------------  ------------   -----------------  --------------
BALANCE, JANUARY 1, 2000                    $     2,500  $     347,324  $    134,127   $         (50,085) $      433,866
   Cash dividend paid to parent                                              (65,000)                            (65,000)
   Net earnings                                                              125,681                             125,681
   Other comprehensive income, net of tax                                                         17,736          17,736
                                            -----------  -------------  ------------   -----------------  --------------
BALANCE, DECEMBER 31, 2000                        2,500        347,324       194,808             (32,349)        512,283
   Net earnings                                                               78,238                              78,238
   Other comprehensive income, net of tax                                                         12,921          12,921
                                            -----------  -------------  ------------   -----------------  --------------
BALANCE, DECEMBER 31, 2001                        2,500        347,324       273,046             (19,428)        603,442
   Cash dividend paid to parent                                              (30,899)                            (30,899)
   Net earnings                                                               47,945                              47,945
   Other comprehensive loss, net of tax                                                           (3,582)         (3,582)
                                            -----------  -------------  ------------   -----------------  --------------
BALANCE, DECEMBER 31, 2002                  $     2,500  $     347,324  $    290,092   $         (23,010) $      616,906
                                            ===========  =============  ============   =================  ==============


See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
(Dollars in thousands)

                                                                              2002         2001         2000
                                                                           ---------    ---------    ---------
Cash Flows From Operating Activities:
  Net earnings                                                             $  47,945    $  78,238    $ 125,681
  Noncash items included in earnings:
    Amortization of deferred policy acquisition costs                        101,118       59,335       53,523
    Capitalization of policy acquisition costs                               (34,391)     (51,736)     (95,006)
    Amortization (accretion) of investments                                    2,406       (1,033)      (1,338)
    Interest credited to policyholders' account balances                     141,373      153,111      164,216
    Provision for deferred Federal income tax                                 55,301       17,875       16,931
  (Increase) decrease in operating assets:
    Accrued investment income                                                  6,281        1,117        2,166
    Federal income taxes - current                                           (39,905)          --           --
    Reinsurance receivables                                                    1,231       (6,338)       1,104
    Affiliated receivables                                                    (3,040)         667         (380)
    Other                                                                      4,513       (1,298)       6,827
  Increase (decrease) in operating liabilities:
    Claims and claims settlement expenses                                      3,506        9,347          (23)
    Other policyholder funds                                                  (2,424)      (3,439)      (7,417)
    Liability for guaranty fund assessments                                   (1,228)      (1,801)      (4,639)
    Federal income taxes - current                                            (5,522)         388       (7,672)
    Affiliated payables                                                       (3,736)       3,736           --
    Unearned policy charge revenue                                                98       12,494       23,519
    Other                                                                     (1,561)     (24,695)       6,206
  Other operating activities:
    Net realized investment (gains) losses (excluding losses on cash and
     cash equivalents)                                                         9,056       13,844          (60)
                                                                           ---------    ---------    ---------
      Net cash and cash equivalents provided by operating activities         281,021      259,812      283,638
                                                                           ---------    ---------    ---------
Cash Flow From Investing Activities:
  Proceeds from (payments for):
    Sales of available-for-sale securities                                   817,498      278,420      142,358
    Maturities of available-for-sale securities                              360,062      342,148      260,953
    Purchases of available-for-sale securities                              (988,168)    (511,122)    (240,844)
    Trading account securities                                                  (456)        (214)        (372)
    Sales of real estate held-for-sale                                        22,900           --        1,375
    Sales of limited partnerships                                                 --        1,000        1,015
    Purchases of limited partnerships                                           (880)      (1,857)      (2,448)
    Policy loans on insurance contracts                                       50,815         (788)     (34,527)
    Recapture of investment in separate accounts                               1,785           --          665
    Investment in separate accounts                                           (3,554)      (1,009)      (2,195)
                                                                           ---------    ---------    ---------
      Net cash and cash equivalents provided by investing activities         260,002      106,578      125,980
                                                                           ---------    ---------    ---------


See accompanying notes to financial statements.                      (Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000 (Continued)
(Dollars in thousands)

                                                                       2002          2001           2000
                                                                   -----------    -----------    -----------
Cash Flows from Financing Activities:
  Proceeds from (payments for):
    Dividends paid to parent                                       $   (30,899)   $        --    $   (65,000)
    Policyholder deposits                                              640,103      1,090,788      1,469,839
    Policyholder withdrawals (including transfers
        to/from separate accounts)                                    (968,439)    (1,419,479)    (1,813,908)
                                                                   -----------    -----------    -----------
      Net cash and cash equivalents used by financing activities      (359,235)      (328,691)      (409,069)
                                                                   -----------    -----------    -----------
NET INCREASE IN CASH AND CASH EQUIVALENTS                              181,788         37,699            549
CASH AND CASH EQUIVALENTS
   Beginning of year                                                   130,429         92,730         92,181
                                                                   -----------    -----------    -----------
   End of year                                                     $   312,217    $   130,429    $    92,730
                                                                   ===========    ===========    ===========
Supplementary Disclosure of Cash Flow Information:
   Cash paid to affiliates for:
      Federal income taxes                                         $     3,922    $    22,614    $    51,203
      Interest                                                             125            639            850




See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

 NOTE 1.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    DESCRIPTION OF BUSINESS: Merrill Lynch Life Insurance Company (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Company is domiciled in the State of Arkansas.

    The Company sells non-participating life insurance and annuity products including variable life insurance, variable annuities, market value adjusted annuities and immediate annuities. The Company is currently licensed to sell insurance and annuities in forty-nine states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.

    BASIS OF REPORTING: The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

    The significant accounting policies and related judgements underlying the Company's financial statements are summarized below. In applying these policies, management makes subjective and complex judgements that frequently require estimates about matters that are inherently uncertain.

    For the purpose of reporting cashflows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

    To facilitate comparisons with the current year, certain amounts in the prior years have been reclassified.

    REVENUE RECOGNITION: Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain benefit guarantees selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

    Revenues for variable life insurance contracts consist of policy charges for
    i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of front-end and deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

    Revenues for interest-sensitive annuity contracts (market value adjusted annuities and immediate annuities) and interest-sensitive life insurance contracts (single premium whole life insurance, which is not currently marketed) consist of i) investment income and ii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

    INVESTMENTS: The Company's investments in debt and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder's equity as a component of accumulated other comprehensive loss, net of tax. Unrealized gains and losses on trading account securities are included in net realized investment gains (losses). If management determines that a decline in the value of an available-for-sale security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. Management makes this determination through a series of discussions with the Company's portfolio managers and credit analysts, as well as information obtained from external sources (i.e. company announcements, ratings agency announcements, or news wire services). The factors that give rise to potential impairments include, but are not limited to, i) certain credit-related events such as default of principal or interest payments, ii) bankruptcy of issuer, and iii) certain security restructurings. The estimated fair value on these securities represents management's estimate of the security's ultimate recovery value, which is based on the most recent information available.

    For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.

    Certain fixed maturity securities are considered non-investment grade. The Company defines non-investment grade fixed maturity securities as unsecured debt obligations that do not have a rating equivalent to Standard and Poor's (or similar rating agency) BBB- or higher.

    During 2002 the Company sold its remaining real estate holding to an unaffiliated party. Real estate held-for-sale was stated at estimated fair value less estimated selling costs.

    Investments in limited partnerships are carried at cost.

    Policy loans on insurance contracts are stated at unpaid principal balances.

    DEFERRED POLICY ACQUISITION COSTS: Policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

    Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the statements of earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

    During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provided for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Any payments made for the contingent ceding commissions were capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to the reinsurance agreement for the years ended December 31:

                                            2002         2001          2000
                                          ---------    ---------    ---------
                    Beginning balance     $  95,869    $ 105,503    $ 102,074
                    Capitalized amounts          --          147       10,891
                    Interest accrued          7,190        7,913        7,656
                    Amortization            (21,634)     (17,694)     (15,118)
                                          ---------    ---------    ---------
                    Ending balance        $  81,425    $  95,869    $ 105,503
                                          =========    =========    =========

    The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. The amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

           2003                $  4,901
           2004                $  5,046
           2005                $  5,421
           2006                $  6,251
           2007                $  6,128

    SEPARATE ACCOUNTS: Separate Accounts are established in conformity with Arkansas State Insurance law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. At December 31, 2002 and 2001, the Company's Separate Accounts assets exceeded Separate Accounts liabilities by $6,679 and $6,632, respectively. This excess represents the Company's temporary investment in certain Separate Accounts investment divisions that were made to facilitate the establishment of those investment divisions.

    Net investment income and net realized and unrealized gains (losses) attributable to Separate Accounts assets accrue directly to contract owners and are not reported as revenue in the Company's statements of earnings.

    Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contract owners, are shown as separate captions in the balance sheets.

    POLICYHOLDERS' ACCOUNT BALANCES: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

    Interest-sensitive life products                          4.00% - 4.85%
    Interest-sensitive deferred annuities                     1.00% - 7.40%
    Immediate annuities                                       3.00% - 11.00%

    These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.

    CLAIMS AND CLAIMS SETTLEMENT EXPENSES: Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims. Additionally, the Company has established a mortality benefit accrual for its variable annuity products.

    INCOME TAXES: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current federal income tax liability.

    The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

    Insurance companies are generally subject to taxes on premiums and in substantially all states are exempt from state income taxes.

    UNEARNED POLICY CHARGE REVENUE: Certain variable life insurance products contain policy charges that are assessed at policy issuance. These policy charges are deferred and amortized into policy charge revenue based on the estimated future gross profits for each group of contracts. The Company records a liability equal to the unamortized balance of these policy charges.

    ACCOUNTING PRONOUNCEMENTS: On July 31, 2002, the American Institute of Certified Public Accountants ("AICPA") issued Proposed Statement of Position ("SOP") "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." The proposed SOP would require Companies to establish a liability for contracts that contain death or other insurance benefits using a specified reserve methodology that is different from the methodology the Company employs. A final SOP would be effective for financial statements for the Company beginning in 2004. Depending on market conditions at the time of adoption the impact of implementing this reserve methodology may have a material effect on earnings in the year of adoption.

NOTE 2.       ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

    Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                                                          2002             2001
                                                                                     -------------   --------------
    Assets:
       Fixed maturity securities (1)                                                 $   1,856,732   $    2,007,123
       Equity securities (1)                                                               105,430          163,701
       Trading account securities (1)                                                       21,949           23,636
       Limited partnerships (2)                                                             12,150           11,270
       Policy loans on insurance contracts (3)                                           1,143,663        1,194,478
       Cash and cash equivalents (4)                                                       312,217          130,429
       Separate Accounts assets (5)                                                      9,079,285       11,305,453
                                                                                     -------------   --------------
    Total financial instruments                                                      $  12,531,426   $   14,836,090
                                                                                     =============   ==============

(1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2002 and 2001, securities without a readily ascertainable market value, having an amortized cost of $292,466 and $432,337, had an estimated fair value of $283,064 and $427,628, respectively.

(2) The Company has investments in three limited partnerships that do not have readily ascertainable market values. Management has estimated the fair value as equal to cost based on the review of the underlying investments of the partnerships.

(3) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

(4) The estimated fair value of cash and cash equivalents approximates the carrying value.

(5) Assets held in Separate Accounts are carried at the net asset value provided by the fund managers.

 NOTE 3.      INVESTMENTS

    The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities (excluding trading account securities) as of December 31 were:

                                                                                  2002
                                                    --------------------------------------------------------------
                                                         Cost /          Gross            Gross        Estimated
                                                       Amortized       Unrealized      Unrealized         Fair
                                                          Cost           Gains           Losses          Value
                                                    --------------  --------------  --------------  --------------
    Fixed maturity securities:
       Corporate debt securities                    $    1,705,862  $       49,304  $       39,971  $    1,715,195
       U.S. Government and agencies                         77,106           2,986             356          79,736
       Mortgage-backed securities                           38,581           2,711               2          41,290
       Municipals                                           12,370             343               -          12,713
       Foreign governments                                  10,158              20           2,380           7,798
                                                    --------------  --------------  --------------  --------------
             Total fixed maturity securities        $    1,844,077  $       55,364  $       42,709  $    1,856,732
                                                    ==============  ==============  ==============  ==============
    Equity securities:
       Non-redeemable preferred stocks              $      112,903  $        1,395  $        8,868  $      105,430
                                                    ==============  ==============  ==============  ==============


                                                                                  2001
                                                    --------------------------------------------------------------
                                                         Cost /          Gross            Gross        Estimated
                                                       Amortized       Unrealized      Unrealized         Fair
                                                          Cost           Gains           Losses          Value
                                                    --------------  --------------  --------------  --------------
    Fixed maturity securities:
       Corporate debt securities                     $    1,807,398  $       36,673  $      41,417  $    1,802,654
       U.S. Government and agencies                          97,905           1,503          2,104          97,304
       Mortgage-backed securities                            69,216           3,246             30          72,432
       Foreign governments                                   18,739             263            765          18,237
       Municipals                                            15,871             637             12          16,496
                                                     --------------  --------------  -------------  --------------
             Total fixed maturity securities         $    2,009,129  $       42,322  $      44,328  $    2,007,123
                                                     ==============  ==============  =============  ==============
    Equity securities:
       Non-redeemable preferred stocks               $      167,959  $        1,479  $       5,737  $      163,701
                                                     ==============  ==============  =============  ==============


    The amortized cost, gross unrealized losses, and length of time estimated fair value has remained below amortized cost for investment grade and non-investment grade fixed maturity and equity securities as of December 31, 2002 were:

                                                                             Gross Unrealized Losses
                                                             ------------------------------------------------------
                                                  Cost /         Less           One           Five         Greater
                                                Amortized      Than One       Through        Through        Than
                                                   Cost          Year        Five Years     Ten Years     10 Years
                                              ------------   -----------   -----------    -----------    ----------
    Investment Grade Securities
       Fixed maturity securities:
        Corporate debt securities             $    216,378   $     1,806   $    10,837    $       990   $     3,938
        U.S. Government and agencies                16,115             -           356              -             -
        Mortgage-backed securities                      76             -             -              -             -
       Equity securities:
        Non-redeemable preferred stocks             28,960           568         1,352              -             -
    Non-Investment Grade Securities
        Fixed maturity securities:
        Corporate debt securities                  129,513         1,537        19,313          1,550             -
        Mortgage-backed securities                     149             -             2              -             -
        Foreign governments                          4,980             -         2,380              -             -
       Equity securities:
        Non-redeemable preferred stocks             25,770             -         3,652          3,296             -
                                              ------------   -----------   -----------    -----------    ----------
    Total fixed maturity and equity
      securities                              $    421,941   $     3,911   $    37,892    $     5,836         3,938
                                              ============   ===========   ===========    ===========    ==========

    The amortized cost and estimated fair value of fixed maturity securities at December 31, 2002 by contractual maturity were:


                                                                     Amortized                       Estimated
                                                                       Cost                          Fair Value
                                                                 ----------------                 ----------------
    Fixed maturity securities:
       Due in one year or less                                   $        183,705                 $        184,680
       Due after one year through five years                            1,011,789                        1,027,199
       Due after five years through ten years                             383,926                          388,273
       Due after ten years                                                226,076                          215,290
                                                                 ----------------                 ----------------
                                                                        1,805,496                        1,815,442
       Mortgage-backed securities                                          38,581                           41,290
                                                                 ----------------                 ----------------
          Total fixed maturity securities                        $      1,844,077                 $      1,856,732
                                                                 ================                 ================

    Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

    The amortized cost and estimated fair value of fixed maturity securities at December 31, 2002 by rating agency equivalent were:


                                                                     Amortized                       Estimated
                                                                       Cost                          Fair Value
                                                                 ----------------                 ----------------
    AAA                                                          $        433,621                 $        443,144
    AA                                                                    133,018                          131,778
    A                                                                     433,384                          439,385
    BBB                                                                   708,904                          727,697
    Non-investment grade                                                  135,150                          114,728
                                                                 ----------------                 ----------------
          Total fixed maturity securities                        $      1,844,077                 $      1,856,732
                                                                 ================                 ================


    The Company has recorded certain adjustments to deferred policy acquisition costs and policyholders' account balances in connection with unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts those assets and liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive loss, net of taxes. The components of net unrealized gains (losses) included in accumulated other comprehensive loss at December 31 were as follows:

                                                                                       2002             2001
                                                                                 ---------------  ---------------
    Assets:
        Fixed maturity securities                                                $        12,655  $        (2,006)
        Equity securities                                                                 (7,473)          (4,258)
        Deferred policy acquisition costs                                                  3,715            3,706
        Separate Accounts assets                                                          (3,244)          (1,493)
                                                                                 ---------------  ---------------
                                                                                           5,653           (4,051)
                                                                                 ---------------  ---------------
    Liabilities:
        Policyholders' account balances                                                   41,052           25,838
        Federal income taxes - deferred                                                  (12,389)         (10,461)
                                                                                 ---------------  ---------------
                                                                                          28,663           15,377
                                                                                 ---------------  ---------------
    Stockholder's equity:
        Accumulated other comprehensive loss                                     $       (23,010) $       (19,428)
                                                                                 ===============  ===============

    Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended December 31 were:

                                                                                 2002       2001       2000
                                                                               --------   --------   --------
    Proceeds                                                                   $817,498   $278,420   $142,358
    Gross realized investment gains                                              37,899      4,913      1,342
    Gross realized investment losses                                             48,294     17,320      2,873

    The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds received for gross realized investment losses from the sale of available-for-sale securities were $140,742, $60,640 and $63,072 for the years ended December 31, 2002, 2001, and 2000, respectively.

    The Company had investment securities with a carrying value of $26,307 and $25,859 that were deposited with insurance regulatory authorities at December 31, 2002 and 2001, respectively.

    Excluding investments in U.S. Government and Agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

    Net investment income arose from the following sources for the years ended December 31:

                                                                       2002             2001             2000
                                                                 ---------------  ---------------  --------------
    Fixed maturity securities                                    $       128,930  $       139,285  $      155,664
    Equity securities                                                     12,656           15,303          17,024
    Real estate held-for-sale                                              3,220              924           3,375
    Limited partnerships                                                      24               39             (13)
    Policy loans on insurance contracts                                   61,390           62,695          61,411
    Cash and cash equivalents                                              2,912            7,578           7,504
    Other                                                                  1,200              335              35
                                                                 ---------------  ---------------  --------------
    Gross investment income                                              210,332          226,159         245,000
    Less investment expenses                                              (3,268)          (4,287)         (5,827)
                                                                 ---------------  ---------------  --------------
    Net investment income                                        $       207,064  $       221,872  $      239,173
                                                                 ===============  ===============  ==============

    Net realized investment gains (losses), including other-than-temporary writedowns in carrying value, for the years ended December 31 were as follows:

                                                                       2002             2001             2000
                                                                 --------------   --------------   -------------
    Fixed maturity securities                                    $      (11,416)  $      (12,035)  $      (1,531)
    Equity securities                                                     1,021             (372)              -
    Trading account securities                                           (2,143)          (1,437)          2,275
    Real estate held-for-sale                                             3,453                -             750
    Limited partnerships                                                      -                -          (1,446)
    Cash and cash equivalents                                                 -                -              (1)
    Investment in Separate Accounts                                          29                -              12
                                                                 --------------   --------------   -------------
    Net realized investment gains (losses)                       $       (9,056)  $      (13,844)  $          59
                                                                 ==============   ==============   =============

    Realized investment losses on securities deemed to have incurred other-than-temporary declines in fair value were $23,997, $11,153, and $749 for the years ended December 31, 2002, 2001, and 2000 respectively.

    The Company maintains a trading portfolio comprised of convertible debt and equity securities. The net unrealized holdings gains (losses) on trading account securities included in net realized investment gains (losses) were ($515), $462 and ($3,614) at December 31, 2002, 2001 and 2000, respectively.

NOTE 4.       FEDERAL INCOME TAXES

    The following is a reconciliation of the provision for income taxes based on earnings before income taxes, computed using the Federal statutory tax rate, versus the reported provision for income taxes for the years ended December 31:

                                                                         2002             2001            2000
                                                                   ---------------  --------------  ---------------
    Provision for income taxes computed at Federal statutory rate  $        21,609  $       41,690  $        65,150
    Increase (decrease) in income taxes resulting from:
         Dividend received deduction                                        (7,782)         (1,024)          (1,758)
         Foreign tax credit                                                    (31)           (310)          (2,930)
         Non-deductible fees                                                     -             521                -
                                                                   ---------------  --------------  ---------------
    Federal income tax provision                                   $        13,796  $       40,877  $        60,462
                                                                   ===============  ==============  ===============

    The Federal statutory rate for each of the three years in the period ended December 31, 2002 was 35%.

    The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                                                           2002           2001           2000
                                                                     -------------   ------------   -------------
    Policyholders' account balances                                  $      72,680   $     19,520   $       2,589
    Investment adjustments                                                     980             61            (536)
    Liability for guaranty fund assessments                                    430            630           1,624
    Deferred policy acquisition costs                                      (18,789)        (2,336)         13,254
                                                                     -------------   ------------   -------------
    Deferred Federal income tax provision                            $      55,301   $     17,875   $      16,931
                                                                     =============   ============   =============

    Deferred tax assets and liabilities as of December 31 are determined as follows:

                                                                                     2002                  2001
                                                                               --------------       --------------
    Deferred tax assets:
        Policyholders' account balances                                        $       20,978       $       93,658
        Net unrealized investment loss on investment securities                        12,389               10,461
        Liability for guaranty fund assessments                                         2,527                2,957
        Investment adjustments                                                          1,473                2,453
                                                                               --------------       --------------
             Total deferred tax assets                                                 37,367              109,529
                                                                               --------------       --------------
    Deferred tax liabilities:
        Deferred policy acquisition costs                                             100,683              119,472
        Other                                                                           3,988                3,988
                                                                               --------------       --------------
             Total deferred tax liabilities                                           104,671              123,460
                                                                               --------------       --------------
             Net deferred tax liability                                        $       67,304       $       13,931
                                                                               ==============       ==============

    The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 5.       REINSURANCE

    In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and $750 on joint life policies.

    Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $735 that can be drawn upon for delinquent reinsurance recoverables.

    As of December 31, 2002 the Company had the following life insurance inforce:

                                                                                                        Percentage
                                                 Ceded to          Assumed                              of amount
                               Gross               other          from other             Net            assumed to
                              amount             companies         companies            amount             net
                             -----------        ----------        ----------          ----------        ----------
    Life insurance inforce   $12,697,980        $3,973,468          $939              $8,725,451           0.01%


    The Company had entered into an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer's variable annuity premiums sold through the Merrill Lynch & Co. distribution system. During 2001, the agreement was amended whereby the Company ceased reinsuring variable annuity premiums sold subsequent to June 30, 2001.

NOTE 6.       RELATED PARTY TRANSACTIONS

    The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $33,833, $50,575 and $47,732 for the years ended December 31, 2002, 2001 and 2000, respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $125, $639 and $850 for 2002, 2001 and 2000, respectively. Intercompany interest is included in net investment income. While management believes that these fees are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party.

    The Company and Merrill Lynch Investment Managers, L.P. ("MLIM") are parties to a service agreement whereby MLIM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLIM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $1,787, $1,990 and $2,042 for 2002, 2001 and 2000, respectively.

    MLIG has entered into agreements with MLIM, Mercury Advisors, a division of MLIM, and Roszel Advisors, LLC, a subsidiary of MLIG (collectively, "Affiliated Investment Advisors"), with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Mercury Variable Trust, and MLIG Variable Insurance Trust (collectively, "the Funds"). Certain Separate Accounts of the

    Company may invest in the various mutual fund portfolios of the Funds in connection with the variable life insurance and annuity contracts the Company has inforce. Under this agreement, the Affiliated Investment Advisors pay compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the Funds to the Affiliated Investment Advisors. The Company received from MLIG its allocable share of such compensation in the amount of $19,677, $21,667 and $23,269 during 2002, 2001 and 2000, respectively. Revenue attributable to these agreements is included in policy charge revenue.

    The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $43,099, $65,021 and $94,841 for 2002, 2001 and 2000, respectively. Substantially all of these commissions were capitalized as deferred policy acquisition costs and are being amortized in accordance with the policy discussed in Note 1.

    Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

NOTE 7.       STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

    During 2002, the Company paid an ordinary cash dividend of $30,899 to MLIG. The Company paid no dividend in 2001. The Company paid a cash dividend of $65,000 to MLIG during 2000. Of this cash dividend, $38,482 was an extraordinary dividend as defined by Arkansas Insurance Law and was paid pursuant to approval granted by the Arkansas Insurance Commissioner.

    At December 31, 2002 and 2001, approximately $13,432 and $30,899, respectively, of stockholder's equity was available for distribution to MLIG. Statutory capital and surplus at December 31, 2002 and 2001, were $136,823 and $311,490, respectively.

    Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, future policy benefit reserves are established using different actuarial assumptions, provisions for deferred income taxes are limited to temporary differences that will be recognized within one year, and securities are valued on a different basis. The Company's statutory net income (loss) for 2002, 2001 and 2000 was ($140,955), $48,108 and $49,533, respectively. The statutory net loss incurred during 2002 was primarily due to establishing additional policy benefit reserves required by state insurance regulation.

    The National Association of Insurance Commissioners ("NAIC") utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 2002 and 2001, based on the RBC formula, the Company's total adjusted capital level was in excess of the minimum amount of capital required to avoid regulatory action.

NOTE 8.       SUBSEQUENT EVENTS

    During 2002, the Company established $144,000 in statutory reserves to support its cashflow testing analysis required by state insurance regulation. As a result, statutory capital and surplus was significantly reduced from December 2001, but remained in excess of regulatory capital requirements. However, due to the inherent volatility in statutory earnings, the Company sought and received a $50,000 capital contribution from MLIG on March 3, 2003.

NOTE 9.       COMMITMENTS AND CONTINGENCIES

    State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 2002 and 2001, the Company has established an estimated liability for future guaranty fund assessments of $7,221 and $8,449, respectively. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability as appropriate.

    During 2000, the Company committed to participate in a limited partnership. As of December 31, 2002, $4,100 has been advanced towards the Company's $10,000 commitment to the limited partnership.

    In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

NOTE 10.     SEGMENT INFORMATION

    In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance products and interest-sensitive life insurance products. The Company's Annuity segment consists of variable annuities and interest-sensitive annuities. The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management. The "Other" category, presented in the following segment financial information, represents net revenues and earnings on assets that do not support life or annuity contract owner liabilities.

    The following table summarizes each business segment's contribution to the consolidated amounts:

                                                  Life
    2002                                        Insurance         Annuities        Other            Total
                                                ---------         ---------      ---------          -----
    Net interest spread (a)                     $   24,791       $    34,444     $   6,456      $     65,691
    Other revenues                                  98,435           137,513        (5,974)          229,974
                                                ----------       -----------     ---------      ------------
    Net revenues                                   123,226           171,957           482           295,665
                                                ----------       -----------     ---------      ------------
    Policy benefits                                 19,632            38,428             -            58,060
    Reinsurance premium ceded                       22,883               248             -            23,131
    Amortization of deferred policy
       acquisition costs                            41,190            59,928             -           101,118
    Other non-interest expenses                      7,471            44,144             -            51,615
                                                ----------       -----------     ---------      ------------
    Total non-interest expenses                     91,176           142,748             -           233,924
                                                ----------       -----------     ---------      ------------
    Net earnings before Federal income
        tax provision                               32,050            29,209           482            61,741
    Income tax expense                               8,779             4,848           169            13,796
                                                ----------       -----------     ---------      ------------
    Net earnings                                $   23,271       $    24,361     $     313      $     47,945
                                                ==========       ===========     =========      ============
    Balance Sheet Information:
    Total assets                               $ 4,970,388       $ 8,109,682     $  17,792      $ 13,097,862
    Deferred policy acquisition costs              211,999           192,221             -           404,220
    Policyholder liabilities and accruals        2,005,718         1,176,850             -         3,182,568
    Other policyholder funds                         4,995             6,820                          11,815

                                                  Life
    2001                                        Insurance         Annuities        Other            Total
                                                ---------         ---------      ---------          -----
    Net interest spread (a)                    $     34,815      $     31,302    $    2,644       $    68,761
    Other revenues                                  101,685           139,727        (1,419)          239,993
                                               ------------      ------------    ----------       -----------
    Net revenues                                    136,500           171,029         1,225           308,754
                                               ------------      ------------    ----------       -----------
    Policy benefits                                  21,320            16,453             -            37,773
    Reinsurance premium ceded                        24,531                 4             -            24,535
    Amortization of deferred policy
       acquisition costs                             30,913            28,422             -            59,335
    Other non-interest expenses                      18,097            49,899             -            67,996
                                               ------------      ------------    ----------       -----------
    Total non-interest expenses                      94,861            94,778             -           189,639
                                               ------------      ------------    ----------       -----------
    Net earnings before Federal
        income tax provision                         41,639            76,251         1,225           119,115
    Income tax expense                               15,607            24,841           429            40,877
                                               ------------      ------------    ----------       -----------
    Net earnings                               $     26,032      $     51,410    $      796       $    78,238
                                               ============      ============    ==========       ===========
    Balance Sheet Information:
    Total assets                               $  5,674,704      $  9,625,104    $  150,208       $15,450,016
    Deferred policy acquisition costs               251,245           219,693             -           470,938
    Policyholder liabilities and accruals         2,094,195         1,256,616             -         3,350,811
    Other policyholder funds                          9,236             5,003             -            14,239


                                                  Life
    2000                                        Insurance         Annuities        Other            Total
                                                ---------         ---------      ---------          -----
    Net interest spread (a)                     $    38,265      $     27,199     $   9,493       $    74,957
    Other revenues                                  107,030           160,955           326           268,311
                                                -----------      ------------     ---------       -----------
    Net revenues                                    145,295           188,154         9,819           343,268
                                                -----------      ------------     ---------       -----------
    Policy benefits                                  20,371             1,245             -            21,616
    Reinsurance premium ceded                        23,913                 -             -            23,913
    Amortization of deferred policy
       acquisition costs                              5,025            48,498             -            53,523
    Other non-interest expenses                      16,656            41,417             -            58,073
                                                -----------      ------------     ---------       -----------
    Total non-interest expenses                      65,965            91,160             -           157,125
                                                -----------      ------------     ---------       -----------
    Net earnings before Federal
        income tax provision                         79,330            96,994         9,819           186,143
    Income tax expense                               26,362            30,663         3,437            60,462
                                                -----------      ------------     ---------       -----------
    Net earnings                                $    52,968      $     66,331     $   6,382       $   125,681
                                                ===========      ============     =========       ===========
    Balance Sheet Information:
    Total assets                                $ 6,175,339      $ 10,285,993     $  82,178       $16,543,510
    Deferred policy acquisition costs               277,408           216,680             -           494,088
    Policyholder liabilities and accruals         2,133,700         1,373,846             -         3,507,546
    Other policyholder funds                         11,243             6,435             -            17,678


    (a) Management considers investment income net of interest credited to policyholders' account balances in evaluating results.

    The table below summarizes the Company's net revenues by product for 2002, 2001 and 2000:

                                                            2002            2001            2000
                                                      -------------    ------------    ------------
    Life Insurance
        Variable life insurance                       $     102,603    $    110,842    $    116,664
        Interest-sensitive life insurance                    20,623          25,658          28,631
                                                      -------------    ------------    ------------
          Total Life Insurance                              123,226         136,500         145,295
                                                      -------------    ------------    ------------
    Annuities
        Variable annuities                                  139,210         152,427         154,200
        Interest-sensitive annuities                         32,747          18,602          33,954
                                                      -------------    ------------    ------------
          Total Annuities                                   171,957         171,029         188,154
                                                      -------------    ------------    ------------
    Other                                                       482           1,225           9,819
                                                      -------------    ------------    ------------
    Total                                             $     295,665    $    308,754    $    343,268
                                                      =============    ============    ============

                                    * * * * *

                           PART II. OTHER INFORMATION
                          UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

Merrill Lynch Life Insurance Company's By-Laws provide, in Article VI, as follows:

SECTION 1. ACTIONS OTHER THAN BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

SECTION 2. ACTIONS BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.

SECTION 3. RIGHT TO INDEMNIFICATION. To the extent that a director, officer or employee of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

SECTION 4. DETERMINATION OF RIGHT TO INDEMNIFICATION. Any indemnification under Sections 1 and 2 of this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.

Any persons serving as an officer, director or trustee of a corporation, trust, or other enterprise, including the Registrant, at the request of Merrill Lynch & Co., Inc. are entitled to indemnification from Merrill Lynch & Co. Inc., to the fullest extent authorized or permitted by law, for liabilities with respect to actions taken or omitted by such persons in any capacity in which such persons serve Merrill Lynch & Co., Inc. or such other corporation, trust, or other enterprise. Any action initiated by any such person for which indemnification is provided shall be approved by the Board of Directors of Merrill Lynch & Co., Inc. prior to such initiation.

DIRECTORS' AND OFFICERS' INSURANCE

Merrill Lynch & Co., Inc. has purchased from Corporate Officers' and Directors' Assurance Company directors' and officers' liability insurance policies which cover, in addition to the indemnification described above, liabilities for which indemnification is not provided under the By-Laws. The Company will pay an allocable portion of the insurance premium paid by Merrill Lynch & Co., Inc. with respect to such insurance policy.

ARKANSAS BUSINESS CORPORATION LAW

In addition, Section 4-26-814 of the Arkansas Business Corporation Law generally provides that a corporation has the power to indemnify a director or officer of the corporation, or a person serving at the request of the corporation as a director or officer of another corporation or other enterprise against any judgements, amounts paid in settlement, and reasonably incurred expenses in a civil or criminal action or proceeding if the director or officer acted in good faith in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation (or, in the case of a criminal action or proceeding, if he or she in addition had no reasonable cause to believe that his or her conduct was unlawful).

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                    REPRESENTATION PURSUANT TO SECTION 26(f)

Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

                     MERRILL LYNCH, PIERCE, FENNER & SMITH
                                  INCORPORATED
                             OFFICERS AND DIRECTORS

                              AS OF APRIL 3, 2003


                                   DIRECTORS

                               E. Stanley O'Neal
                               Thomas H. Patrick


                                    OFFICERS



E. Stanley O'Neal       Chairman of the Board and Chief Executive Officer
John C. Stomber         Treasurer
Judith A. Witterschein  Secretary


                           EXECUTIVE VICE PRESIDENTS


Rosemary T. Berkery  Thomas H. Patrick
James P. Gorman      Arshad R. Zakaria


                             SENIOR VICE PRESIDENTS


Samuel R. Chapin               Donald N. Gershuny             G. Kelly Martin
Daniel C. Cochran              Mark B. Goldfus                John T. McGowan
Michael R. Cowan               Jeffrey L. Humber              Carlos M. Morales
Paul W. Critchlow              Alfred F. Hurley, Jr.          Robert E. Mulholland
John W. Cummings               Claudia J. Kahn                John C. Qua
D. Kevin Dolan                 Terry Kassel                   Daniel C. Sontag
Ahamass L. Fakahany            Barry J. Mandel                John C. Stomber
H. McIntyre Gardner


                             FIRST VICE PRESIDENTS


Mark D. Alexander              John J. Fosina (2)             Ronald S. Oppenheimer
Steven A. Baronoff             Michael Gaffney                Richard B. Saltzman
Andrew Berry                   Jeffrey A. Gelfand             Barry G. Skolnick
I. Scott Bieler                Richard K. Gordon              Laurence Tosi
Gary M. Carlin                 Daniel N. Kane                 James R. Vallone
Dominic A. Carone (1)          Thomas J. Kerestes             Byron Vielehr
Allan Dinkoff                  John J. McDermott              Judith A. Witterschein
Andrea L. Dulberg              Robert J. Mooney               William Wong
Jonathan N. Eisenberg          Allan I. Morris
Anne Flannery                  Kevin Moynihan


---------------
(1) Mr. Carone is also the Controller.
(2) Mr. Fosina is also the Chief Financial Officer.

                                VICE PRESIDENTS


Jon Dye                   ASSISTANT VICE PRESIDENTS
Wendell A. Kapustiak      Gregory R. Krolikowski
Robert A. Manfredo        Edward A. Mallaney, Jr.
Daniel R. Mayo            ASSISTANT SECRETARIES
Avadhesh K. Nigam         Blair Duncan
David M. Oller            Lawrence M. Egan, Jr.
Leonard Pugliese          Bina Kalola
Daniel R. Roccato         Michael A. LaMaina
George A. Ruth            Patrick J. Moran
John P. Smith             Margaret E. Nelson
                          Jonathan Santelli

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.


The Prospectus consisting of 102 pages.


The undertaking to file reports.

Rule 484 Undertaking.

Representation Pursuant to Section 26(f).

Merrill Lynch, Pierce, Fenner & Smith Incorporated Officers and Directors.

The signatures.

Written Consents of the following persons:

     1. Barry G. Skolnick, Esq.

     2. Deborah J. Adler, FSA, MAAA

     3. Deloitte & Touche LLP, Independent Auditors

The following exhibits:


     8.(a) Written Consent of Barry G. Skolnick, Esq.


     8.(b) Written Consent of Deborah J. Adler, FSA, MAAA. See Exhibit 6.

     8.(c) Written Consent of Deloitte & Touche LLP, Independent Auditors.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Merrill Lynch Life Variable Life Separate Account II, hereby certifies that this Post-Effective Amendment No. 13 meets all of the requirements for effectiveness pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 13 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the Borough of Pennington and the State of New Jersey, on the 21st day of April 2003.


              MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
                                  (REGISTRANT)

                    BY: MERRILL LYNCH LIFE INSURANCE COMPANY
                                  (DEPOSITOR)


Attest: /s/  EDWARD W. DIFFIN, JR.                 By: /s/  BARRY G. SKOLNICK
       -------------------------------------       -----------------------------------------
       Edward W. Diffin, Jr.                          Barry G. Skolnick
       Vice President and Senior Counsel              Senior Vice President and General Counsel


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 13 to the Registration Statement has been signed below by the following persons in the capacities indicated on April 21, 2003.



                 SIGNATURE                                            TITLE
                 ---------                                            -----

                     *                             Director, Senior Vice President, and Chief
--------------------------------------------       Actuary
              Deborah J. Adler

                     *                             Director and Chairman of the Board
--------------------------------------------
            H. McIntyre Gardner

                     *                             Director and Senior Vice President
--------------------------------------------
            Christopher J. Grady

                     *                             Director, Senior Vice President, Chief
--------------------------------------------       Financial Officer, and Treasurer
             Joseph E. Justice

                     *                             Director, President, and Chief Executive
--------------------------------------------       Officer
             Nikos K. Kardassis

         *By: /s/ BARRY G. SKOLNICK                In his own capacity as Director, Senior Vice
-------------------------------------------        President, and General Counsel, and as
             Barry G. Skolnick                     Attorney-In-Fact

                                 EXHIBIT INDEX


1.A.(1)       Resolutions of the Board of Directors of Merrill Lynch Life
              Insurance Company establishing the Separate Account.
              Incorporated by Reference to Post-Effective Amendment No. 7
              to the Registration Statement filed by the Registrant on
              Form S-6 (File No. 33-43057).
    (2)       Not applicable.
    (3)       Distributing Contracts.
        (a)   Distribution Agreement between Merrill Lynch Life Insurance
              Company and Merrill Lynch, Pierce, Fenner & Smith
              Incorporated. Incorporated by Reference to Post-Effective
              Amendment No. 8 to the Registration Statement filed by
              Merrill Lynch Variable Life Separate Account on Form S-6
              (File No. 33-55472).
        (b)   Amended Sales Agreement between Merrill Lynch Life Insurance
              Company and Merrill Lynch Life Agency, Inc. Incorporated by
              Reference to Post-Effective Amendment No. 8 to the
              Registration Statement filed by Merrill Lynch Variable Life
              Separate Account on Form S-6 (File No. 33-55472).
        (c)   Schedule of Sales Commissions. See Exhibit A(3)(b).
    (4)       Not applicable.
    (5) (a)   Modified Single Premium Variable Life Insurance Policy.
              Incorporated by Reference to Post-Effective Amendment No. 7
              filed by the Registrant on Form S-6 (File No. 33-43058).
    (5) (b1)  Guarantee of Insurability Rider. Incorporated by Reference
              to Post-Effective Amendment No. 7 filed by the Registrant on
              Form S-6 (File No. 33-43058).
    (5) (b2)  Death Benefit Proceeds Rider. Incorporated by Reference to
              Post-Effective Amendment No. 7 filed by the Registrant on
              Form S-6 (File No. 33-43058).
    (5) (b3)  Single Premium Immediate Annuity Rider. Incorporated by
              Reference to Post-Effective Amendment No. 7 filed by the
              Registrant on Form S-6 (File No. 33-43058).
    (5) (b4)  Change of Insured Rider. Incorporated by Reference to
              Post-Effective Amendment No. 7 filed by the Registrant on
              Form S-6 (File No. 33-43058).
    (5) (b5)  Partial Withdrawal Rider. Incorporated by Reference to
              Post-Effective Amendment No. 7 filed by the Registrant on
              Form S-6 (File No. 33-43058).
    (5) (b6)  Special Allocation Rider. Incorporated by Reference to
              Post-Effective Amendment No. 7 filed by the Registrant on
              Form S-6 (File No. 33-43058).
    (5) (b7)  Backdating Endorsement. Incorporated by Reference to
              Post-Effective Amendment No. 7 filed by the Registrant on
              Form S-6 (File No. 33-43058).
    (5) (b8)  Additional Payment Endorsement. Incorporated by Reference to
              Post-Effective Amendment No. 7 filed by the Registrant on
              Form S-6 (File No. 33-43058).
    (5) (c)   Certificate of Assumption. Incorporated by Reference to
              Post-Effective Amendment No. 7 filed by the Registrant on
              Form S-6 (File No. 33-43058).
    (5) (d)   Company Name Change Endorsement. Incorporated by Reference
              to Post-Effective Amendment No. 7 filed by the Registrant on
              Form S-6 (File No. 33-43058).
    (5) (e)   Form of Illustrations of Death Benefits, Investment Base,
              Cash Surrender Values and Accumulated Payments. Incorporated
              by Reference to Post-Effective Amendment No. 12 filed by the
              Registrant on Form S-6 (File No. 33-43058).
    (6) (a)   Articles of Amendment, Restatement, and Redomestication of
              the Articles of Incorporation of Merrill Lynch Life
              Insurance Company. Incorporated by Reference to
              Post-Effective Amendment No. 8 to the Registration Statement
              filed by Merrill Lynch Variable Life Separate Account on
              Form S-6 (File No. 33-55472).
        (b)   Amended and Restated By-Laws of Merrill Lynch Life Insurance
              Company. Incorporated by Reference to Post-Effective
              Amendment No. 8 to the Registration Statement filed by
              Merrill Lynch Variable Life Separate Account on Form S-6
              (File No. 33-55472).
    (7)       Not applicable.
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    (8) (a)   Agreement between Merrill Lynch Life Insurance Company and
              Merrill Lynch Series Fund, Inc. Incorporated by Reference to
              Post-Effective Amendment No. 8 to the Registration Statement
              filed by Merrill Lynch Variable Life Separate Account on
              Form S-6 (File No. 33-55472).
        (b)   Agreement between Merrill Lynch Life Insurance Company and
              Merrill Lynch Funds Distributor, Inc. Incorporated by
              Reference to Post-Effective Amendment No. 8 to the
              Registration Statement filed by Merrill Lynch Variable Life
              Separate Account on Form S-6 (File No. 33-55472).
        (c)   Agreement between Merrill Lynch Life Insurance Company and
              Merrill Lynch, Pierce, Fenner & Smith Incorporated.
              Incorporated by Reference to Post-Effective Amendment No. 8
              to the Registration Statement filed by Merrill Lynch
              Variable Life Separate Account on Form S-6 (File No.
              33-55472).
        (d)   Participation Agreement among Merrill Lynch Life Insurance
              Company, ML Life Insurance Company of New York, and Monarch
              Life Insurance Company. Incorporated by Reference to
              Post-Effective Amendment No. 3 to the Registration Statement
              filed by Merrill Lynch Variable Life Separate Account on
              Form S-6 (File No. 33-55472).
        (e)   Form of Participation Agreement among Merrill Lynch Life
              Insurance Company, ML Life Insurance Company of New York and
              Family Life Insurance Company. Incorporated by reference to
              Post-Effective Amendment No. 4 to the Registration Statement
              filed by the Registrant on Form S-6 (File No. 33-43058).
        (g)   Form of Participation Agreement Among Merrill Lynch Life
              Insurance Company, Alliance Capital Management L.P., and
              Alliance Fund Distributors, Inc. Incorporated by Reference
              to Merrill Lynch Life Variable Annuity Separate Account A's
              Post-Effective Amendment No. 10 to the Registration
              Statement filed on Form N-4 (File No. 33-43773).
        (h)   Form of Participation Agreement Among MFS Variable Insurance
              Trust, Merrill Lynch Life Insurance Company, and
              Massachusetts Financial Services Company. Incorporated by
              Reference to Merrill Lynch Life Variable Annuity Separate
              Account A's Post-Effective Amendment No. 10 to the
              Registration Statement filed on Form N-4 (File No.
              33-43773).
        (i)   Participation Agreement By and Among AIM Variable Insurance
              Funds, Inc., AIM Distributors, Inc., and Merrill Lynch Life
              Insurance Company. Incorporated by Reference to Merrill
              Lynch Life Variable Annuity Separate Account A's
              Post-Effective Amendment No. 11 to the Registration
              Statement filed on Form N-4 (File No. 33-43773).
        (j)   Form of Participation Agreement among Merrill Lynch Life
              Insurance Company, Hotchkis and Wiley Variable Trust, and
              Hotchkis and Wiley. (Incorporated by reference to Merrill
              Lynch Life Variable Annuity Separate Account A's
              Post-Effective Amendment No. 12 to Form N-4 Registration No.
              33-43773 Filed May 1, 1998.)
        (k)   Form of Participation Agreement between Merrill Lynch Life
              Insurance Company and Mercury Asset Management V.I. Funds,
              Inc. (Incorporated by reference to Merrill Lynch Life
              Variable Annuity Separate Account A's Post-Effective
              Amendment No. 15 to Form N-4 Registration No. 33-43773 Filed
              April 14, 1999.)
        (l)   Form of Participation Agreement Between Merrill Lynch
              Variable Series Funds, Inc. and Merrill Lynch Life Insurance
              Company. (Incorporated by Reference to Merrill Lynch Life
              Variable Annuity Separate Account A's Post-Effective
              Amendment No. 10 to Form N-4, Registration No. 33-43773
              Filed December 10, 1996.)
        (m)   Amendment to the Participation Agreement Between Merrill
              Lynch Variable Series Funds, Inc. and Merrill Lynch Life
              Insurance Company. (Incorporated by Reference to Merrill
              Lynch Life Variable Annuity Separate Account A's
              Registration Statement on Form N-4, Registration No.
              333-90243 Filed November 3, 1999.)
        (n)   Amendment to the Participation Agreement Among Merrill Lynch
              Life Insurance Company, Alliance Capital Management L.P.,
              and Alliance Fund Distributors, Inc. dated May 1, 1997.
              (Incorporated by Reference to Merrill Lynch Life Variable
              Annuity Separate Account A's Registration Statement on Form
              N-4, Registration No. 333-90243 Filed November 3, 1999.)
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                                       II-8
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        (o)   Amendment to the Participation Agreement Among Merrill Lynch
              Life Insurance Company, Alliance Capital Management L.P.,
              and Alliance Fund Distributors, Inc. dated June 5, 1998.
              (Incorporated by Reference to Merrill Lynch Life Variable
              Annuity Separate Account A's Registration Statement on Form
              N-4, Registration No. 333-90243 Filed November 3, 1999.)
        (p)   Amendment to the Participation Agreement Among Merrill Lynch
              Life Insurance Company, Alliance Capital Management L.P.,
              and Alliance Fund Distributors, Inc. dated July 22, 1999.
              (Incorporated by Reference to Merrill Lynch Life Variable
              Annuity Separate Account A's Registration Statement on Form
              N-4, Registration No. 333-90243 Filed November 3, 1999.)
        (q)   Amendment to the Participation Agreement Among MFS(R)
              Variable Insurance Trust-SM-, Merrill Lynch Life Insurance
              Company, and Massachusetts Financial Services Company dated
              May 1, 1997. (Incorporated by Reference to Merrill Lynch
              Life Variable Annuity Separate Account A's Registration
              Statement on Form N-4, Registration No. 333-90243 Filed
              November 3, 1999.)
        (r)   Amendment to the Participation Agreement By And Among AIM
              Variable Insurance Funds, Inc., AIM Distributors, Inc., and
              Merrill Lynch Life Insurance Company. (Incorporated by
              Reference to Merrill Lynch Life Variable Annuity Separate
              Account A's Registration Statement on Form N-4, Registration
              No. 333-90243 Filed November 3, 1999.)
        (s)   Amendment to the Participation Agreement Among Merrill Lynch
              Life Insurance Company and Hotchkis and Wiley Variable
              Trust. (Incorporated by Reference to Merrill Lynch Life
              Variable Annuity Separate Account A's Registration Statement
              on Form N-4, Registration No. 333-90243 Filed November 3,
              1999.)
    (9) (a)   Amended form of terminated Service Agreement between Merrill
              Lynch Life Insurance Company and Monarch Life Insurance
              Company. Incorporated by Reference to Post-Effective
              Amendment No. 7 filed by the Registrant on Form S-6 (File
              No. 33-43058).
        (b)   Board Resolution for Merger and Combination of Accounts.
              Incorporated by Reference to Post-Effective Amendment No. 7
              filed by the Registrant on Form S-6 (File No. 33-43058).
        (c)   Plan and Agreement of Merger between Tandem Insurance Group,
              Inc. and Merrill Lynch Life Insurance Company. Incorporated
              by Reference to Post-Effective Amendment No. 7 filed by the
              Registrant on Form S-6 (File No. 33-43058).
        (d)   Service Agreement among Merrill Lynch Life Insurance
              Company, Family Life Insurance Company and Merrill Lynch
              Insurance Group, Inc. Incorporated by reference to
              Post-Effective Amendment No. 4 filed by the Registrant on
              Form S-6 (File No. 33-43058).
   (10)       Application form for Modified Single Premium Variable Life
              Insurance Policy. Incorporated by Reference to
              Post-Effective Amendment No. 7 filed by the Registrant on
              Form S-6 (File No. 33-43058).
   (11) (a)   Memorandum describing Merrill Lynch Life Insurance Company's
              Issuance, Transfer and Redemption Procedures. Incorporated
              by reference to Post-Effective Amendment No. 4 filed by the
              Registrant on Form S-6 (File No. 33-43058).
   (11) (b)   Supplement to Memorandum describing Merrill Lynch Life
              Insurance Company's Issuance, Transfer and Redemption
              Procedures. Incorporated by Reference to Registrant's
              Post-Effective Amendment No. 8 to the Registration Statement
              filed on Form S-6 (File No. 33-55472).
     2.       See 1.A.(5).
     3.       Opinion and Consent of Barry G. Skolnick, Esq. as to the
              legality of the securities being registered. Incorporated by
              Reference to Post-Effective Amendment No. 6 to the
              Registration Statement filed by the Registrant on Form S-6
              (File No. 33-43058).
     4.       Not applicable.
     5.       Not applicable.
     6.       Opinion and Consent of Deborah J. Adler, FSA, MAAA as to
              actuarial matters pertaining to the securities being
              registered. Incorporated by Reference to Post-Effective
              Amendment No. 12 filed by the Registrant on Form S-6 (File
              No. 33-43058).
     7. (a)   Power of Attorney of Barry G. Skolnick. Incorporated by
              Reference to Post-Effective Amendment No. 2 to the
              Registration Statement filed by Merrill Lynch Variable Life
              Separate Account on Form S-6 (File No. 33-55472).
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                                       II-9
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        (b)   Power of Attorney from H. McIntyre Gardner. (Incorporated by
              Reference to Merrill Lynch Life Variable Annuity Separate
              Account A's Registration Statement on Form N-4, Registration
              No. 333-63904 Filed June 26, 2001.)
        (c)   Power of Attorney from Christopher J. Grady. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate
              Account A's Registration Statement on Form N-4, Registration
              No. 333-63904 Filed June 26, 2001.)
        (d)   Power of Attorney from Nikos K. Kardassis. (Incorporated by
              Reference to Merrill Lynch Life Variable Annuity Separate
              Account A's Pre-Effective Amendment No. 1 to Form N-4,
              Registration No. 333-63904 Filed September 10, 2001.)
        (e)   Power of Attorney for Deborah J. Adler. (Incorporated by
              Reference to Merrill Lynch Life Variable Annuity Separate
              Account A's Registration Statement on Form N-4, File No.
              333-90243 Filed April 22, 2003.)
        (f)   Power of Attorney for Joseph E. Justice. (Incorporated by
              Reference to Merrill Lynch Life Variable Annuity Separate
              Account A's Registration Statement on Form N-4, File No.
              333-90243 Filed April 22, 2003.)
     8. (a)   Written Consent of Barry G. Skolnick, Esq.
        (b)   Written Consent of Deborah J. Adler, FSA, MAAA.
        (c)   Written Consent of Deloitte & Touche LLP, Independent
              Auditors.
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                                      II-10